UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Small Cap Stock K6 Fund Fidelity® Small Cap Stock K6 Fund : FKICX

This semi-annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 33	0.60%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,707,717
Number of Holdings	147
Portfolio Turnover	191%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.6
Financials	17.3
Consumer Discretionary	13.5
Health Care	12.7
Information Technology	12.2
Energy	4.9
Materials	4.3
Real Estate	4.3
Consumer Staples	3.5
Utilities	2.5
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.3
Thailand - 2.1
Japan - 1.1
Israel - 0.9
Puerto Rico - 0.8
Italy - 0.6
Taiwan - 0.6
Sweden - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Cbiz Inc	3.2
Laureate Education Inc	2.8
Sanmina Corp	2.2
Fabrinet	2.1
YETI Holdings Inc	2.0
Perimeter Solutions Inc	1.9
Genpact Ltd	1.9
V2X Inc	1.8
Primerica Inc	1.8
American Eagle Outfitters Inc	1.7
21.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915089.101    2942-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Small Cap Stock Fund Fidelity® Small Cap Stock Fund : FSLCX

This semi-annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 50	0.90%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,172,940,037
Number of Holdings	148
Portfolio Turnover	162%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	13.5
Health Care	12.8
Information Technology	12.3
Energy	4.9
Materials	4.3
Real Estate	4.3
Consumer Staples	3.5
Utilities	2.5
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Canada - 2.3
Thailand - 2.2
Japan - 1.1
Israel - 0.9
Puerto Rico - 0.8
Italy - 0.6
Taiwan - 0.6
Sweden - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Cbiz Inc	3.0
Laureate Education Inc	2.8
Fabrinet	2.2
Sanmina Corp	2.2
YETI Holdings Inc	2.0
Perimeter Solutions Inc	1.9
Genpact Ltd	1.9
V2X Inc	1.8
Primerica Inc	1.8
American Eagle Outfitters Inc	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915050.101    340-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Small Cap Discovery Fund Fidelity® Small Cap Discovery Fund : FSCRX

This semi-annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 40	0.74%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,302,165,813
Number of Holdings	152
Portfolio Turnover	75%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Financials	22.9
Consumer Discretionary	14.3
Information Technology	14.0
Health Care	10.2
Energy	4.1
Materials	3.0
Real Estate	1.2
Consumer Staples	1.0
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
Thailand - 2.1
Puerto Rico - 1.2
Canada - 0.6
Brazil - 0.2
Bailiwick Of Guernsey - 0.2
Grand Cayman (UK Overseas Ter) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Laureate Education Inc	4.0
Genpact Ltd	3.9
IES Holdings Inc	3.1
Sanmina Corp	2.4
Old National Bancorp/IN	2.3
Brink's Co/The	2.1
Fabrinet	2.1
Maximus Inc	2.1
Webster Financial Corp	2.0
Brady Corp Class A	2.0
26.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915051.101    384-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series Small Cap Discovery Fund Fidelity® Series Small Cap Discovery Fund : FJACX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,789,664,061
Number of Holdings	152
Portfolio Turnover	70%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.5
Financials	22.9
Information Technology	14.3
Consumer Discretionary	13.5
Health Care	10.7
Energy	4.1
Materials	3.0
Real Estate	1.2
Consumer Staples	1.0
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.6
Thailand - 2.1
Puerto Rico - 1.1
Canada - 0.6
Brazil - 0.2
Bailiwick Of Guernsey - 0.2
Grand Cayman (UK Overseas Ter) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Genpact Ltd	3.9
IES Holdings Inc	3.1
Laureate Education Inc	3.1
Sanmina Corp	2.4
Maximus Inc	2.4
Old National Bancorp/IN	2.3
Brink's Co/The	2.2
Fabrinet	2.1
Kyndryl Holdings Inc	2.1
Brady Corp Class A	2.0
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915083.101    2615-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series Small Cap Core Fund Fidelity® Series Small Cap Core Fund : FSSLX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,531,530,784
Number of Holdings	224
Portfolio Turnover	73%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.0
Information Technology	17.3
Financials	16.8
Health Care	15.9
Consumer Discretionary	10.2
Real Estate	5.6
Energy	5.0
Materials	2.6
Communication Services	2.5
Utilities	2.3
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.0
Canada - 1.8
Thailand - 1.2
Israel - 1.1
Bahamas (Nassau) - 0.9
Puerto Rico - 0.8
Brazil - 0.4
Japan - 0.4
Taiwan - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Laureate Education Inc	1.2
Fabrinet	1.2
NEXTracker Inc Class A	1.2
Sterling Infrastructure Inc	1.1
IES Holdings Inc	1.1
Solaris Energy Infrastructure Inc Class A	1.0
Wintrust Financial Corp	0.9
Herc Holdings Inc	0.9
Construction Partners Inc Class A	0.9
REV Group Inc	0.9
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915114.101    6956-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock K6 Fund Fidelity® Mid-Cap Stock K6 Fund : FNKFX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,135,713,813
Number of Holdings	182
Portfolio Turnover	35%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Consumer Discretionary	15.1
Financials	14.0
Information Technology	13.2
Health Care	9.1
Real Estate	6.2
Energy	5.3
Materials	3.9
Consumer Staples	2.9
Utilities	2.0
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.8
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Jones Lang LaSalle Inc	1.6
Acuity Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915105.101    3462-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund : FMCSX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 31	0.57%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915048.101    337-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund Class K : FKMCX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 27	0.50%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915047.101    2097-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Large Cap Stock K6 Fund Fidelity® Large Cap Stock K6 Fund : FCLKX

This semi-annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 26	0.45%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$116,187,669
Number of Holdings	182
Portfolio Turnover	14%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Industrials	18.0
Financials	13.6
Health Care	10.3
Communication Services	9.6
Energy	8.0
Consumer Staples	4.3
Consumer Discretionary	2.8
Materials	1.8
Utilities	1.0
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 2.1
Zambia - 1.2
Belgium - 1.1
United Kingdom - 1.1
Taiwan - 0.8
Netherlands - 0.8
Germany - 0.7
France - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Microsoft Corp	6.3
Wells Fargo & Co	5.2
GE Aerospace	4.7
Boeing Co	3.9
GE Vernova Inc	3.7
Exxon Mobil Corp	3.5
Alphabet Inc Class A	3.1
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
43.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915090.101    2954-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Large Cap Stock Fund Fidelity® Large Cap Stock Fund : FLCSX

This semi-annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 43	0.75%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$6,534,821,169
Number of Holdings	182
Portfolio Turnover	20%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Industrials	18.0
Financials	14.5
Health Care	10.4
Communication Services	9.8
Energy	8.1
Consumer Staples	4.3
Consumer Discretionary	2.8
Materials	1.9
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.2
Zambia - 1.3
United Kingdom - 1.1
Belgium - 1.1
Netherlands - 0.8
Germany - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.0
Microsoft Corp	6.4
Wells Fargo & Co	5.8
GE Aerospace	4.8
Boeing Co	3.9
GE Vernova Inc	3.6
Exxon Mobil Corp	3.5
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915049.101    338-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity® Founders Fund : FIFNX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 45	0.79%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915093.101    3336-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class Z : FIFWX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.68%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915098.101    3353-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class M : FIFPX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.33%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915096.101    3351-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class I : FIFVX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.77%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915097.101    3352-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class C : FIFQX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	1.83%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915095.101    3350-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class A : FIFOX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.08%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	19.7
Communication Services	16.5
Consumer Discretionary	13.6
Industrials	11.0
Materials	4.4
Consumer Staples	3.8
Energy	1.1
Real Estate	1.1
Health Care	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.2
Canada - 8.5
Taiwan - 2.3
France - 1.7
China - 1.3
Japan - 0.9
Brazil - 0.8
Netherlands - 0.7
Korea (South) - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Alphabet Inc Class C	7.4
Microsoft Corp	7.0
Amazon.com Inc	5.4
Interactive Brokers Group Inc Class A	2.9
Meta Platforms Inc Class A	2.8
Monster Beverage Corp	2.7
Marriott International Inc/MD Class A1	2.3
Intercontinental Exchange Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915094.101    3349-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class A : FMCHX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.86%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918469.101    7839-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class M : FMCJX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.11%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918473.101    7840-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class C : FMCNX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.61%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918471.101    7841-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class I : FMCQX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.60%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918475.101    7842-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class Z : FMCWX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.50%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Consumer Discretionary	14.8
Financials	13.7
Information Technology	13.1
Health Care	9.0
Real Estate	6.1
Energy	5.1
Materials	3.8
Consumer Staples	2.8
Utilities	2.0
Communication Services	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 2.6
Italy - 2.1
United Kingdom - 1.7
Thailand - 1.3
Brazil - 0.7
Germany - 0.6
Belgium - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Comfort Systems USA Inc	1.7
Ciena Corp	1.7
AECOM	1.7
Flex Ltd	1.7
Acuity Inc	1.5
Jones Lang LaSalle Inc	1.5
Performance Food Group Co	1.5
Somnigroup International Inc	1.4
Wintrust Financial Corp	1.4
Fabrinet	1.3
15.4
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1.9918477.101    7843-TSRS-1225

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Stock K6 Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	6,721	16,843
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	6,500	6,868
TOTAL AUSTRALIA		23,711
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	2,580	27,864
CANADA - 2.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	1,668	43,265
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	497	20,834
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	7,846	36,081
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (a)(b)	3,397	81,138
TOTAL INFORMATION TECHNOLOGY		117,219

Utilities - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp (United States)	4,303	194,970
TOTAL CANADA		376,288
ISRAEL - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	799	35,065
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (a)	214	73,753
Software - 0.3%
Cellebrite DI Ltd (a)	2,736	46,676
TOTAL ISRAEL		155,494
ITALY - 0.6%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Sanlorenzo SpA/Ameglia	2,700	105,502
JAPAN - 1.1%
Industrials - 1.1%
Machinery - 0.5%
Sumitomo Heavy Industries Ltd	3,163	84,786
Professional Services - 0.6%
BayCurrent Inc	2,134	97,831
TOTAL JAPAN		182,617
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)(c)	829	31,461
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc	4,922	140,129
SWEDEN - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Asmodee Group AB B Shares	3,530	45,584
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	1,100	9,529
TOTAL SWEDEN		55,113
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Silicon Motion Technology Corp ADR	1,035	101,544
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	806	355,099
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Beauty Tech Group PLC/The	4,500	15,666
UNITED STATES - 87.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(d)	6,792	0
Consumer Discretionary - 12.3%
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	1,219	34,108
Diversified Consumer Services - 3.9%
Grand Canyon Education Inc (a)	1,002	188,677
Laureate Education Inc (a)	15,553	451,504
Stride Inc (a)	75	5,102
		645,283
Hotels, Restaurants & Leisure - 0.4%
Pursuit Attractions and Hospitality Inc (a)	1,916	67,980
Household Durables - 2.0%
KB Home	2,828	176,524
Tri Pointe Homes Inc (a)	4,749	151,255
		327,779
Leisure Products - 2.0%
YETI Holdings Inc (a)(c)	10,020	340,580
Specialty Retail - 2.4%
American Eagle Outfitters Inc	16,574	276,952
Lithia Motors Inc Class A	380	119,350
		396,302
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	1,124	91,820
Oxford Industries Inc	1,800	66,329
Steven Madden Ltd	2,358	79,960
		238,109
TOTAL CONSUMER DISCRETIONARY		2,050,141

Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 2.7%
Grocery Outlet Holding Corp (a)	13,733	186,906
Performance Food Group Co (a)	2,722	263,326
		450,232
Tobacco - 0.8%
Turning Point Brands Inc	1,521	136,738
TOTAL CONSUMER STAPLES		586,970

Energy - 4.6%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	2,707	119,568
Flowco Holdings Inc Class A	4,500	72,900
Kodiak Gas Services Inc	2,716	100,166
Solaris Energy Infrastructure Inc Class A (c)	537	28,585
		321,219
Oil, Gas & Consumable Fuels - 2.7%
Chord Energy Corp	1,801	163,387
Core Natural Resources Inc	1,531	120,948
Gulfport Energy Corp (a)	872	162,201
		446,536
TOTAL ENERGY		767,755

Financials - 16.5%
Banks - 9.0%
Ameris Bancorp (c)	2,382	170,599
Axos Financial Inc (a)	1,189	92,717
Connectone Bancorp Inc	4,475	107,669
CVB Financial Corp	6,334	116,356
Eastern Bankshares Inc	9,139	160,207
First Bancorp/Southern Pines NC	2,930	142,222
FNB Corp/PA	9,454	148,617
Old National Bancorp/IN	10,102	206,384
Webster Financial Corp	3,088	176,140
Western Alliance Bancorp	2,277	176,126
		1,497,037
Capital Markets - 1.8%
Perella Weinberg Partners Class A	10,646	198,867
WisdomTree Inc	9,337	111,671
		310,538
Consumer Finance - 2.2%
FirstCash Holdings Inc	1,499	237,592
SLM Corp	4,715	126,597
		364,189
Insurance - 3.5%
Baldwin Insurance Group Inc/The Class A (a)(c)	10,932	241,597
Hagerty Inc Class A (a)	4,947	55,505
Primerica Inc	1,117	290,275
		587,377
TOTAL FINANCIALS		2,759,141

Health Care - 12.4%
Biotechnology - 3.2%
ARS Pharmaceuticals Inc (a)(c)	5,300	47,488
Catalyst Pharmaceuticals Inc (a)	1,883	40,051
Celldex Therapeutics Inc (a)	1,137	30,392
Centessa Pharmaceuticals PLC ADR (a)	900	22,410
Cogent Biosciences Inc (a)	2,531	41,255
Dianthus Therapeutics Inc (a)	709	24,801
Disc Medicine Inc (a)	453	39,058
GRAIL Inc (a)	175	16,088
Mirum Pharmaceuticals Inc (a)(c)	442	32,111
Nuvalent Inc Class A (a)	657	65,253
Soleno Therapeutics Inc (a)	425	28,543
Spyre Therapeutics Inc (a)	724	17,709
Ultragenyx Pharmaceutical Inc (a)	900	31,140
Upstream Bio Inc (a)	827	21,378
Vaxcyte Inc (a)	745	33,734
Viking Therapeutics Inc (a)	321	12,224
Viridian Therapeutics Inc (a)	1,641	38,777
		542,412
Health Care Equipment & Supplies - 3.1%
Artivion Inc (a)	1,027	46,594
Lantheus Holdings Inc (a)	1,966	113,419
Masimo Corp (a)	574	80,733
Merit Medical Systems Inc (a)	1,311	114,765
Penumbra Inc (a)	242	55,024
TransMedics Group Inc (a)(c)	775	101,944
		512,479
Health Care Providers & Services - 3.2%
BrightSpring Health Services Inc (a)	3,754	124,070
Ensign Group Inc/The	722	130,032
HealthEquity Inc (a)	1,397	132,129
LifeStance Health Group Inc (a)	16,118	78,978
Option Care Health Inc (a)	1,900	49,457
PACS Group Inc (a)	1,752	21,164
		535,830
Life Sciences Tools & Services - 0.7%
BioLife Solutions Inc (a)	2,334	65,049
Charles River Laboratories International Inc (a)	259	46,637
		111,686
Pharmaceuticals - 2.2%
Crinetics Pharmaceuticals Inc (a)	1,267	55,115
Enliven Therapeutics Inc (a)	1,251	29,298
Ligand Pharmaceuticals Inc (a)	1,049	200,684
Phibro Animal Health Corp Class A	1,088	45,761
Trevi Therapeutics Inc (a)	2,700	31,482
		362,340
TOTAL HEALTH CARE		2,064,747

Industrials - 20.4%
Aerospace & Defense - 3.6%
Carpenter Technology Corp	145	45,806
Karman Holdings Inc (a)(c)	1,382	116,420
Leonardo DRS Inc	1,223	44,712
Mercury Systems Inc (a)	1,204	93,202
V2X Inc (a)	5,210	297,439
		597,579
Air Freight & Logistics - 1.0%
Hub Group Inc Class A	4,517	166,361
Building Products - 1.2%
CSW Industrials Inc	426	106,679
Tecnoglass Inc	1,527	91,055
		197,734
Construction & Engineering - 3.2%
Construction Partners Inc Class A (a)	721	82,446
IES Holdings Inc (a)	530	207,697
Legence Corp Class A	3,219	133,170
WillScot Holdings Corp	5,199	113,078
		536,391
Electrical Equipment - 0.2%
NEXTracker Inc Class A (a)	300	30,366
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings Inc	3,601	162,477
Machinery - 1.1%
Hillman Solutions Corp Class A (a)	11,200	103,264
REV Group Inc	1,676	85,929
		189,193
Professional Services - 6.5%
Cbiz Inc (a)(c)	9,475	521,125
Genpact Ltd	8,203	312,944
KBR Inc	5,446	233,307
		1,067,376
Trading Companies & Distributors - 2.6%
Core & Main Inc Class A (a)	2,817	146,991
EVI Industries Inc	400	10,776
Herc Holdings Inc (c)	1,887	268,048
Transcat Inc (a)	200	14,530
		440,345
TOTAL INDUSTRIALS		3,387,822

Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 5.1%
Belden Inc	526	64,093
Insight Enterprises Inc (a)	2,388	238,800
Mirion Technologies Inc Class A (a)(c)	3,947	115,923
Sanmina Corp (a)	2,555	350,163
TD SYNNEX Corp	230	35,993
TTM Technologies Inc (a)	600	40,320
		845,292
IT Services - 1.0%
Kyndryl Holdings Inc (a)	5,871	169,789
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (a)	2,295	122,461
Kopin Corp (a)(c)	4,100	14,186
Penguin Solutions Inc (a)	3,858	85,918
		222,565
Software - 0.5%
Riot Platforms Inc (a)	2,880	56,966
Weave Communications Inc (a)	3,282	24,320
		81,286
TOTAL INFORMATION TECHNOLOGY		1,318,932

Materials - 4.3%
Chemicals - 3.4%
Element Solutions Inc	7,558	201,950
Hawkins Inc	358	50,782
Perimeter Solutions Inc (c)	13,609	319,948
		572,680
Construction Materials - 0.9%
Eagle Materials Inc	705	149,685
TOTAL MATERIALS		722,365

Real Estate - 4.3%
Health Care REITs - 0.8%
CareTrust REIT Inc	3,949	136,833
Industrial REITs - 0.6%
Terreno Realty Corp	1,751	100,035
Real Estate Management & Development - 1.3%
Compass Inc Class A (a)	26,993	208,116
Retail REITs - 1.2%
Acadia Realty Trust	6,234	118,882
Tanger Inc	2,501	81,433
		200,315
Specialized REITs - 0.4%
Four Corners Property Trust Inc	2,923	69,099
TOTAL REAL ESTATE		714,398

Utilities - 1.3%
Gas Utilities - 0.8%
Southwest Gas Holdings Inc	1,733	137,774
Water Utilities - 0.5%
WaterBridge Infrastructure LLC Class A (c)	3,545	85,080
TOTAL UTILITIES		222,854

TOTAL UNITED STATES		14,595,125
TOTAL COMMON STOCKS (Cost $13,778,473)		16,165,613

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	463,963	464,056
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	1,863,326	1,863,513
TOTAL MONEY MARKET FUNDS (Cost $2,327,569)			2,327,569

TOTAL INVESTMENT IN SECURITIES - 110.7% (Cost $16,106,042)	18,493,182
NET OTHER ASSETS (LIABILITIES) - (10.7)%	(1,785,465)
NET ASSETS - 100.0%	16,707,717

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $97,981 or 0.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	213,944	4,981,137	4,731,026	5,600	1	-	464,056	463,963	0.0%
Fidelity Securities Lending Cash Central Fund	1,439,089	10,180,545	9,756,121	818	-	-	1,863,513	1,863,326	0.0%
Total	1,653,033	15,161,682	14,487,147	6,418	1	-	2,327,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	-	-	-	-
Consumer Discretionary	2,244,757	2,244,757	-	-
Consumer Staples	586,970	586,970	-	-
Energy	811,020	811,020	-	-
Financials	2,899,270	2,899,270	-	-
Health Care	2,117,042	2,117,042	-	-
Industrials	3,587,282	3,587,282	-	-
Information Technology	2,055,156	2,055,156	-	-
Materials	731,894	731,894	-	-
Real Estate	714,398	714,398	-	-
Utilities	417,824	417,824	-	-

Money Market Funds	2,327,569	2,327,569	-	-
Total Investments in Securities:	18,493,182	18,493,182	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,929,878) - See accompanying schedule:
Unaffiliated issuers (cost $13,778,473)	$16,165,613
Fidelity Central Funds (cost $2,327,569)	2,327,569

Total Investment in Securities (cost $16,106,042)		$18,493,182
Foreign currency held at value (cost $1)		1
Receivable for investments sold		106,637
Receivable for fund shares sold		2,351
Dividends receivable		8,639
Distributions receivable from Fidelity Central Funds		1,625
Other receivables		59
Total assets		18,612,494
Liabilities
Payable for investments purchased	$32,021
Payable for fund shares redeemed	939
Accrued management fee	8,494
Collateral on securities loaned	1,863,323
Total liabilities		1,904,777
Net Assets		$16,707,717
Net Assets consist of:
Paid in capital		$12,647,891
Total accumulated earnings (loss)		4,059,826
Net Assets		$16,707,717
Net Asset Value, offering price and redemption price per share ($16,707,717 ÷ 2,700,530 shares)		$6.19
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$68,962
Income from Fidelity Central Funds (including $818 from security lending)		6,418
Total income		75,380
Expenses
Management fee	$45,990
Independent trustees' fees and expenses	26
Total expenses before reductions	46,016
Expense reductions	(77)
Total expenses after reductions		45,939
Net Investment income (loss)		29,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,033,677
Fidelity Central Funds	1
Foreign currency transactions	(407)
Total net realized gain (loss)		2,033,271
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	503,410
Assets and liabilities in foreign currencies	211
Total change in net unrealized appreciation (depreciation)		503,621
Net gain (loss)		2,536,892
Net increase (decrease) in net assets resulting from operations		$2,566,333
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,441	$105,829
Net realized gain (loss)	2,033,271	11,818,591
Change in net unrealized appreciation (depreciation)	503,621	(4,015,861)
Net increase (decrease) in net assets resulting from operations	2,566,333	7,908,559
Distributions to shareholders	(1,563,092)	(11,262,163)

Share transactions
Proceeds from sales of shares	3,574,492	4,334,813
Reinvestment of distributions	1,563,092	11,262,163
Cost of shares redeemed	(1,473,587)	(59,052,178)

Net increase (decrease) in net assets resulting from share transactions	3,663,997	(43,455,202)
Total increase (decrease) in net assets	4,667,238	(46,808,806)

Net Assets
Beginning of period	12,040,479	58,849,285
End of period	$16,707,717	$12,040,479

Other Information
Shares
Sold	579,999	414,459
Issued in reinvestment of distributions	284,199	1,670,849
Redeemed	(242,182)	(5,314,633)
Net increase (decrease)	622,016	(3,229,325)

Financial Highlights
Fidelity® Small Cap Stock K6 Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$5.79	$11.09	$9.75	$10.94	$15.61	$9.24
Income from Investment Operations
Net investment income (loss) A,B	.01	.03	.03	.02	.05	.03
Net realized and unrealized gain (loss)	1.06	1.23	1.33	(.28)	(1.54)	6.38
Total from investment operations	1.07	1.26	1.36	(.26)	(1.49)	6.41
Distributions from net investment income	-	(.10)	(.02)	-	(.06)	(.04)
Distributions from net realized gain	(.67)	(6.46)	-	(.93)	(3.13)	-
Total distributions	(.67)	(6.56)	(.02)	(.93)	(3.18) C	(.04)
Net asset value, end of period	$6.19	$5.79	$11.09	$9.75	$10.94	$15.61
Total Return D,E	19.95%	5.48%	13.94%	(2.39)%	(12.54)%	69.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % H	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% H	.60%	.60%	.60%	.60%	.56%
Net investment income (loss)	.38% H	.27%	.31%	.16%	.35%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$16,708	$12,040	$58,849	$64,257	$57,173	$75,872
Portfolio turnover rate I	191 % H,J	133% J	96%	78% J	148% J	136% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,026,702
Gross unrealized depreciation	(765,519)
Net unrealized appreciation (depreciation)	$2,261,183
Tax cost	$16,231,999

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	14,397,397	13,910,811

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	223,199	1,403,921

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	19,812	114,313
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock K6 Fund	876

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock K6 Fund	510,636	536,414	66,332
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock K6 Fund	70	3	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Stock K6 Fund	99,081
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $77.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9883974.108
SLCXK6-SANN-1225
Fidelity® Small Cap Stock Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Stock Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	492,018	1,232,982
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	476,100	503,092
TOTAL AUSTRALIA		1,736,074
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	188,500	2,035,800
CANADA - 2.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	113,540	2,945,054
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	33,044	1,385,204
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	544,808	2,505,445
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (a)(b)	237,425	5,670,912
TOTAL INFORMATION TECHNOLOGY		8,176,357

Utilities - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp (United States)	300,642	13,622,089
TOTAL CANADA		26,128,704
ISRAEL - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	61,810	2,712,587
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (a)	14,757	5,085,852
Software - 0.3%
Cellebrite DI Ltd (a)	192,360	3,281,662
TOTAL ISRAEL		11,080,101
ITALY - 0.6%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Sanlorenzo SpA/Ameglia (c)	189,300	7,396,866
JAPAN - 1.1%
Industrials - 1.1%
Machinery - 0.5%
Sumitomo Heavy Industries Ltd	224,367	6,014,276
Professional Services - 0.6%
BayCurrent Inc	151,253	6,934,024
TOTAL JAPAN		12,948,300
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)(c)	54,931	2,084,631
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc	347,816	9,902,322
SWEDEN - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Asmodee Group AB B Shares	244,170	3,153,051
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	75,000	649,720
TOTAL SWEDEN		3,802,771
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Silicon Motion Technology Corp ADR	73,896	7,249,937
THAILAND - 2.2%
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 2.2%
Fabrinet (a)	56,218	24,767,964
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Beauty Tech Group PLC/The	312,100	1,086,515
UNITED STATES - 87.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(d)	107,906	1
Consumer Discretionary - 12.3%
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	89,900	2,515,402
Diversified Consumer Services - 3.9%
Grand Canyon Education Inc (a)	70,427	13,261,404
Laureate Education Inc (a)	1,091,030	31,672,601
Stride Inc (a)	5,300	360,612
		45,294,617
Hotels, Restaurants & Leisure - 0.4%
Pursuit Attractions and Hospitality Inc (a)	133,454	4,734,948
Household Durables - 2.0%
KB Home	198,038	12,361,532
Tri Pointe Homes Inc (a)	334,926	10,667,393
		23,028,925
Leisure Products - 2.0%
YETI Holdings Inc (a)(c)	705,207	23,969,986
Specialty Retail - 2.4%
American Eagle Outfitters Inc	1,161,371	19,406,509
Lithia Motors Inc Class A	26,400	8,291,712
		27,698,221
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	74,971	6,124,381
Oxford Industries Inc	126,400	4,657,840
Steven Madden Ltd	168,276	5,706,239
		16,488,460
TOTAL CONSUMER DISCRETIONARY		143,730,559

Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 2.7%
Grocery Outlet Holding Corp (a)	964,499	13,126,831
Performance Food Group Co (a)	190,919	18,469,504
		31,596,335
Tobacco - 0.8%
Turning Point Brands Inc	107,514	9,665,509
TOTAL CONSUMER STAPLES		41,261,844

Energy - 4.6%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	192,106	8,485,322
Flowco Holdings Inc Class A	312,700	5,065,740
Kodiak Gas Services Inc (c)	192,413	7,096,191
Solaris Energy Infrastructure Inc Class A	39,300	2,091,939
		22,739,192
Oil, Gas & Consumable Fuels - 2.7%
Chord Energy Corp	126,800	11,503,297
Core Natural Resources Inc	106,353	8,401,887
Gulfport Energy Corp (a)	61,614	11,460,820
		31,366,004
TOTAL ENERGY		54,105,196

Financials - 16.5%
Banks - 9.0%
Ameris Bancorp	165,600	11,860,272
Axos Financial Inc (a)	82,100	6,402,157
Connectone Bancorp Inc	308,564	7,424,050
CVB Financial Corp	437,194	8,031,254
Eastern Bankshares Inc	637,349	11,172,728
First Bancorp/Southern Pines NC (c)	207,532	10,073,603
FNB Corp/PA	667,426	10,491,937
Old National Bancorp/IN	704,804	14,399,146
Webster Financial Corp	216,049	12,323,435
Western Alliance Bancorp	160,696	12,429,836
		104,608,418
Capital Markets - 1.8%
Perella Weinberg Partners Class A (c)	745,773	13,931,040
WisdomTree Inc (c)	648,800	7,759,647
		21,690,687
Consumer Finance - 2.2%
FirstCash Holdings Inc	104,803	16,611,276
SLM Corp	339,832	9,124,489
		25,735,765
Insurance - 3.5%
Baldwin Insurance Group Inc/The Class A (a)(c)	760,373	16,804,243
Hagerty Inc Class A (a)	342,900	3,847,338
Primerica Inc	77,996	20,268,821
		40,920,402
TOTAL FINANCIALS		192,955,272

Health Care - 12.5%
Biotechnology - 3.4%
ARS Pharmaceuticals Inc (a)(c)	361,100	3,235,456
Catalyst Pharmaceuticals Inc (a)	134,227	2,855,008
Celldex Therapeutics Inc (a)	82,815	2,213,645
Centessa Pharmaceuticals PLC ADR (a)	62,400	1,553,760
Cogent Biosciences Inc (a)	179,816	2,931,001
Dianthus Therapeutics Inc (a)	52,125	1,823,333
Disc Medicine Inc (a)	31,600	2,724,552
GRAIL Inc (a)	12,300	1,130,739
Mirum Pharmaceuticals Inc (a)(c)	29,500	2,143,175
Nuvalent Inc Class A (a)	51,585	5,123,422
Soleno Therapeutics Inc (a)	31,275	2,100,429
Spyre Therapeutics Inc (a)	58,410	1,428,709
Ultragenyx Pharmaceutical Inc (a)	61,600	2,131,360
Upstream Bio Inc (a)	65,591	1,695,527
Vaxcyte Inc (a)	50,036	2,265,630
Viking Therapeutics Inc (a)(c)	24,147	919,518
Viridian Therapeutics Inc (a)	126,837	2,997,158
		39,272,422
Health Care Equipment & Supplies - 3.0%
Artivion Inc (a)	71,771	3,256,250
Lantheus Holdings Inc (a)	135,686	7,827,725
Masimo Corp (a)	40,753	5,731,909
Merit Medical Systems Inc (a)	90,574	7,928,849
Penumbra Inc (a)	16,876	3,837,096
TransMedics Group Inc (a)(c)	54,167	7,125,127
		35,706,956
Health Care Providers & Services - 3.2%
BrightSpring Health Services Inc (a)	263,258	8,700,677
Ensign Group Inc/The	51,110	9,204,911
HealthEquity Inc (a)	97,200	9,193,176
LifeStance Health Group Inc (a)	1,112,500	5,451,250
Option Care Health Inc (a)	132,600	3,451,578
PACS Group Inc (a)	126,900	1,532,952
		37,534,544
Life Sciences Tools & Services - 0.7%
BioLife Solutions Inc (a)(c)	159,000	4,431,330
Charles River Laboratories International Inc (a)	18,204	3,277,994
		7,709,324
Pharmaceuticals - 2.2%
Crinetics Pharmaceuticals Inc (a)	99,463	4,326,641
Enliven Therapeutics Inc (a)	92,155	2,158,270
Ligand Pharmaceuticals Inc (a)	73,700	14,099,547
Phibro Animal Health Corp Class A	74,700	3,141,882
Trevi Therapeutics Inc (a)	197,400	2,301,684
		26,028,024
TOTAL HEALTH CARE		146,251,270

Industrials - 20.2%
Aerospace & Defense - 3.5%
Carpenter Technology Corp	10,097	3,189,642
Karman Holdings Inc (a)	95,600	8,053,344
Leonardo DRS Inc	82,242	3,006,768
Mercury Systems Inc (a)	85,200	6,595,332
V2X Inc (a)	363,834	20,771,284
		41,616,370
Air Freight & Logistics - 1.0%
Hub Group Inc Class A	317,800	11,704,574
Building Products - 1.2%
CSW Industrials Inc (c)	30,200	7,562,684
Tecnoglass Inc	106,151	6,329,784
		13,892,468
Construction & Engineering - 3.2%
Construction Partners Inc Class A (a)	49,374	5,645,916
IES Holdings Inc (a)	37,386	14,650,826
Legence Corp Class A	225,700	9,337,209
WillScot Holdings Corp	367,589	7,995,061
		37,629,012
Electrical Equipment - 0.2%
NEXTracker Inc Class A (a)	19,089	1,932,189
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings Inc	253,834	11,452,990
Machinery - 1.1%
Hillman Solutions Corp Class A (a)	794,500	7,325,290
REV Group Inc	114,305	5,860,417
		13,185,707
Professional Services - 6.3%
Cbiz Inc (a)(c)	638,722	35,129,711
Genpact Ltd	577,019	22,013,275
KBR Inc	380,956	16,320,155
		73,463,141
Trading Companies & Distributors - 2.7%
Core & Main Inc Class A (a)	198,500	10,357,730
EVI Industries Inc	36,880	993,547
Herc Holdings Inc (c)	131,563	18,688,524
Transcat Inc (a)(c)	14,400	1,046,160
		31,085,961
TOTAL INDUSTRIALS		235,962,412

Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 5.1%
Belden Inc	37,700	4,593,745
Insight Enterprises Inc (a)	166,681	16,668,100
Mirion Technologies Inc Class A (a)(c)	279,700	8,214,789
Sanmina Corp (a)	178,614	24,479,049
TD SYNNEX Corp	16,492	2,580,833
TTM Technologies Inc (a)	42,700	2,869,440
		59,405,956
IT Services - 1.1%
ASGN Inc (a)	8,853	396,260
Kyndryl Holdings Inc (a)	413,400	11,955,528
		12,351,788
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (a)	161,600	8,622,976
Kopin Corp (a)(c)	285,600	988,176
Penguin Solutions Inc (a)(c)	274,442	6,111,823
		15,722,975
Software - 0.4%
Riot Platforms Inc (a)(c)	196,500	3,886,770
Weave Communications Inc (a)	238,921	1,770,405
		5,657,175
TOTAL INFORMATION TECHNOLOGY		93,137,894

Materials - 4.3%
Chemicals - 3.4%
Element Solutions Inc	529,047	14,136,136
Hawkins Inc	24,729	3,507,809
Perimeter Solutions Inc	957,814	22,518,207
		40,162,152
Construction Materials - 0.9%
Eagle Materials Inc	49,155	10,436,589
TOTAL MATERIALS		50,598,741

Real Estate - 4.3%
Health Care REITs - 0.8%
CareTrust REIT Inc	279,015	9,667,870
Industrial REITs - 0.6%
Terreno Realty Corp	121,729	6,954,378
Real Estate Management & Development - 1.3%
Compass Inc Class A (a)	1,893,548	14,599,255
Retail REITs - 1.2%
Acadia Realty Trust	452,816	8,635,201
Tanger Inc	172,163	5,605,627
		14,240,828
Specialized REITs - 0.4%
Four Corners Property Trust Inc	205,786	4,864,781
TOTAL REAL ESTATE		50,327,112

Utilities - 1.3%
Gas Utilities - 0.8%
Southwest Gas Holdings Inc	122,551	9,742,805
Water Utilities - 0.5%
WaterBridge Infrastructure LLC Class A	250,600	6,014,400
TOTAL UTILITIES		15,757,205

TOTAL UNITED STATES		1,024,087,506
TOTAL COMMON STOCKS (Cost $974,587,233)		1,134,307,491

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	34,423,100	34,429,984
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	52,921,022	52,926,314
TOTAL MONEY MARKET FUNDS (Cost $87,356,298)			87,356,298

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,061,943,531)	1,221,663,789
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(48,723,752)
NET ASSETS - 100.0%	1,172,940,037

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,903,894 or 0.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,410,601	248,195,595	237,176,386	433,008	174	-	34,429,984	34,423,100	0.1%
Fidelity Securities Lending Cash Central Fund	58,769,914	425,541,879	431,385,479	65,202	-	-	52,926,314	52,921,022	0.2%
Total	82,180,515	673,737,474	668,561,865	498,210	174	-	87,356,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1	-	-	1
Consumer Discretionary	157,402,791	157,402,791	-	-
Consumer Staples	41,261,844	41,261,844	-	-
Energy	57,050,250	57,050,250	-	-
Financials	202,857,594	202,857,594	-	-
Health Care	149,721,105	149,721,105	-	-
Industrials	250,143,694	250,143,694	-	-
Information Technology	144,915,345	144,915,345	-	-
Materials	51,248,461	51,248,461	-	-
Real Estate	50,327,112	50,327,112	-	-
Utilities	29,379,294	29,379,294	-	-

Money Market Funds	87,356,298	87,356,298	-	-
Total Investments in Securities:	1,221,663,789	1,221,663,788	-	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,502,886) - See accompanying schedule:
Unaffiliated issuers (cost $974,587,233)	$1,134,307,491
Fidelity Central Funds (cost $87,356,298)	87,356,298

Total Investment in Securities (cost $1,061,943,531)		$1,221,663,789
Cash		442
Foreign currency held at value (cost $167,368)		166,826
Receivable for investments sold		7,955,540
Receivable for fund shares sold		213,951
Dividends receivable		434,948
Distributions receivable from Fidelity Central Funds		108,424
Prepaid expenses		1,232
Total assets		1,230,545,152
Liabilities
Payable for investments purchased	$2,623,319
Payable for fund shares redeemed	1,188,091
Accrued management fee	830,627
Other payables and accrued expenses	41,346
Collateral on securities loaned	52,921,732
Total liabilities		57,605,115
Net Assets		$1,172,940,037
Net Assets consist of:
Paid in capital		$901,958,789
Total accumulated earnings (loss)		270,981,248
Net Assets		$1,172,940,037
Net Asset Value, offering price and redemption price per share ($1,172,940,037 ÷ 59,438,491 shares)		$19.73
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$5,416,254
Income from Fidelity Central Funds (including $65,202 from security lending)		498,210
Total income		5,914,464
Expenses
Management fee
Basic fee	$4,610,648
Performance adjustment	475,514
Custodian fees and expenses	22,706
Independent trustees' fees and expenses	2,002
Registration fees	8,433
Audit fees	39,143
Legal	386
Miscellaneous	2,368
Total expenses before reductions	5,161,200
Expense reductions	(1,875)
Total expenses after reductions		5,159,325
Net Investment income (loss)		755,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	146,031,860
Redemptions in-kind	362,073
Fidelity Central Funds	174
Foreign currency transactions	(8,108)
Total net realized gain (loss)		146,385,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,485,101
Assets and liabilities in foreign currencies	2,640
Total change in net unrealized appreciation (depreciation)		45,487,741
Net gain (loss)		191,873,740
Net increase (decrease) in net assets resulting from operations		$192,628,879
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$755,139	$470,630
Net realized gain (loss)	146,385,999	45,173,614
Change in net unrealized appreciation (depreciation)	45,487,741	18,023,630
Net increase (decrease) in net assets resulting from operations	192,628,879	63,667,874
Distributions to shareholders	(47,486,824)	(21,451,426)

Share transactions
Proceeds from sales of shares	33,285,691	58,116,522
Reinvestment of distributions	45,166,579	20,453,335
Cost of shares redeemed	(84,698,450)	(194,078,535)

Net increase (decrease) in net assets resulting from share transactions	(6,246,180)	(115,508,678)
Total increase (decrease) in net assets	138,895,875	(73,292,230)

Net Assets
Beginning of period	1,034,044,162	1,107,336,392
End of period	$1,172,940,037	$1,034,044,162

Other Information
Shares
Sold	1,734,849	3,120,669
Issued in reinvestment of distributions	2,564,826	1,053,753
Redeemed	(4,453,443)	(10,558,278)
Net increase (decrease)	(153,768)	(6,383,856)

Financial Highlights
Fidelity® Small Cap Stock Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$16.78	$14.76	$16.44	$23.58	$14.00
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	.01	- C	.02	(.01)
Net realized and unrealized gain (loss)	3.18	.90	2.01	(.54)	(2.57)	9.59
Total from investment operations	3.19	.91	2.02	(.54)	(2.55)	9.58
Distributions from net investment income	-	- D	- C	-	(.05)	-
Distributions from net realized gain	(.81)	(.34) D	-	(1.14)	(4.54)	-
Total distributions	(.81)	(.34)	- C	(1.14)	(4.59)	-
Net asset value, end of period	$19.73	$17.35	$16.78	$14.76	$16.44	$23.58
Total Return E,F	18.94%	5.23%	13.71%	(3.33)%	(13.53)%	68.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.86%	.87%	.77%	.90%	.88%
Expenses net of fee waivers, if any	.90 % I	.86%	.86%	.77%	.89%	.88%
Expenses net of all reductions, if any	.90% I	.86%	.86%	.77%	.89%	.86%
Net investment income (loss)	.13% I	.04%	.04%	(.02)%	.10%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,172,940	$1,034,044	$1,107,336	$1,168,446	$1,257,662	$1,609,274
Portfolio turnover rate J	162 % I,K	124% K	78%	74% K	135% K	123% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$209,028,890
Gross unrealized depreciation	(53,506,489)
Net unrealized appreciation (depreciation)	$155,522,401
Tax cost	$1,066,141,388

The Fund elected to defer to its next fiscal year approximately $20,146,208 of capital losses recognized during the period November 1, 2024 to April, 30, 2025.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	899,514,692	966,214,848

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	74,796	-	362,073	362,073	1,403,921

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	6,592	26,894	114,313
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Small Cap Stock Fund	.82

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Stock Fund	.81

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock Fund	39,033

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	46,239,083	40,615,031	4,199,884
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Stock Fund	667
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock Fund	6,728	1,192	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Stock Fund	38,712,351
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,875 .
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.711817.127
SLCX-SANN-1225
Fidelity® Small Cap Discovery Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Discovery Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	527,100	5,692,680
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
StoneCo Ltd Class A (a)	299,900	5,701,099
CANADA - 0.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	1,267,000	8,681,238
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	97,663	4,425,110
TOTAL CANADA		13,106,348
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A	376,820	5,490,267
PUERTO RICO - 1.2%
Financials - 1.2%
Financial Services - 1.2%
EVERTEC Inc	937,013	26,676,760
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	108,100	47,625,617
UNITED STATES - 93.1%
Consumer Discretionary - 14.1%
Distributors - 0.5%
GigaCloud Technology Inc Class A (a)(b)	421,045	11,780,839
Diversified Consumer Services - 5.3%
Adtalem Global Education Inc (a)	89,391	8,762,106
Carriage Services Inc	381,569	17,056,134
Laureate Education Inc (a)	3,056,903	88,741,895
Stride Inc (a)	84,300	5,735,772
		120,295,907
Hotels, Restaurants & Leisure - 0.7%
Cheesecake Factory Inc/The (b)	325,500	16,209,900
Household Durables - 2.1%
Cavco Industries Inc (a)	33,263	17,622,737
KB Home	183,900	11,479,038
TopBuild Corp (a)	10,593	4,475,331
Tri Pointe Homes Inc (a)	471,400	15,014,090
		48,591,196
Specialty Retail - 4.1%
Academy Sports & Outdoors Inc (b)	890,396	42,641,064
American Eagle Outfitters Inc	809,597	13,528,366
Caleres Inc (b)	404,600	4,466,784
Lithia Motors Inc Class A	40,400	12,688,832
Signet Jewelers Ltd	113,600	11,229,360
Urban Outfitters Inc (a)	167,400	10,815,714
		95,370,120
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	307,132	25,089,613
Oxford Industries Inc	42,800	1,577,180
Steven Madden Ltd (b)	191,230	6,484,609
		33,151,402
TOTAL CONSUMER DISCRETIONARY		325,399,364

Consumer Staples - 1.0%
Beverages - 0.1%
Primo Brands Corp Class A	133,812	2,939,850
Consumer Staples Distribution & Retail - 0.8%
Grocery Outlet Holding Corp (a)(b)	1,194,365	16,255,308
Village Super Market Inc Class A	21,200	665,044
		16,920,352
Food Products - 0.1%
Simply Good Foods Co/The (a)	137,900	2,698,702
TOTAL CONSUMER STAPLES		22,558,904

Energy - 3.7%
Energy Equipment & Services - 1.1%
Cactus Inc Class A	257,859	11,389,632
Flowco Holdings Inc Class A	377,500	6,115,500
Solaris Energy Infrastructure Inc Class A (b)	131,200	6,983,776
		24,488,908
Oil, Gas & Consumable Fuels - 2.6%
Chord Energy Corp	186,300	16,901,136
Gulfport Energy Corp (a)	26,900	5,003,669
Northern Oil & Gas Inc (b)	558,083	12,350,377
Ovintiv Inc	687,100	25,773,121
		60,028,303
TOTAL ENERGY		84,517,211

Financials - 21.3%
Banks - 10.0%
Axos Financial Inc (a)	126,500	9,864,470
BankUnited Inc	516,387	20,696,791
Eastern Bankshares Inc	815,851	14,301,868
FNB Corp/PA	2,282,241	35,876,829
Hancock Whitney Corp	192,400	10,987,964
Hanmi Financial Corp	709,720	18,736,608
Old National Bancorp/IN	2,641,700	53,969,931
Orrstown Financial Services Inc	1,697	56,476
UMB Financial Corp	185,959	19,875,298
Webster Financial Corp	823,873	46,993,716
		231,359,951
Capital Markets - 0.7%
Victory Capital Holdings Inc Class A	59,178	3,685,014
WisdomTree Inc (b)	1,063,400	12,718,264
		16,403,278
Consumer Finance - 3.1%
EZCORP Inc Class A (a)	425,700	7,769,025
FirstCash Holdings Inc	241,413	38,263,961
SLM Corp	924,300	24,817,455
		70,850,441
Financial Services - 1.8%
HA Sustainable Infrastructure Capital Inc	187,510	5,195,902
Voya Financial Inc	268,800	20,014,848
WEX Inc (a)	108,150	15,776,922
		40,987,672
Insurance - 5.7%
Assurant Inc	45,840	9,705,245
Axis Capital Holdings Ltd	268,100	25,110,246
Baldwin Insurance Group Inc/The Class A (a)	551,709	12,192,769
First American Financial Corp	280,972	17,563,560
Primerica Inc	126,005	32,744,919
Reinsurance Group of America Inc	88,700	16,184,202
Selective Insurance Group Inc	230,463	17,363,082
		130,864,023
TOTAL FINANCIALS		490,465,365

Health Care - 10.2%
Biotechnology - 3.2%
Apogee Therapeutics Inc (a)	3,400	192,406
Astria Therapeutics Inc (a)	190,315	2,403,678
Celldex Therapeutics Inc (a)(b)	378,084	10,106,185
CG oncology Inc (a)	119,100	5,153,457
Cytokinetics Inc (a)	362,600	23,057,735
Day One Biopharmaceuticals Inc (a)	192,700	1,433,688
Disc Medicine Inc (a)	35,100	3,026,322
Janux Therapeutics Inc (a)	27,163	779,850
Nurix Therapeutics Inc (a)	154,600	2,000,524
Perspective Therapeutics Inc (a)	145,366	396,849
Soleno Therapeutics Inc (a)	105,775	7,103,849
Travere Therapeutics Inc (a)	148,800	5,231,808
Upstream Bio Inc (a)	66,400	1,716,440
Vaxcyte Inc (a)	189,636	8,586,718
Viridian Therapeutics Inc (a)	77,000	1,819,510
		73,009,019
Health Care Equipment & Supplies - 2.0%
Haemonetics Corp (a)	228,201	11,412,332
Lantheus Holdings Inc (a)	613,200	35,375,508
		46,787,840
Health Care Providers & Services - 2.8%
Addus HomeCare Corp (a)	75,300	8,801,817
BrightSpring Health Services Inc (a)	203,142	6,713,843
Ensign Group Inc/The	67,776	12,206,458
Option Care Health Inc (a)	619,993	16,138,418
PACS Group Inc (a)	361,100	4,362,088
Pennant Group Inc/The (a)	255,577	6,320,419
Progyny Inc (a)	557,620	10,433,070
		64,976,113
Life Sciences Tools & Services - 1.4%
ICON PLC (a)	185,100	31,803,882
Pharmaceuticals - 0.8%
Amylyx Pharmaceuticals Inc (a)	114,200	1,590,806
Elanco Animal Health Inc (a)	510,181	11,300,509
Enliven Therapeutics Inc (a)	4,200	98,364
Phibro Animal Health Corp Class A	147,271	6,194,218
		19,183,897
TOTAL HEALTH CARE		235,760,751

Industrials - 26.1%
Aerospace & Defense - 1.2%
V2X Inc (a)	474,228	27,073,677
Building Products - 1.9%
AZZ Inc	28,802	2,875,880
Gibraltar Industries Inc (a)	333,255	20,791,779
Tecnoglass Inc	337,886	20,148,142
		43,815,801
Commercial Services & Supplies - 4.1%
Brady Corp Class A	610,001	46,305,176
Brink's Co/The	437,949	48,682,411
		94,987,587
Construction & Engineering - 3.1%
IES Holdings Inc (a)(b)	181,007	70,933,023
Electrical Equipment - 0.3%
NEXTracker Inc Class A (a)	76,352	7,728,349
Ground Transportation - 0.3%
ArcBest Corp	86,869	6,456,104
Proficient Auto Logistics Inc (a)	97,716	730,916
Universal Logistics Holdings Inc	43,701	707,082
		7,894,102
Machinery - 3.1%
Blue Bird Corp (a)	58,951	2,945,192
Energy Recovery Inc (a)	77,000	1,317,470
Enpro Inc	15,337	3,558,337
Hillman Solutions Corp Class A (a)	1,117,317	10,301,663
JBT Marel Corp	60,500	7,629,050
Mueller Industries Inc	226,000	23,926,620
Mueller Water Products Inc Class A1	176,796	4,536,585
REV Group Inc	314,721	16,135,746
		70,350,663
Professional Services - 10.3%
Cbiz Inc (a)(b)	578,220	31,802,100
CRA International Inc	3,000	571,470
ExlService Holdings Inc (a)	610,700	23,878,370
Genpact Ltd	2,306,912	88,008,694
ICF International Inc	50,752	4,074,371
KBR Inc	880,200	37,707,768
Kforce Inc	50,091	1,267,302
Maximus Inc	562,608	46,763,977
		234,074,052
Trading Companies & Distributors - 1.8%
Core & Main Inc Class A (a)	261,400	13,639,852
DXP Enterprises Inc/TX (a)	199,147	23,827,939
Rush Enterprises Inc Class A	103,296	5,103,855
		42,571,646
TOTAL INDUSTRIALS		599,428,900

Information Technology - 11.9%
Electronic Equipment, Instruments & Components - 6.5%
Bel Fuse Inc Class B	14,582	2,245,482
Belden Inc	151,142	18,416,653
ePlus Inc	187,332	13,705,209
Insight Enterprises Inc (a)	435,294	43,529,400
Sanmina Corp (a)	404,038	55,373,408
TTM Technologies Inc (a)	226,600	15,227,520
		148,497,672
IT Services - 2.1%
ASGN Inc (a)	73,870	3,306,421
Kyndryl Holdings Inc (a)	1,587,329	45,905,555
		49,211,976
Semiconductors & Semiconductor Equipment - 1.8%
Diodes Inc (a)	304,789	16,263,541
MKS Inc	84,372	12,125,100
Penguin Solutions Inc (a)(b)	575,316	12,812,287
		41,200,928
Software - 1.5%
Bitdeer Technologies Group Class A (a)(b)	168,000	3,729,600
Intapp Inc (a)	47,967	1,840,973
PAR Technology Corp (a)	41,000	1,448,940
Riot Platforms Inc (a)	385,400	7,623,213
SPS Commerce Inc (a)	70,700	5,814,368
Varonis Systems Inc (a)	90,300	3,181,269
Weave Communications Inc (a)	1,016,198	7,530,027
Workiva Inc Class A (a)	54,400	4,624,544
		35,792,934
TOTAL INFORMATION TECHNOLOGY		274,703,510

Materials - 3.0%
Chemicals - 1.5%
Hawkins Inc (b)	17,317	2,456,416
Minerals Technologies Inc	447,700	25,406,976
Perimeter Solutions Inc	256,275	6,025,025
		33,888,417
Construction Materials - 0.8%
Eagle Materials Inc	86,800	18,429,376
Containers & Packaging - 0.6%
Silgan Holdings Inc	353,700	13,659,894
Metals & Mining - 0.1%
Constellium SE (a)	199,212	3,133,604
TOTAL MATERIALS		69,111,291

Real Estate - 1.2%
Real Estate Management & Development - 0.4%
Compass Inc Class A (a)	1,274,600	9,827,166
Specialized REITs - 0.8%
Outfront Media Inc	998,786	17,668,524
TOTAL REAL ESTATE		27,495,690

Utilities - 0.6%
Gas Utilities - 0.6%
UGI Corp	390,944	13,069,258
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	23,200	556,800
TOTAL UTILITIES		13,626,058

TOTAL UNITED STATES		2,143,067,044
TOTAL COMMON STOCKS (Cost $2,063,546,618)		2,247,359,815

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	120,515,326	120,539,429
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	68,335,897	68,342,731
TOTAL MONEY MARKET FUNDS (Cost $188,882,160)			188,882,160

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $2,252,428,778)	2,436,241,975
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(134,076,162)
NET ASSETS - 100.0%	2,302,165,813

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	93,271,874	351,986,209	324,718,175	1,881,720	(479)	-	120,539,429	120,515,326	0.2%
Fidelity Securities Lending Cash Central Fund	60,632,698	228,443,309	220,733,276	51,272	-	-	68,342,731	68,335,897	0.3%
Total	153,904,572	580,429,518	545,451,451	1,932,992	(479)	-	188,882,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	331,092,044	331,092,044	-	-
Consumer Staples	22,558,904	22,558,904	-	-
Energy	93,198,449	93,198,449	-	-
Financials	528,333,491	528,333,491	-	-
Health Care	235,760,751	235,760,751	-	-
Industrials	599,428,900	599,428,900	-	-
Information Technology	322,329,127	322,329,127	-	-
Materials	69,111,291	69,111,291	-	-
Real Estate	27,495,690	27,495,690	-	-
Utilities	18,051,168	18,051,168	-	-

Money Market Funds	188,882,160	188,882,160	-	-
Total Investments in Securities:	2,436,241,975	2,436,241,975	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $114,763,445) - See accompanying schedule:
Unaffiliated issuers (cost $2,063,546,618)	$2,247,359,815
Fidelity Central Funds (cost $188,882,160)	188,882,160

Total Investment in Securities (cost $2,252,428,778)		$2,436,241,975
Cash		179,136
Foreign currency held at value (cost $2)		2
Receivable for investments sold		9,919,187
Receivable for fund shares sold		363,463
Dividends receivable		941,985
Distributions receivable from Fidelity Central Funds		390,148
Prepaid expenses		2,524
Total assets		2,448,038,420
Liabilities
Payable for investments purchased	$73,524,367
Payable for fund shares redeemed	2,694,700
Accrued management fee	1,266,411
Other payables and accrued expenses	47,796
Collateral on securities loaned	68,339,333
Total liabilities		145,872,607
Net Assets		$2,302,165,813
Net Assets consist of:
Paid in capital		$1,869,697,574
Total accumulated earnings (loss)		432,468,239
Net Assets		$2,302,165,813
Net Asset Value, offering price and redemption price per share ($2,302,165,813 ÷ 93,245,357 shares)		$24.69
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$11,799,823
Income from Fidelity Central Funds (including $51,272 from security lending)		1,932,992
Total income		13,732,815
Expenses
Management fee
Basic fee	$8,958,694
Performance adjustment	(461,266)
Custodian fees and expenses	20,183
Independent trustees' fees and expenses	4,034
Registration fees	48,017
Audit fees	29,185
Legal	1,363
Miscellaneous	4,925
Total expenses before reductions	8,605,135
Expense reductions	(436)
Total expenses after reductions		8,604,699
Net Investment income (loss)		5,128,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	244,782,782
Fidelity Central Funds	(479)
Foreign currency transactions	(22,201)
Total net realized gain (loss)		244,760,102
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	56,172,351
Assets and liabilities in foreign currencies	1,275
Total change in net unrealized appreciation (depreciation)		56,173,626
Net gain (loss)		300,933,728
Net increase (decrease) in net assets resulting from operations		$306,061,844
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,128,116	$5,506,813
Net realized gain (loss)	244,760,102	197,426,539
Change in net unrealized appreciation (depreciation)	56,173,626	(301,845,142)
Net increase (decrease) in net assets resulting from operations	306,061,844	(98,911,790)
Distributions to shareholders	(63,282,265)	(295,273,715)

Share transactions
Proceeds from sales of shares	174,701,563	511,958,193
Reinvestment of distributions	49,805,465	266,250,032
Cost of shares redeemed	(266,415,172)	(897,949,560)

Net increase (decrease) in net assets resulting from share transactions	(41,908,144)	(119,741,335)
Total increase (decrease) in net assets	200,871,435	(513,926,840)

Net Assets
Beginning of period	2,101,294,378	2,615,221,218
End of period	$2,302,165,813	$2,101,294,378

Other Information
Shares
Sold	7,291,265	21,275,688
Issued in reinvestment of distributions	2,197,946	10,938,899
Redeemed	(10,990,199)	(35,720,230)
Net increase (decrease)	(1,500,988)	(3,505,643)

Financial Highlights
Fidelity® Small Cap Discovery Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.18	$26.62	$23.70	$26.93	$29.55	$17.11
Income from Investment Operations
Net investment income (loss) A,B	.05	.06	.04	.06	- C	.08
Net realized and unrealized gain (loss)	3.14	(1.35)	4.06	(.64)	(.74)	13.03
Total from investment operations	3.19	(1.29)	4.10	(.58)	(.74)	13.11
Distributions from net investment income	(.01)	(.06)	(.03)	(.04)	(.03)	(.07) D
Distributions from net realized gain	(.67)	(3.09)	(1.15)	(2.61)	(1.85)	(.60) D
Total distributions	(.68)	(3.15)	(1.18)	(2.65)	(1.88)	(.67)
Net asset value, end of period	$24.69	$22.18	$26.62	$23.70	$26.93	$29.55
Total Return E,F	14.63%	(5.57)%	17.57%	(1.82)%	(2.94)%	77.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.91%	1.10%	1.03%	.98%	.62%
Expenses net of fee waivers, if any	.74 % I	.91%	1.09%	1.02%	.97%	.62%
Expenses net of all reductions, if any	.74% I	.91%	1.09%	1.02%	.97%	.61%
Net investment income (loss)	.44% I	.23%	.17%	.25%	.01%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,302,166	$2,101,294	$2,615,221	$2,757,344	$3,223,415	$3,170,589
Portfolio turnover rate J	75 % I	67%	45%	27%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$471,288,968
Gross unrealized depreciation	(153,535,318)
Net unrealized appreciation (depreciation)	$317,753,650
Tax cost	$2,118,488,325

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	826,654,847	890,937,097
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Small Cap Discovery Fund	.84

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Discovery Fund	.77

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Discovery Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.04)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Discovery Fund	19,473

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Discovery Fund	57,746,652	40,689,953	15,626,341
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Discovery Fund	1,356
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Discovery Fund	5,473	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Discovery Fund	47,299,027
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $436.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.749363.125
SMR-SANN-1225
Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Discovery Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	410,800	4,436,640
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
StoneCo Ltd Class A (a)	233,700	4,442,637
CANADA - 0.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	1,002,400	6,868,250
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States) (b)	75,209	3,407,720
TOTAL CANADA		10,275,970
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A	288,057	4,196,990
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	698,461	19,885,185
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	83,800	36,919,766
UNITED STATES - 93.6%
Consumer Discretionary - 13.3%
Distributors - 0.5%
GigaCloud Technology Inc Class A (a)	328,105	9,180,378
Diversified Consumer Services - 4.5%
Adtalem Global Education Inc (a)	69,298	6,792,590
Carriage Services Inc	293,200	13,106,040
Laureate Education Inc (a)	1,848,648	53,666,251
Stride Inc (a)	65,700	4,470,228
		78,035,109
Hotels, Restaurants & Leisure - 0.7%
Cheesecake Factory Inc/The (b)	253,700	12,634,260
Household Durables - 2.1%
Cavco Industries Inc (a)	25,891	13,717,052
KB Home	143,300	8,944,786
TopBuild Corp (a)	8,279	3,497,712
Tri Pointe Homes Inc (a)	360,059	11,467,879
		37,627,429
Specialty Retail - 4.1%
Academy Sports & Outdoors Inc (b)	686,397	32,871,553
American Eagle Outfitters Inc (b)	630,888	10,542,138
Caleres Inc	317,700	3,507,408
Lithia Motors Inc Class A	31,800	9,987,744
Signet Jewelers Ltd	88,600	8,758,110
Urban Outfitters Inc (a)	130,500	8,431,605
		74,098,558
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	238,017	19,443,609
Oxford Industries Inc	33,000	1,216,049
Steven Madden Ltd (b)	147,959	5,017,290
		25,676,948
TOTAL CONSUMER DISCRETIONARY		237,252,682

Consumer Staples - 1.0%
Beverages - 0.1%
Primo Brands Corp Class A	104,248	2,290,329
Consumer Staples Distribution & Retail - 0.8%
Grocery Outlet Holding Corp (a)(b)	916,372	12,471,823
Village Super Market Inc Class A	10,800	338,796
		12,810,619
Food Products - 0.1%
Simply Good Foods Co/The (a)	108,000	2,113,559
TOTAL CONSUMER STAPLES		17,214,507

Energy - 3.7%
Energy Equipment & Services - 1.1%
Cactus Inc Class A	201,056	8,880,644
Flowco Holdings Inc Class A	294,300	4,767,659
Solaris Energy Infrastructure Inc Class A (b)	99,600	5,301,708
		18,950,011
Oil, Gas & Consumable Fuels - 2.6%
Chord Energy Corp	145,171	13,169,913
Gulfport Energy Corp (a)	20,900	3,887,609
Northern Oil & Gas Inc (b)	434,926	9,624,912
Ovintiv Inc	535,500	20,086,606
		46,769,040
TOTAL ENERGY		65,719,051

Financials - 21.4%
Banks - 10.0%
Axos Financial Inc (a)	98,600	7,688,828
BankUnited Inc	402,085	16,115,567
Eastern Bankshares Inc	625,741	10,969,240
FNB Corp/PA	1,775,423	27,909,650
Hancock Whitney Corp	149,949	8,563,587
Hanmi Financial Corp	550,201	14,525,306
Old National Bancorp/IN	2,055,200	41,987,737
Orrstown Financial Services Inc	200	6,656
UMB Financial Corp	144,371	15,430,372
Webster Financial Corp	629,207	35,889,967
		179,086,910
Capital Markets - 0.7%
Victory Capital Holdings Inc Class A	46,000	2,864,420
WisdomTree Inc (b)	828,700	9,911,252
		12,775,672
Consumer Finance - 3.1%
EZCORP Inc Class A (a)	331,800	6,055,350
FirstCash Holdings Inc	186,024	29,484,804
SLM Corp	735,751	19,754,914
		55,295,068
Financial Services - 1.8%
HA Sustainable Infrastructure Capital Inc	144,311	3,998,858
Voya Financial Inc	209,500	15,599,370
WEX Inc (a)	85,400	12,458,152
		32,056,380
Insurance - 5.8%
Assurant Inc	35,733	7,565,390
Axis Capital Holdings Ltd	209,000	19,574,940
Baldwin Insurance Group Inc/The Class A (a)(b)	448,086	9,902,701
First American Financial Corp	221,245	13,830,025
Primerica Inc	96,611	25,106,301
Reinsurance Group of America Inc	76,900	14,031,174
Selective Insurance Group Inc	179,900	13,553,666
		103,564,197
TOTAL FINANCIALS		382,778,227

Health Care - 10.7%
Biotechnology - 3.3%
Apogee Therapeutics Inc (a)	2,800	158,452
Astria Therapeutics Inc (a)	148,979	1,881,605
Celldex Therapeutics Inc (a)	298,200	7,970,886
CG oncology Inc (a)	92,900	4,019,783
Cytokinetics Inc (a)	294,500	18,727,255
Day One Biopharmaceuticals Inc (a)	152,000	1,130,880
Disc Medicine Inc (a)	31,700	2,733,174
Janux Therapeutics Inc (a)	20,444	586,947
Nurix Therapeutics Inc (a)	120,500	1,559,270
Perspective Therapeutics Inc (a)	125,000	341,250
Soleno Therapeutics Inc (a)	82,500	5,540,700
Travere Therapeutics Inc (a)	124,500	4,377,420
Upstream Bio Inc (a)	64,100	1,656,985
Vaxcyte Inc (a)	150,162	6,799,335
Viridian Therapeutics Inc (a)	51,968	1,228,004
		58,711,946
Health Care Equipment & Supplies - 2.1%
Haemonetics Corp (a)	185,328	9,268,253
Lantheus Holdings Inc (a)	476,841	27,508,958
		36,777,211
Health Care Providers & Services - 3.2%
Addus HomeCare Corp (a)	58,600	6,849,754
BrightSpring Health Services Inc (a)	353,200	11,673,260
Ensign Group Inc/The	51,800	9,329,180
Option Care Health Inc (a)	483,200	12,577,696
PACS Group Inc (a)	282,689	3,414,883
Pennant Group Inc/The (a)	208,041	5,144,854
Progyny Inc (a)	434,567	8,130,749
		57,120,376
Life Sciences Tools & Services - 1.4%
ICON PLC (a)	144,300	24,793,626
Pharmaceuticals - 0.7%
Amylyx Pharmaceuticals Inc (a)	89,016	1,239,993
Elanco Animal Health Inc (a)	395,921	8,769,650
Enliven Therapeutics Inc (a)	2,949	69,065
Phibro Animal Health Corp Class A	112,820	4,745,209
		14,823,917
TOTAL HEALTH CARE		192,227,076

Industrials - 26.5%
Aerospace & Defense - 1.3%
V2X Inc (a)	411,126	23,471,183
Building Products - 1.9%
AZZ Inc	22,456	2,242,232
Gibraltar Industries Inc (a)	258,029	16,098,429
Tecnoglass Inc	274,617	16,375,412
		34,716,073
Commercial Services & Supplies - 4.2%
Brady Corp Class A	477,446	36,242,926
Brink's Co/The	340,670	37,868,877
		74,111,803
Construction & Engineering - 3.1%
IES Holdings Inc (a)(b)	140,368	55,007,412
Electrical Equipment - 0.3%
NEXTracker Inc Class A (a)	60,040	6,077,249
Ground Transportation - 0.3%
ArcBest Corp (b)	66,648	4,953,279
Proficient Auto Logistics Inc (a)	51,744	387,045
Universal Logistics Holdings Inc	41,700	674,706
		6,015,030
Machinery - 3.0%
Blue Bird Corp (a)	45,800	2,288,168
Energy Recovery Inc (a)	48,600	831,545
Enpro Inc	11,764	2,729,366
Hillman Solutions Corp Class A (a)	848,740	7,825,383
JBT Marel Corp	47,200	5,951,920
Mueller Industries Inc	176,700	18,707,229
Mueller Water Products Inc Class A1	137,800	3,535,948
REV Group Inc	245,326	12,577,864
		54,447,423
Professional Services - 10.5%
Cbiz Inc (a)(b)	448,653	24,675,915
CRA International Inc	2,400	457,176
ExlService Holdings Inc (a)	476,000	18,611,600
Genpact Ltd	1,794,584	68,463,380
ICF International Inc	39,570	3,176,680
KBR Inc	681,784	29,207,627
Kforce Inc	30,741	777,747
Maximus Inc	495,166	41,158,198
		186,528,323
Trading Companies & Distributors - 1.9%
Core & Main Inc Class A (a)	203,800	10,634,284
DXP Enterprises Inc/TX (a)	154,889	18,532,469
Rush Enterprises Inc Class A	80,509	3,977,950
		33,144,703
TOTAL INDUSTRIALS		473,519,199

Information Technology - 12.2%
Electronic Equipment, Instruments & Components - 6.6%
Bel Fuse Inc Class B	11,687	1,799,681
Belden Inc	126,800	15,450,580
ePlus Inc	153,034	11,195,967
Insight Enterprises Inc (a)	360,169	36,016,900
Sanmina Corp (a)	311,276	42,660,376
TTM Technologies Inc (a)	176,600	11,867,520
		118,991,024
IT Services - 2.2%
ASGN Inc (a)	58,071	2,599,258
Kyndryl Holdings Inc (a)	1,249,900	36,147,108
		38,746,366
Semiconductors & Semiconductor Equipment - 1.8%
Diodes Inc (a)	236,302	12,609,075
MKS Inc	65,700	9,441,747
Penguin Solutions Inc (a)	453,714	10,104,211
		32,155,033
Software - 1.6%
Bitdeer Technologies Group Class A (a)(b)	130,900	2,905,980
Intapp Inc (a)	41,400	1,588,932
PAR Technology Corp (a)	34,200	1,208,628
Riot Platforms Inc (a)	300,400	5,941,912
SPS Commerce Inc (a)	57,800	4,753,472
Varonis Systems Inc (a)	69,800	2,459,054
Weave Communications Inc (a)	792,013	5,868,816
Workiva Inc Class A (a)	42,400	3,604,424
		28,331,218
TOTAL INFORMATION TECHNOLOGY		218,223,641

Materials - 3.0%
Chemicals - 1.5%
Hawkins Inc	13,656	1,937,104
Minerals Technologies Inc	348,900	19,800,075
Perimeter Solutions Inc	194,220	4,566,112
		26,303,291
Construction Materials - 0.8%
Eagle Materials Inc	70,500	14,968,560
Containers & Packaging - 0.6%
Silgan Holdings Inc	275,300	10,632,086
Metals & Mining - 0.1%
Constellium SE (a)	151,900	2,389,387
TOTAL MATERIALS		54,293,324

Real Estate - 1.2%
Real Estate Management & Development - 0.4%
Compass Inc Class A (a)	993,300	7,658,343
Specialized REITs - 0.8%
Outfront Media Inc	774,074	13,693,369
TOTAL REAL ESTATE		21,351,712

Utilities - 0.6%
Gas Utilities - 0.6%
UGI Corp	304,700	10,186,121
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	18,000	432,000
TOTAL UTILITIES		10,618,121

TOTAL UNITED STATES		1,673,197,540
TOTAL COMMON STOCKS (Cost $1,659,780,239)		1,753,354,728

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	82,652,191	82,668,721
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	31,331,731	31,334,864
TOTAL MONEY MARKET FUNDS (Cost $114,003,585)			114,003,585

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,773,783,824)	1,867,358,313
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(77,694,252)
NET ASSETS - 100.0%	1,789,664,061

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,417,400	280,133,785	221,881,999	1,136,087	(465)	-	82,668,721	82,652,191	0.1%
Fidelity Securities Lending Cash Central Fund	48,819,342	269,521,736	287,006,214	46,955	-	-	31,334,864	31,331,731	0.1%
Total	73,236,742	549,655,521	508,888,213	1,183,042	(465)	-	114,003,585

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	241,689,322	241,689,322	-	-
Consumer Staples	17,214,507	17,214,507	-	-
Energy	72,587,301	72,587,301	-	-
Financials	411,303,039	411,303,039	-	-
Health Care	192,227,076	192,227,076	-	-
Industrials	473,519,199	473,519,199	-	-
Information Technology	255,143,407	255,143,407	-	-
Materials	54,293,324	54,293,324	-	-
Real Estate	21,351,712	21,351,712	-	-
Utilities	14,025,841	14,025,841	-	-

Money Market Funds	114,003,585	114,003,585	-	-
Total Investments in Securities:	1,867,358,313	1,867,358,313	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $91,038,602) - See accompanying schedule:
Unaffiliated issuers (cost $1,659,780,239)	$1,753,354,728
Fidelity Central Funds (cost $114,003,585)	114,003,585

Total Investment in Securities (cost $1,773,783,824)		$1,867,358,313
Cash		139,056
Foreign currency held at value (cost $1)		1
Receivable for investments sold		7,762,049
Receivable for fund shares sold		3,679,420
Dividends receivable		647,605
Distributions receivable from Fidelity Central Funds		215,657
Total assets		1,879,802,101
Liabilities
Payable for investments purchased	$52,893,461
Payable for fund shares redeemed	5,902,078
Other payables and accrued expenses	12,606
Collateral on securities loaned	31,329,895
Total liabilities		90,138,040
Net Assets		$1,789,664,061
Net Assets consist of:
Paid in capital		$1,543,915,186
Total accumulated earnings (loss)		245,748,875
Net Assets		$1,789,664,061
Net Asset Value, offering price and redemption price per share ($1,789,664,061 ÷ 157,958,147 shares)		$11.33
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$9,228,870
Income from Fidelity Central Funds (including $46,955 from security lending)		1,183,042
Total income		10,411,912
Expenses
Custodian fees and expenses	$16,028
Independent trustees' fees and expenses	3,186
Total expenses before reductions	19,214
Expense reductions	(1,105)
Total expenses after reductions		18,109
Net Investment income (loss)		10,393,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	143,909,749
Fidelity Central Funds	(465)
Foreign currency transactions	(14,024)
Total net realized gain (loss)		143,895,260
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	93,913,374
Assets and liabilities in foreign currencies	4,282
Total change in net unrealized appreciation (depreciation)		93,917,656
Net gain (loss)		237,812,916
Net increase (decrease) in net assets resulting from operations		$248,206,719
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,393,803	$16,445,835
Net realized gain (loss)	143,895,260	86,503,756
Change in net unrealized appreciation (depreciation)	93,917,656	(216,955,838)
Net increase (decrease) in net assets resulting from operations	248,206,719	(114,006,247)
Distributions to shareholders	(30,253,266)	(140,023,638)

Share transactions
Proceeds from sales of shares	64,679,200	849,535,221
Reinvestment of distributions	30,253,266	140,023,638
Cost of shares redeemed	(157,529,935)	(350,995,254)

Net increase (decrease) in net assets resulting from share transactions	(62,597,469)	638,563,605
Total increase (decrease) in net assets	155,355,984	384,533,720

Net Assets
Beginning of period	1,634,308,077	1,249,774,357
End of period	$1,789,664,061	$1,634,308,077

Other Information
Shares
Sold	5,914,578	74,809,976
Issued in reinvestment of distributions	2,917,383	12,499,751
Redeemed	(14,016,269)	(30,713,924)
Net increase (decrease)	(5,184,308)	56,595,803

Financial Highlights
Fidelity® Series Small Cap Discovery Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.73	$10.23	$12.49	$15.20	$8.73
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.14	.14	.14	.12
Net realized and unrealized gain (loss)	1.44	(.66)	1.70	(.34)	(.33)	6.68
Total from investment operations	1.50	(.54)	1.84	(.20)	(.19)	6.80
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.14)	(.12)
Distributions from net realized gain	(.16)	(1.05)	(.21)	(1.92)	(2.38)	(.21)
Total distributions	(.19)	(1.17)	(.34)	(2.06) C	(2.52)	(.33)
Net asset value, end of period	$11.33	$10.02	$11.73	$10.23	$12.49	$15.20
Total Return D,E	15.10%	(5.38)%	18.22%	(1.01)%	(2.37)%	78.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.15% I	1.09%	1.30%	1.31%	1.01%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,789,664	$1,634,308	$1,249,774	$1,149,203	$1,295,339	$1,510,555
Portfolio turnover rate J	70 % I	80%	50%	31%	25%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$265,676,376
Gross unrealized depreciation	(173,009,597)
Net unrealized appreciation (depreciation)	$92,666,779
Tax cost	$1,774,691,534

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	609,254,762	702,421,431
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Discovery Fund	14,091

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	41,541,200	32,202,192	11,533,405
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Discovery Fund	4,986	1	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Small Cap Discovery Fund	59,969,915
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,105.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. The Board considered that the fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.968032.111
XS4-SANN-1225
Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid-Cap Stock K6 Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	26,119	6,698,600
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp (United States)	78,844	7,610,023
CANADA - 2.6%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Imperial Oil Ltd (a)	142,348	12,590,118
South Bow Corp	67,301	1,745,685
		14,335,803
Industrials - 1.1%
Commercial Services & Supplies - 1.1%
RB Global Inc (United States)	122,856	12,189,772
Information Technology - 0.2%
Software - 0.2%
Descartes Systems Group Inc/The (United States) (b)	34,300	3,025,603
TOTAL CANADA		29,551,178
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lundin Mining Corp	119,800	1,926,981
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (b)	101,543	3,171,188
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.3%
Auto1 Group SE (b)	109,818	3,853,148
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	87,055	3,474,365
TOTAL GERMANY		7,327,513
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	10,944	3,771,740
ITALY - 2.1%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	103,809	2,558,233
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	119,578	12,093,343
Brunello Cucinelli SpA	1,600	161,814
		12,255,157
TOTAL CONSUMER DISCRETIONARY		14,813,390

Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	88,091	5,229,212
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	40,394	4,182,032
TOTAL ITALY		24,224,634
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	116,700	3,047,401
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE (b)	6,026	4,932,085
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (b)	33,871	14,922,546
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (United Kingdom) (b)	23,487	5,410,402
Consumer Staples - 0.0%
Food Products - 0.0%
Nomad Foods Ltd	46,235	522,456
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	248,767	10,286,515
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Verisure PLC (b)	56,000	1,034,711
Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	145,714	2,200,424
TOTAL UNITED KINGDOM		19,454,508
UNITED STATES - 88.2%
Communication Services - 1.7%
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class A (b)	43,996	4,002,756
Live Nation Entertainment Inc (b)	41,979	6,277,120
TKO Group Holdings Inc Class A	24,814	4,674,958
		14,954,834
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	43,674	1,445,609
Reddit Inc Class A (b)	9,071	1,895,386
		3,340,995
Media - 0.1%
Magnite Inc (b)	83,169	1,487,061
TOTAL COMMUNICATION SERVICES		19,782,890

Consumer Discretionary - 12.4%
Broadline Retail - 0.2%
Etsy Inc (b)	31,000	1,921,999
Diversified Consumer Services - 1.6%
Duolingo Inc Class A (b)	28,049	7,591,181
Service Corp International/US	123,048	10,275,739
		17,866,920
Hotels, Restaurants & Leisure - 1.8%
Aramark	76,107	2,882,933
Domino's Pizza Inc	6,036	2,405,105
Sportradar Holding AG Class A (b)	106,935	2,738,605
Texas Roadhouse Inc	40,339	6,598,654
Wyndham Hotels & Resorts Inc	85,363	6,268,205
		20,893,502
Household Durables - 4.3%
DR Horton Inc	34,402	5,128,650
NVR Inc (b)	838	6,042,667
SharkNinja Inc (b)	36,100	3,086,550
Somnigroup International Inc	198,697	15,764,620
Toll Brothers Inc	78,328	10,570,364
TopBuild Corp (b)	18,200	7,689,136
		48,281,987
Specialty Retail - 3.1%
Burlington Stores Inc (b)	36,592	10,011,205
Chewy Inc Class A (b)	165,196	5,570,409
Floor & Decor Holdings Inc Class A (b)	60,895	3,804,720
Group 1 Automotive Inc	7,800	3,100,812
Urban Outfitters Inc (b)	44,200	2,855,762
Williams-Sonoma Inc	51,437	9,996,267
		35,339,175
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (b)	180,200	3,739,150
Ralph Lauren Corp Class A	15,605	4,988,294
Tapestry Inc	66,362	7,287,875
		16,015,319
TOTAL CONSUMER DISCRETIONARY		140,318,902

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 2.9%
Albertsons Cos Inc Class A	331,555	5,865,208
BJ's Wholesale Club Holdings Inc (a)(b)	114,427	10,099,327
Performance Food Group Co (b)	174,916	16,921,374
		32,885,909
Energy - 3.1%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	101,799	3,754,347
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	125,200	2,835,780
Cheniere Energy Inc	36,784	7,798,208
Energy Transfer LP	271,808	4,574,529
Ovintiv Inc	164,043	6,153,253
Range Resources Corp	278,366	9,895,911
		31,257,681
TOTAL ENERGY		35,012,028

Financials - 14.0%
Banks - 5.7%
East West Bancorp Inc	94,765	9,628,124
First Citizens BancShares Inc/NC Class A	1,549	2,826,646
Hancock Whitney Corp	59,200	3,380,912
Huntington Bancshares Inc/OH	614,401	9,486,351
KeyCorp	222,636	3,916,167
M&T Bank Corp	57,209	10,519,019
Old National Bancorp/IN	273,368	5,584,908
Western Alliance Bancorp	45,345	3,507,436
Wintrust Financial Corp	117,245	15,244,196
		64,093,759
Capital Markets - 4.6%
Blue Owl Capital Inc Class A	225,428	3,555,000
Cboe Global Markets Inc	37,437	9,196,025
Evercore Inc Class A	23,829	7,019,070
Houlihan Lokey Inc Class A	41,828	7,490,558
Interactive Brokers Group Inc Class A	49,784	3,502,802
MarketAxess Holdings Inc	13,375	2,140,802
Raymond James Financial Inc	56,595	8,979,929
Stifel Financial Corp	86,920	10,293,936
		52,178,122
Financial Services - 0.5%
Toast Inc Class A (b)	171,482	6,197,359
Insurance - 3.2%
American Financial Group Inc/OH	51,130	6,732,798
Arch Capital Group Ltd	60,565	5,227,365
First American Financial Corp	136,093	8,507,173
Hartford Insurance Group Inc/The	52,740	6,549,253
Reinsurance Group of America Inc	51,367	9,372,424
		36,389,013
TOTAL FINANCIALS		158,858,253

Health Care - 7.6%
Biotechnology - 1.1%
Arcellx Inc (b)	17,822	1,608,436
Exact Sciences Corp (b)	91,749	5,935,243
Legend Biotech Corp ADR (b)	42,833	1,387,789
United Therapeutics Corp (b)	9,145	4,073,457
		13,004,925
Health Care Equipment & Supplies - 1.7%
Insulet Corp (b)	15,556	4,869,184
Masimo Corp (b)	54,460	7,659,799
Penumbra Inc (b)	29,311	6,664,442
		19,193,425
Health Care Providers & Services - 2.5%
BrightSpring Health Services Inc (b)	125,600	4,151,080
Molina Healthcare Inc (b)	14,043	2,149,422
Option Care Health Inc (b)	204,016	5,310,536
Privia Health Group Inc (b)	76,413	1,856,836
Tenet Healthcare Corp (b)	71,055	14,672,147
		28,140,021
Health Care Technology - 0.7%
Doximity Inc Class A (b)	79,684	5,259,144
Waystar Holding Corp (b)	84,062	3,013,622
		8,272,766
Life Sciences Tools & Services - 1.0%
Bruker Corp	120,800	4,703,952
Repligen Corp (b)	44,143	6,579,956
		11,283,908
Pharmaceuticals - 0.6%
Crinetics Pharmaceuticals Inc (b)	42,193	1,835,395
Royalty Pharma PLC Class A	127,400	4,782,596
		6,617,991
TOTAL HEALTH CARE		86,513,036

Industrials - 24.1%
Aerospace & Defense - 4.0%
Axon Enterprise Inc (b)	4,673	3,421,711
BWX Technologies Inc	59,484	12,706,377
Carpenter Technology Corp	32,710	10,333,089
Huntington Ingalls Industries Inc	19,943	6,422,045
Woodward Inc	46,503	12,188,901
		45,072,123
Building Products - 1.3%
AAON Inc (a)	61,770	6,077,550
Builders FirstSource Inc (b)	17,995	2,090,479
Carlisle Cos Inc	20,487	6,659,300
		14,827,329
Commercial Services & Supplies - 1.3%
CECO Environmental Corp (b)	84,841	4,147,876
GFL Environmental Inc Subordinate Voting Shares	158,453	6,927,624
OPENLANE Inc (b)	126,000	3,328,920
		14,404,420
Construction & Engineering - 5.3%
AECOM (a)	144,091	19,358,626
Centuri Holdings Inc (b)	173,424	3,501,430
Comfort Systems USA Inc	20,313	19,613,827
EMCOR Group Inc	16,528	11,169,292
Quanta Services Inc	13,228	5,941,092
		59,584,267
Electrical Equipment - 2.9%
Acuity Inc	47,449	17,321,257
NEXTracker Inc Class A (b)	16,800	1,700,496
nVent Electric PLC	96,119	10,991,208
Vertiv Holdings Co Class A	17,587	3,391,829
		33,404,790
Machinery - 5.4%
Allison Transmission Holdings Inc	79,543	6,566,275
Atmus Filtration Technologies Inc	73,462	3,341,052
Chart Industries Inc (b)	31,157	6,219,560
CNH Industrial NV Class A	587,873	6,166,788
Crane Co	49,492	9,403,480
ITT Inc	59,799	11,067,002
RBC Bearings Inc (b)	24,574	10,530,696
Westinghouse Air Brake Technologies Corp	35,328	7,222,456
		60,517,309
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	69,500	2,900,235
Professional Services - 2.5%
FTI Consulting Inc (b)	40,951	6,757,325
Leidos Holdings Inc	58,919	11,222,302
Paylocity Holding Corp (b)	29,874	4,220,299
TransUnion	80,983	6,574,200
		28,774,126
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	25,860	6,648,347
Watsco Inc	17,070	6,281,931
		12,930,278
TOTAL INDUSTRIALS		272,414,877

Information Technology - 11.2%
Communications Equipment - 2.6%
Ciena Corp (b)	101,960	19,364,243
Lumentum Holdings Inc (b)	51,641	10,408,760
		29,773,003
Electronic Equipment, Instruments & Components - 4.1%
Belden Inc	57,686	7,029,039
Coherent Corp (b)	81,784	10,792,217
Flex Ltd (b)	302,245	18,896,357
Sanmina Corp (b)	45,400	6,222,070
Trimble Inc (b)	40,657	3,242,396
		46,182,079
IT Services - 1.1%
Kyndryl Holdings Inc (b)	86,278	2,495,160
Okta Inc Class A (b)	25,566	2,340,056
Twilio Inc Class A (b)	57,700	7,782,576
		12,617,792
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp (b)	33,761	1,690,751
Veeco Instruments Inc (b)	56,500	1,624,374
		3,315,125
Software - 2.3%
Commvault Systems Inc (b)	41,813	5,821,206
Docusign Inc (b)	98,460	7,201,364
Dynatrace Inc (b)	196,125	9,918,041
Monday.com Ltd (b)	15,998	3,283,430
		26,224,041
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc Class A (b)	22,084	2,179,691
Western Digital Corp	46,209	6,941,054
		9,120,745
TOTAL INFORMATION TECHNOLOGY		127,232,785

Materials - 3.0%
Chemicals - 0.5%
CF Industries Holdings Inc	67,830	5,649,561
Construction Materials - 0.6%
Eagle Materials Inc	29,806	6,328,410
Containers & Packaging - 1.3%
AptarGroup Inc	47,551	5,516,392
Crown Holdings Inc	96,196	9,348,327
		14,864,719
Metals & Mining - 0.2%
Steel Dynamics Inc	14,600	2,289,279
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	58,354	5,083,217
TOTAL MATERIALS		34,215,186

Real Estate - 6.2%
Health Care REITs - 1.3%
CareTrust REIT Inc	124,385	4,309,940
Ventas Inc	138,946	10,252,826
		14,562,766
Industrial REITs - 0.4%
Terreno Realty Corp	89,025	5,085,998
Real Estate Management & Development - 2.4%
Compass Inc Class A (b)	389,914	3,006,236
Jones Lang LaSalle Inc (b)	57,295	17,480,132
Zillow Group Inc Class C (b)	78,017	5,849,715
		26,336,083
Retail REITs - 1.3%
Macerich Co/The	158,138	2,712,067
NNN REIT Inc	202,794	8,205,045
Tanger Inc	122,816	3,998,889
		14,916,001
Specialized REITs - 0.8%
CubeSmart	246,569	9,288,254
TOTAL REAL ESTATE		70,189,102

Utilities - 2.0%
Electric Utilities - 0.5%
IDACORP Inc	44,045	5,682,685
Independent Power and Renewable Electricity Producers - 0.7%
Talen Energy Corp (b)	12,600	5,037,228
Vistra Corp	16,652	3,135,572
		8,172,800
Multi-Utilities - 0.8%
NiSource Inc	222,970	9,389,267
TOTAL UTILITIES		23,244,752

TOTAL UNITED STATES		1,000,667,720
TOTAL COMMON STOCKS (Cost $858,944,928)		1,127,306,117

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(c)(d)	15,539	94,477
Industrials - 0.5%
Construction & Engineering - 0.5%
Beta Technologies Inc 6% Series C-1 (c)	10,052	2,182,406
Beta Technologies Inc Series B, 6% (b)(c)	11,901	3,178,488
Beta Technologies Inc Series C, 6% (b)(c)	1,500	344,087
		5,704,981
TOTAL UNITED STATES		5,799,458
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,762,446)		5,799,458

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	1,760,469	1,760,821
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	25,899,831	25,902,421
TOTAL MONEY MARKET FUNDS (Cost $27,663,242)			27,663,242

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $889,370,616)	1,160,768,817
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(25,055,004)
NET ASSETS - 100.0%	1,135,713,813

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,799,458 or 0.5% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc 6% Series C-1	9/26/2025	1,150,652

Beta Technologies Inc Series B, 6%	4/4/2022	1,227,827

Beta Technologies Inc Series C, 6%	10/24/2024	171,705

National Resilience Inc Series B	12/1/2020	212,262

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,616,527	89,996,309	109,851,846	316,099	(169)	-	1,760,821	1,760,469	0.0%
Fidelity Securities Lending Cash Central Fund	26,650,487	116,627,723	117,375,789	26,107	-	-	25,902,421	25,899,831	0.1%
Total	48,267,014	206,624,032	227,227,635	342,206	(169)	-	27,663,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	22,830,291	19,782,890	3,047,401	-
Consumer Discretionary	171,041,395	171,041,395	-	-
Consumer Staples	33,408,365	33,408,365	-	-
Energy	59,634,346	59,634,346	-	-
Financials	158,858,253	158,858,253	-	-
Health Care	103,372,933	98,440,848	4,932,085	-
Industrials	289,821,392	289,821,392	-	-
Information Technology	151,153,098	151,153,098	-	-
Materials	43,752,190	43,752,190	-	-
Real Estate	70,189,102	70,189,102	-	-
Utilities	23,244,752	23,244,752	-	-

Convertible Preferred Stocks
Health Care	94,477	-	-	94,477
Industrials	5,704,981	-	5,704,981	-

Money Market Funds	27,663,242	27,663,242	-	-
Total Investments in Securities:	1,160,768,817	1,146,989,873	13,684,467	94,477
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,726,196) - See accompanying schedule:
Unaffiliated issuers (cost $861,707,374)	$1,133,105,575
Fidelity Central Funds (cost $27,663,242)	27,663,242

Total Investment in Securities (cost $889,370,616)		$1,160,768,817
Cash		2,074
Foreign currency held at value (cost $36)		36
Receivable for investments sold		2,869,390
Receivable for fund shares sold		565,015
Dividends receivable		459,692
Distributions receivable from Fidelity Central Funds		23,091
Total assets		1,164,688,115
Liabilities
Payable for investments purchased	$1,756,952
Payable for fund shares redeemed	887,143
Accrued management fee	428,220
Collateral on securities loaned	25,901,987
Total liabilities		28,974,302
Net Assets		$1,135,713,813
Net Assets consist of:
Paid in capital		$874,050,433
Total accumulated earnings (loss)		261,663,380
Net Assets		$1,135,713,813
Net Asset Value, offering price and redemption price per share ($1,135,713,813 ÷ 66,619,476 shares)		$17.05
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$5,695,926
Interest		17,622
Income from Fidelity Central Funds (including $26,107 from security lending)		342,206
Total income		6,055,754
Expenses
Management fee	$2,521,702
Independent trustees' fees and expenses	1,964
Total expenses before reductions	2,523,666
Expense reductions	(776)
Total expenses after reductions		2,522,890
Net Investment income (loss)		3,532,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,557,740)
Fidelity Central Funds	(169)
Foreign currency transactions	(12,880)
Futures contracts	2,174,592
Total net realized gain (loss)		(11,396,197)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	168,658,084
Assets and liabilities in foreign currencies	(265)
Futures contracts	(388,423)
Total change in net unrealized appreciation (depreciation)		168,269,396
Net gain (loss)		156,873,199
Net increase (decrease) in net assets resulting from operations		$160,406,063
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,532,864	$9,244,135
Net realized gain (loss)	(11,396,197)	71,180,518
Change in net unrealized appreciation (depreciation)	168,269,396	(48,075,407)
Net increase (decrease) in net assets resulting from operations	160,406,063	32,349,246
Distributions to shareholders	(2,149,571)	(66,933,877)

Share transactions
Proceeds from sales of shares	63,729,184	281,722,921
Reinvestment of distributions	2,141,055	66,678,037
Cost of shares redeemed	(106,964,952)	(234,643,236)

Net increase (decrease) in net assets resulting from share transactions	(41,094,713)	113,757,722
Total increase (decrease) in net assets	117,161,779	79,173,091

Net Assets
Beginning of period	1,018,552,034	939,378,943
End of period	$1,135,713,813	$1,018,552,034

Other Information
Shares
Sold	3,940,060	17,275,181
Issued in reinvestment of distributions	137,600	4,223,016
Redeemed	(6,516,037)	(14,752,446)
Net increase (decrease)	(2,438,377)	6,745,751

Financial Highlights
Fidelity® Mid-Cap Stock K6 Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.75	$15.08	$13.52	$13.67	$14.13	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.05	.14	.18	.21	.19	.15
Net realized and unrealized gain (loss)	2.28	.55	1.53	.03	(.07)	5.37
Total from investment operations	2.33	.69	1.71	.24	.12	5.52
Distributions from net investment income	(.03)	(.20)	(.15)	(.17)	(.13)	(.17)
Distributions from net realized gain	- C	(.82)	-	(.21)	(.45)	-
Total distributions	(.03)	(1.02)	(.15)	(.39) D	(.58)	(.17)
Net asset value, end of period	$17.05	$14.75	$15.08	$13.52	$13.67	$14.13
Total Return E,F	15.82%	4.15%	12.70%	1.82%	.78%	63.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% I	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.63% I	.89%	1.24%	1.58%	1.35%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,135,714	$1,018,552	$939,379	$822,968	$576,537	$319,924
Portfolio turnover rate J	35 % I,K	69% K	51% K	34% K	40% K	61% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$318,998,894
Gross unrealized depreciation	(48,783,690)
Net unrealized appreciation (depreciation)	$270,215,204
Tax cost	$890,553,613

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	191,061,666	213,300,378

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	431,155	6,829,495

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,049,494	71,318,989
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock K6 Fund	4,834

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock K6 Fund	12,386,994	17,761,175	(1,445,350)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock K6 Fund	2,794	106	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid-Cap Stock K6 Fund	1,351,697
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $776.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893889.106
MCS-K6-SANN-1225
Fidelity® Mid-Cap Stock Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid-Cap Stock Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	175,217	44,936,962
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp (United States)	514,656	49,674,597
CANADA - 2.6%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd (a)	928,492	82,121,445
South Bow Corp	453,199	11,755,288
		93,876,733
Industrials - 1.1%
Commercial Services & Supplies - 1.1%
RB Global Inc (United States)	804,948	79,866,941
Information Technology - 0.3%
Software - 0.3%
Descartes Systems Group Inc/The (United States) (b)	223,900	19,750,219
TOTAL CANADA		193,493,893
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Lundin Mining Corp	795,200	12,790,783
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (b)	655,657	20,476,168
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.3%
Auto1 Group SE (b)	719,282	25,237,207
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	579,545	23,129,641
TOTAL GERMANY		48,366,848
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	69,556	23,971,780
ITALY - 2.1%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	657,680	16,207,640
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	780,606	78,945,427
Brunello Cucinelli SpA	11,800	1,193,375
		80,138,802
TOTAL CONSUMER DISCRETIONARY		96,346,442

Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	570,718	33,878,662
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	261,306	27,053,278
TOTAL ITALY		157,278,382
JAPAN - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Capcom Co Ltd	775,300	20,245,500
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE (b)	38,074	31,162,330
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (b)	218,695	96,350,456
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (United Kingdom) (b)	153,265	35,305,711
Consumer Staples - 0.0%
Food Products - 0.0%
Nomad Foods Ltd	275,946	3,118,189
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	1,652,046	68,312,102
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Verisure PLC (b)	376,257	6,952,093
Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	944,586	14,264,176
TOTAL UNITED KINGDOM		127,952,271
UNITED STATES - 87.5%
Communication Services - 1.7%
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class A (b)	285,541	25,978,520
Live Nation Entertainment Inc (b)	273,198	40,851,297
TKO Group Holdings Inc Class A	160,409	30,221,056
		97,050,873
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	294,326	9,742,190
Reddit Inc Class A (b)	60,129	12,563,955
		22,306,145
Media - 0.1%
Magnite Inc (b)	544,479	9,735,284
TOTAL COMMUNICATION SERVICES		129,092,302

Consumer Discretionary - 12.1%
Broadline Retail - 0.1%
Etsy Inc (b)	208,000	12,895,999
Diversified Consumer Services - 1.6%
Duolingo Inc Class A (b)	185,023	50,074,625
Service Corp International/US	803,977	67,140,119
		117,214,744
Hotels, Restaurants & Leisure - 1.8%
Aramark	488,928	18,520,593
Domino's Pizza Inc	40,135	15,992,191
Sportradar Holding AG Class A (b)	697,265	17,856,957
Texas Roadhouse Inc	264,091	43,200,006
Wyndham Hotels & Resorts Inc (a)	552,778	40,590,489
		136,160,236
Household Durables - 4.2%
DR Horton Inc	226,024	33,695,658
NVR Inc (b)	5,271	38,008,232
SharkNinja Inc (b)	234,500	20,049,750
Somnigroup International Inc	1,302,603	103,348,522
Toll Brothers Inc	506,120	68,300,894
TopBuild Corp (b)	120,700	50,993,336
		314,396,392
Specialty Retail - 3.1%
Burlington Stores Inc (b)	240,002	65,662,148
Chewy Inc Class A (b)	1,076,204	36,289,599
Floor & Decor Holdings Inc Class A (b)	395,223	24,693,533
Group 1 Automotive Inc	52,500	20,870,850
Urban Outfitters Inc (b)	288,400	18,633,524
Williams-Sonoma Inc	335,763	65,252,181
		231,401,835
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	1,168,600	24,248,450
Ralph Lauren Corp Class A	101,752	32,526,044
Tapestry Inc	434,526	47,719,646
		104,494,140
TOTAL CONSUMER DISCRETIONARY		916,563,346

Consumer Staples - 2.8%
Consumer Staples Distribution & Retail - 2.8%
Albertsons Cos Inc Class A	2,158,845	38,189,968
BJ's Wholesale Club Holdings Inc (b)	746,013	65,843,107
Performance Food Group Co (b)	1,141,594	110,437,804
		214,470,879
Energy - 3.0%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	663,401	24,466,229
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	840,200	19,030,529
Cheniere Energy Inc	240,582	51,003,384
Energy Transfer LP	1,775,477	29,881,278
Ovintiv Inc	1,087,257	40,783,010
Range Resources Corp	1,819,130	64,670,072
		205,368,273
TOTAL ENERGY		229,834,502

Financials - 13.7%
Banks - 5.6%
East West Bancorp Inc	620,555	63,048,388
First Citizens BancShares Inc/NC Class A	9,411	17,173,381
Hancock Whitney Corp	396,900	22,666,959
Huntington Bancshares Inc/OH	3,960,543	61,150,784
KeyCorp	1,449,664	25,499,590
M&T Bank Corp	371,644	68,334,182
Old National Bancorp/IN	1,793,632	36,643,902
Western Alliance Bancorp	294,555	22,783,829
Wintrust Financial Corp	765,972	99,591,680
		416,892,695
Capital Markets - 4.5%
Blue Owl Capital Inc Class A	1,455,067	22,946,407
Cboe Global Markets Inc	244,562	60,074,210
Evercore Inc Class A	156,371	46,060,642
Houlihan Lokey Inc Class A	273,766	49,026,015
Interactive Brokers Group Inc Class A	313,416	22,051,950
MarketAxess Holdings Inc	88,325	14,137,299
Raymond James Financial Inc	369,933	58,697,269
Stifel Financial Corp	565,631	66,987,679
		339,981,471
Financial Services - 0.5%
Toast Inc Class A (b)	1,120,479	40,494,111
Insurance - 3.1%
American Financial Group Inc/OH	335,846	44,224,201
Arch Capital Group Ltd	402,540	34,743,227
First American Financial Corp	860,998	53,820,985
Hartford Insurance Group Inc/The	348,031	43,218,490
Reinsurance Group of America Inc	334,533	61,038,891
		237,045,794
TOTAL FINANCIALS		1,034,414,071

Health Care - 7.5%
Biotechnology - 1.1%
Arcellx Inc (b)	118,878	10,728,740
Exact Sciences Corp (b)	600,252	38,830,302
Legend Biotech Corp ADR (b)	276,867	8,970,490
United Therapeutics Corp (b)	60,355	26,883,928
		85,413,460
Health Care Equipment & Supplies - 1.7%
Insulet Corp (b)	101,344	31,721,685
Masimo Corp (b)	371,939	52,313,221
Penumbra Inc (b)	187,959	42,736,238
		126,771,144
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (b)	811,000	26,803,550
Molina Healthcare Inc (b)	93,746	14,348,763
Option Care Health Inc (b)	1,324,384	34,473,716
Privia Health Group Inc (b)	513,387	12,475,304
Tenet Healthcare Corp (b)	453,376	93,617,610
		181,718,943
Health Care Technology - 0.7%
Doximity Inc Class A (b)	526,116	34,723,656
Waystar Holding Corp (b)	556,538	19,951,887
		54,675,543
Life Sciences Tools & Services - 1.0%
Bruker Corp	782,838	30,483,712
Repligen Corp (b)	287,774	42,895,592
		73,379,304
Pharmaceuticals - 0.6%
Crinetics Pharmaceuticals Inc (b)	280,107	12,184,654
Royalty Pharma PLC Class A	825,800	31,000,532
		43,185,186
TOTAL HEALTH CARE		565,143,580

Industrials - 24.6%
Aerospace & Defense - 4.8%
Axon Enterprise Inc (b)	30,899	22,625,175
BWX Technologies Inc	388,982	83,090,445
Carpenter Technology Corp	213,590	67,473,081
Huntington Ingalls Industries Inc	129,379	41,662,626
Space Exploration Technologies Corp (b)(c)(d)	321,606	68,180,472
Woodward Inc	303,766	79,620,106
		362,651,905
Building Products - 1.3%
AAON Inc (a)	400,430	39,398,308
Builders FirstSource Inc (b)	115,505	13,418,216
Carlisle Cos Inc (a)	132,667	43,123,408
		95,939,932
Commercial Services & Supplies - 1.2%
CECO Environmental Corp (b)	545,773	26,682,842
GFL Environmental Inc Subordinate Voting Shares	1,035,496	45,272,265
OPENLANE Inc (b)	822,800	21,738,376
		93,693,483
Construction & Engineering - 5.2%
AECOM	941,600	126,503,960
Centuri Holdings Inc (b)	1,148,376	23,185,711
Comfort Systems USA Inc	135,282	130,625,595
EMCOR Group Inc	108,817	73,536,352
Quanta Services Inc	85,772	38,522,778
		392,374,396
Electrical Equipment - 2.9%
Acuity Inc	309,693	113,053,430
NEXTracker Inc Class A (b)	102,311	10,355,919
nVent Electric PLC	628,123	71,825,865
Vertiv Holdings Co Class A	113,163	21,824,616
		217,059,830
Machinery - 5.3%
Allison Transmission Holdings Inc	522,377	43,122,221
Atmus Filtration Technologies Inc	482,490	21,943,644
Chart Industries Inc (b)	202,009	40,325,037
CNH Industrial NV Class A	3,846,127	40,345,872
Crane Co	322,559	61,286,210
ITT Inc	390,680	72,303,148
RBC Bearings Inc (b)	160,226	68,661,648
Westinghouse Air Brake Technologies Corp	232,072	47,444,800
		395,432,580
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	459,600	19,179,108
Professional Services - 2.5%
FTI Consulting Inc (b)	266,397	43,958,169
Leidos Holdings Inc	380,016	72,381,648
Paylocity Holding Corp (b)	194,426	27,466,560
TransUnion	526,898	42,773,580
		186,579,957
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	170,147	43,743,092
Watsco Inc	111,981	41,210,128
		84,953,220
TOTAL INDUSTRIALS		1,847,864,411

Information Technology - 11.0%
Communications Equipment - 2.6%
Ciena Corp (b)	670,121	127,269,380
Lumentum Holdings Inc (b)	341,936	68,920,620
		196,190,000
Electronic Equipment, Instruments & Components - 4.0%
Belden Inc	366,420	44,648,277
Coherent Corp (b)	534,446	70,525,495
Flex Ltd (b)	1,974,374	123,437,863
Sanmina Corp (b)	294,300	40,333,815
Trimble Inc (b)	266,743	21,272,754
		300,218,204
IT Services - 1.1%
Kyndryl Holdings Inc (b)	560,122	16,198,728
Okta Inc Class A (b)	166,434	15,233,704
Twilio Inc Class A (b)	381,900	51,510,672
		82,943,104
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp (b)	224,292	11,232,543
Veeco Instruments Inc (b)	375,889	10,806,809
		22,039,352
Software - 2.3%
Commvault Systems Inc (b)	281,587	39,202,542
Docusign Inc (b)	643,840	47,090,458
Dynatrace Inc (b)	1,278,367	64,647,019
Monday.com Ltd (b)	106,043	21,764,265
		172,704,284
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc Class A (b)	127,528	12,587,014
Western Digital Corp	301,491	45,286,963
		57,873,977
TOTAL INFORMATION TECHNOLOGY		831,968,921

Materials - 3.0%
Chemicals - 0.5%
CF Industries Holdings Inc	447,164	37,244,290
Construction Materials - 0.5%
Eagle Materials Inc	193,054	40,989,225
Containers & Packaging - 1.4%
AptarGroup Inc	307,507	35,673,887
Crown Holdings Inc	628,717	61,098,718
		96,772,605
Metals & Mining - 0.2%
Steel Dynamics Inc	96,800	15,178,240
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	378,239	32,948,399
TOTAL MATERIALS		223,132,759

Real Estate - 6.1%
Health Care REITs - 1.3%
CareTrust REIT Inc	812,615	28,157,110
Ventas Inc	907,963	66,998,590
		95,155,700
Industrial REITs - 0.4%
Terreno Realty Corp	588,189	33,603,237
Real Estate Management & Development - 2.3%
Compass Inc Class A (b)	2,549,686	19,658,079
Jones Lang LaSalle Inc (b)	369,180	112,633,127
Zillow Group Inc Class C (b)	512,683	38,440,971
		170,732,177
Retail REITs - 1.3%
Macerich Co/The	1,027,457	17,620,887
NNN REIT Inc	1,324,399	53,585,184
Tanger Inc	800,918	26,077,890
		97,283,961
Specialized REITs - 0.8%
CubeSmart	1,610,710	60,675,446
TOTAL REAL ESTATE		457,450,521

Utilities - 2.0%
Electric Utilities - 0.5%
IDACORP Inc (a)	286,163	36,920,750
Independent Power and Renewable Electricity Producers - 0.7%
Talen Energy Corp (b)	84,200	33,661,476
Vistra Corp	110,428	20,793,592
		54,455,068
Multi-Utilities - 0.8%
NiSource Inc	1,453,228	61,195,432
TOTAL UTILITIES		152,571,250

TOTAL UNITED STATES		6,602,506,542
TOTAL COMMON STOCKS (Cost $5,360,004,853)		7,429,206,512

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Health Care - 0.1%
Biotechnology - 0.1%
National Resilience Inc Series B (b)(c)(d)	711,831	4,327,932
Industrials - 0.7%
Construction & Engineering - 0.7%
Beta Technologies Inc 6% Series C-1 (c)	67,424	14,638,532
Beta Technologies Inc Series B, 6% (b)(c)	145,591	38,884,067
		53,522,599
TOTAL UNITED STATES		57,850,531
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,462,260)		57,850,531

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	57,125,519	57,136,944
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	150,168,751	150,183,768
TOTAL MONEY MARKET FUNDS (Cost $207,318,361)			207,320,712

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,599,785,474)	7,694,377,755
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(145,464,840)
NET ASSETS - 100.0%	7,548,912,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	48	12/19/2025	15,636,960	80,583	80,583

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,031,003 or 1.7% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc 6% Series C-1	9/26/2025	7,718,025

Beta Technologies Inc Series B, 6%	4/4/2022	15,020,624

National Resilience Inc Series B	12/1/2020	9,723,611

Space Exploration Technologies Corp	4/8/2016	3,100,924

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,679,319	608,642,373	588,182,952	2,074,914	(1,796)	-	57,136,944	57,125,519	0.1%
Fidelity Securities Lending Cash Central Fund	43,878,486	707,993,260	601,687,978	153,372	-	-	150,183,768	150,168,751	0.6%
Total	80,557,805	1,316,635,633	1,189,870,930	2,228,286	(1,796)	-	207,320,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	149,337,802	129,092,302	20,245,500	-
Consumer Discretionary	1,117,058,515	1,117,058,515	-	-
Consumer Staples	217,589,068	217,589,068	-	-
Energy	392,023,337	392,023,337	-	-
Financials	1,034,414,071	1,034,414,071	-	-
Health Care	675,121,534	643,959,204	31,162,330	-
Industrials	1,961,736,723	1,893,556,251	-	68,180,472
Information Technology	986,305,552	986,305,552	-	-
Materials	285,598,139	285,598,139	-	-
Real Estate	457,450,521	457,450,521	-	-
Utilities	152,571,250	152,571,250	-	-

Convertible Preferred Stocks
Health Care	4,327,932	-	-	4,327,932
Industrials	53,522,599	-	53,522,599	-

Money Market Funds	207,320,712	207,320,712	-	-
Total Investments in Securities:	7,694,377,755	7,516,938,922	104,930,429	72,508,404
Derivative Instruments:

Assets
Futures Contracts	80,583	80,583	-	-
Total Assets	80,583	80,583	-	-
Total Derivative Instruments:	80,583	80,583	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Common Stocks	75,148,110	17,119,487	(6,151,925)	-	(17,935,200)	-	-	-	68,180,472	(6,151,925)
Convertible Preferred Stocks	30,252,023	-	(10,855,423)	-	-	-	-	(15,068,668)	4,327,932	(10,855,423)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	80,583	-
Total Equity Risk	80,583	-
Total Value of Derivatives	80,583	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $165,139,377) - See accompanying schedule:
Unaffiliated issuers (cost $5,392,467,113)	$7,487,057,043
Fidelity Central Funds (cost $207,318,361)	207,320,712

Total Investment in Securities (cost $5,599,785,474)		$7,694,377,755
Segregated cash with brokers for derivative instruments		1,060,739
Cash		80,978
Receivable for investments sold		19,103,102
Receivable for fund shares sold		1,583,444
Dividends receivable		3,200,008
Distributions receivable from Fidelity Central Funds		400,833
Receivable for daily variation margin on futures contracts		93,120
Prepaid expenses		7,869
Other receivables		36,566
Total assets		7,719,944,414
Liabilities
Payable for investments purchased	$11,640,606
Payable for fund shares redeemed	5,545,582
Accrued management fee	3,591,033
Distribution and service plan fees payable	1,280
Other payables and accrued expenses	89,816
Collateral on securities loaned	150,163,182
Total liabilities		171,031,499
Net Assets		$7,548,912,915
Net Assets consist of:
Paid in capital		$5,445,402,765
Total accumulated earnings (loss)		2,103,510,150
Net Assets		$7,548,912,915

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,022,362 ÷ 67,339 shares)(a)		$44.88
Maximum offering price per share (100/94.25 of $44.88)		$47.62
Class M :
Net Asset Value and redemption price per share ($622,899 ÷ 13,896 shares)(a)		$44.83
Maximum offering price per share (100/96.50 of $44.83)		$46.46
Class C :
Net Asset Value and offering price per share ($588,713 ÷ 13,172 shares)(a)		$44.69
Mid-Cap Stock :
Net Asset Value, offering price and redemption price per share ($6,872,531,625 ÷ 152,122,693 shares)		$45.18
Class K :
Net Asset Value, offering price and redemption price per share ($592,767,644 ÷ 13,087,594 shares)		$45.29
Class I :
Net Asset Value, offering price and redemption price per share ($31,680,270 ÷ 703,544 shares)		$45.03
Class Z :
Net Asset Value, offering price and redemption price per share ($47,699,402 ÷ 1,059,368 shares)		$45.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$36,995,028
Interest		91,324
Income from Fidelity Central Funds (including $153,372 from security lending)		2,228,286
Total income		39,314,638
Expenses
Management fee
Basic fee	$22,206,837
Performance adjustment	(1,491,476)
Distribution and service plan fees	5,627
Custodian fees and expenses	39,752
Independent trustees' fees and expenses	12,902
Registration fees	134,597
Audit fees	39,804
Legal	2,965
Miscellaneous	14,837
Total expenses before reductions	20,965,845
Expense reductions	(9,114)
Total expenses after reductions		20,956,731
Net Investment income (loss)		18,357,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,547,822)
Redemptions in-kind	1,887,850
Fidelity Central Funds	(1,796)
Foreign currency transactions	(64,031)
Futures contracts	3,417,969
Total net realized gain (loss)		(13,307,830)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,030,912,199
Assets and liabilities in foreign currencies	1,469
Futures contracts	(38,563)
Total change in net unrealized appreciation (depreciation)		1,030,875,105
Net gain (loss)		1,017,567,275
Net increase (decrease) in net assets resulting from operations		$1,035,925,182
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,357,907	$47,735,325
Net realized gain (loss)	(13,307,830)	1,205,178,579
Change in net unrealized appreciation (depreciation)	1,030,875,105	(905,845,344)
Net increase (decrease) in net assets resulting from operations	1,035,925,182	347,068,560
Distributions to shareholders	(113,419,696)	(647,057,121)

Share transactions - net increase (decrease)	(47,592,023)	(265,910,428)
Total increase (decrease) in net assets	874,913,463	(565,898,989)

Net Assets
Beginning of period	6,673,999,452	7,239,898,441
End of period	$7,548,912,915	$6,673,999,452

Financial Highlights
Fidelity Advisor® Mid-Cap Stock Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.52	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.04	.06
Net realized and unrealized gain (loss)	6.02	(2.38) D
Total from investment operations	6.06	(2.32)
Distributions from net investment income	(.06)	(.34)
Distributions from net realized gain	(.64)	(1.33)
Total distributions	(.70)	(1.67)
Net asset value, end of period	$44.88	$39.52
Total Return E,F,G	15.49%	(5.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.86% J	.92% J
Expenses net of fee waivers, if any	.86 % J	.92% J
Expenses net of all reductions, if any	.86% J	.92% J
Net investment income (loss)	.21% J	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,022	$1,141
Portfolio turnover rate K	32 % J,L	51% L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.48	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.01)
Net realized and unrealized gain (loss)	6.01	(2.36) D
Total from investment operations	6.00	(2.37)
Distributions from net investment income	(.01)	(.33)
Distributions from net realized gain	(.64)	(1.33)
Total distributions	(.65)	(1.66)
Net asset value, end of period	$44.83	$39.48
Total Return E,F,G	15.35%	(5.73)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.11% J	1.18% J
Expenses net of fee waivers, if any	1.11 % J	1.18% J
Expenses net of all reductions, if any	1.11% J	1.18% J
Net investment income (loss)	(.04)% J	(.03)% J
Supplemental Data
Net assets, end of period (000 omitted)	$623	$262
Portfolio turnover rate K	32 % J,L	51% L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.45	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.12)
Net realized and unrealized gain (loss)	6.00	(2.37) D
Total from investment operations	5.88	(2.49)
Distributions from net investment income	-	(.24)
Distributions from net realized gain	(.64)	(1.33)
Total distributions	(.64)	(1.57)
Net asset value, end of period	$44.69	$39.45
Total Return E,F,G	15.05%	(6.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.61% J	1.69% J
Expenses net of fee waivers, if any	1.61 % J	1.69% J
Expenses net of all reductions, if any	1.61% J	1.69% J
Net investment income (loss)	(.54)% J	(.50)% J
Supplemental Data
Net assets, end of period (000 omitted)	$589	$263
Portfolio turnover rate K	32 % J,L	51% L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.71	$41.66	$38.06	$39.74	$44.52	$28.96
Income from Investment Operations
Net investment income (loss) A,B	.11	.27	.33	.45	.44	.35
Net realized and unrealized gain (loss)	6.04	1.57	4.32	(.09)	.18	17.71
Total from investment operations	6.15	1.84	4.65	.36	.62	18.06
Distributions from net investment income	(.04)	(.31)	(.37)	(.27)	(.48)	(.39) C
Distributions from net realized gain	(.64)	(3.48)	(.68)	(1.77)	(4.91)	(2.10) C
Total distributions	(.68)	(3.79)	(1.05)	(2.04)	(5.40) D	(2.50) D
Net asset value, end of period	$45.18	$39.71	$41.66	$38.06	$39.74	$44.52
Total Return E,F	15.66%	4.40%	12.37%	1.06%	1.17%	64.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.67%	.83%	.85%	.79%	.77%
Expenses net of fee waivers, if any	.57 % I	.67%	.82%	.84%	.79%	.77%
Expenses net of all reductions, if any	.57% I	.67%	.82%	.84%	.79%	.76%
Net investment income (loss)	.49% I	.64%	.83%	1.18%	1.05%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$6,872,532	$6,102,344	$6,431,942	$6,853,917	$6,033,786	$6,020,059
Portfolio turnover rate J	32 % I,K	51% K	27% K	19% K	17% K	30% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund Class K

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.80	$41.71	$38.11	$39.77	$44.55	$28.98
Income from Investment Operations
Net investment income (loss) A,B	.12	.31	.37	.48	.48	.38
Net realized and unrealized gain (loss)	6.06	1.57	4.32	(.08)	.17	17.72
Total from investment operations	6.18	1.88	4.69	.40	.65	18.10
Distributions from net investment income	(.05)	(.31)	(.41)	(.29)	(.51)	(.43) C
Distributions from net realized gain	(.64)	(3.48)	(.68)	(1.77)	(4.93)	(2.10) C
Total distributions	(.69)	(3.79)	(1.09)	(2.06)	(5.43) D	(2.53)
Net asset value, end of period	$45.29	$39.80	$41.71	$38.11	$39.77	$44.55
Total Return E,F	15.70%	4.50%	12.46%	1.16%	1.26%	65.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.50% I	.60%	.73%	.75%	.70%	.67%
Expenses net of fee waivers, if any	.50 % I	.59%	.72%	.75%	.70%	.67%
Expenses net of all reductions, if any	.50% I	.59%	.72%	.75%	.70%	.66%
Net investment income (loss)	.56% I	.73%	.93%	1.28%	1.13%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$592,768	$553,805	$807,956	$1,013,456	$1,340,986	$1,962,077
Portfolio turnover rate J	32 % I,K	51% K	27% K	19% K	17% K	30% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.59	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.10	.12
Net realized and unrealized gain (loss)	6.03	(2.38) D
Total from investment operations	6.13	(2.26)
Distributions from net investment income	(.05)	(.33)
Distributions from net realized gain	(.64)	(1.33)
Total distributions	(.69)	(1.66)
Net asset value, end of period	$45.03	$39.59
Total Return E,F	15.64%	(5.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.67% I
Expenses net of fee waivers, if any	.60 % I	.67% I
Expenses net of all reductions, if any	.59% I	.67% I
Net investment income (loss)	.47% I	.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,680	$296
Portfolio turnover rate J	32 % I,K	51% K

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.58	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.12	.13
Net realized and unrealized gain (loss)	6.03	(2.36) D
Total from investment operations	6.15	(2.23)
Distributions from net investment income	(.06)	(.38)
Distributions from net realized gain	(.64)	(1.33)
Total distributions	(.70)	(1.70) E
Net asset value, end of period	$45.03	$39.58
Total Return F,G	15.70%	(5.39)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J	.56% J
Expenses net of fee waivers, if any	.50 % J	.56% J
Expenses net of all reductions, if any	.50% J	.56% J
Net investment income (loss)	.57% J	.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$47,699	$15,888
Portfolio turnover rate K	32 % J,L	51% L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Mid-Cap Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$36,566

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,418,853,255
Gross unrealized depreciation	(326,152,966)
Net unrealized appreciation (depreciation)	$2,092,700,289
Tax cost	$5,601,758,049

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	1,156,708,047	1,298,962,513

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	159,904	-	1,887,850	1,887,850	6,829,495

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	35,197,354	673,735,591	1,542,618,986
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Mid-Cap Stock	.64
Class K	.55
Class I	.68
Class Z	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Mid-Cap Stock	.61
Class K	.54
Class I	.63
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Mid-Cap Stock Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid-Cap Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.04)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,511	511
Class M	.25%	.25%	1,160	226
Class C	.75%	.25%	1,956	1,223
			5,627	1,960

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, no sales charge amounts were retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock Fund	31,607

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock Fund	81,565,591	115,907,478	(6,162,932)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mid-Cap Stock Fund	4,287
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock Fund	16,610	450	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid-Cap Stock Fund	25,168,585
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,114.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025A
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Class A	$24,262	$17,897
Class M	4,453	7,061
Class C	5,091	4,830
Mid-Cap Stock	103,989,880	582,431,461
Class K	9,107,670	63,990,167
Class I	5,378	3,937
Class Z	282,962	601,768
Total	$113,419,696	$647,057,121

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025A	Six months ended October 31, 2025	Year ended April 30, 2025A
Fidelity Mid-Cap Stock Fund
Class A
Shares sold	39,881	33,071	$1,739,699	$1,415,802
Reinvestment of distributions	591	421	24,262	17,896
Shares redeemed	(2,000)	(4,625)	(87,872)	(178,153)
Net increase (decrease)	38,472	28,867	$1,676,089	$1,255,545
Class M
Shares sold	10,474	6,930	$457,400	$292,570
Reinvestment of distributions	109	166	4,453	7,061
Shares redeemed	(3,311)	(472)	(145,543)	(17,133)
Net increase (decrease)	7,272	6,624	$316,310	$282,498
Class C
Shares sold	6,529	6,548	$285,136	$280,449
Reinvestment of distributions	119	113	4,845	4,830
Shares redeemed	(137)	-	(5,750)	-
Net increase (decrease)	6,511	6,661	$284,231	$285,279
Mid-Cap Stock
Shares sold	11,050,063	46,952,083	$485,927,242	$2,031,852,315
Reinvestment of distributions	2,299,419	13,064,357	94,874,026	530,969,302
Shares redeemed	(14,911,205)	(60,741,094)	(654,676,296)	(2,608,825,148)
Net increase (decrease)	(1,561,723)	(724,654)	$(73,875,028)	$(46,003,531)
Class K
Shares sold	804,573	2,044,009	$35,142,078	$87,250,786
Reinvestment of distributions	220,258	1,579,252	9,107,670	63,990,167
Shares redeemed	(1,852,394)	(9,078,006)	(80,106,226)	(392,079,692)
Net increase (decrease)	(827,563)	(5,454,745)	$(35,856,478)	$(240,838,739)
Class I
Shares sold	716,389	8,551	$31,887,746	$369,454
Reinvestment of distributions	131	92	5,378	3,937
Shares redeemed	(20,465)	(1,154)	(921,063)	(43,829)
Net increase (decrease)	696,055	7,489	$30,972,061	$329,562
Class Z
Shares sold	722,493	437,569	$31,724,718	$20,237,150
Reinvestment of distributions	5,991	12,692	246,271	540,055
Shares redeemed	(70,571)	(48,806)	(3,080,197)	(1,998,247)
Net increase (decrease)	657,913	401,455	$28,890,792	$18,778,958

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538556.128
MCS-SANN-1225
Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Stock K6 Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	39,026	161,124
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	4,958	1,271,552
CANADA - 2.1%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (b)	24,793	121,795
Imperial Oil Ltd (a)	18,501	1,636,340
MEG Energy Corp	8,800	186,221
		1,944,356
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	3,233	451,728
TOTAL CANADA		2,396,084
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	6,471	320,056
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	2,247	220,047
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	1,741	429,280
TOTAL FRANCE		649,327
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	3,296	856,993
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	13,009	90,479
JAPAN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Money Forward Inc (b)	500	14,599
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	100	39,111
NETHERLANDS - 0.8%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	10,547	282,891
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	107	87,580
Merus NV (b)	1,234	117,057
		204,637
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	221	234,090
BE Semiconductor Industries NV	1,257	213,855
		447,945
TOTAL NETHERLANDS		935,473
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	3,560	110,829
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	8,400	140,751
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,183	956,269
UNITED KINGDOM - 1.1%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR	2,025	186,482
Tobacco - 0.6%
British American Tobacco PLC ADR	12,769	653,645
TOTAL CONSUMER STAPLES		840,127

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	896	51,852
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	22,681	349,034
TOTAL UNITED KINGDOM		1,241,013
UNITED STATES - 85.1%
Communication Services - 9.3%
Entertainment - 0.3%
Walt Disney Co/The	3,565	401,490
Interactive Media & Services - 8.3%
Alphabet Inc Class A	12,387	3,483,101
Alphabet Inc Class C	10,505	2,960,519
Meta Platforms Inc Class A	4,893	3,172,377
		9,615,997
Media - 0.7%
Comcast Corp Class A	30,161	839,531
TOTAL COMMUNICATION SERVICES		10,857,018

Consumer Discretionary - 2.8%
Broadline Retail - 1.0%
Amazon.com Inc (b)	4,641	1,133,426
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings Inc	40	203,110
Chipotle Mexican Grill Inc (b)	1,400	44,365
Marriott International Inc/MD Class A1	727	189,442
Starbucks Corp	2,063	166,835
		603,752
Household Durables - 0.5%
Somnigroup International Inc	6,111	484,847
Whirlpool Corp (a)	1,613	115,539
		600,386
Specialty Retail - 0.7%
Home Depot Inc/The	95	36,061
Lowe's Cos Inc	2,772	660,096
Restoration Hardware Inc (b)	369	63,649
		759,806
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	92	15,689
NIKE Inc Class B	1,986	128,276
		143,965
TOTAL CONSUMER DISCRETIONARY		3,241,335

Consumer Staples - 3.2%
Beverages - 1.4%
Brown-Forman Corp Class B	8,191	223,041
Coca-Cola Co/The	9,231	636,016
Keurig Dr Pepper Inc	26,605	722,592
		1,581,649
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co (b)	1,503	145,400
Sprouts Farmers Market Inc (b)	400	31,584
Sysco Corp	2,567	190,677
Target Corp	3,546	328,785
US Foods Holding Corp (b)	1,921	139,503
		835,949
Food Products - 0.0%
Lamb Weston Holdings Inc	337	20,803
Household Products - 0.1%
Procter & Gamble Co/The	400	60,148
Personal Care Products - 0.6%
Estee Lauder Cos Inc/The Class A	2,502	241,918
Kenvue Inc	32,451	466,321
		708,239
Tobacco - 0.4%
Philip Morris International Inc	3,421	493,753
TOTAL CONSUMER STAPLES		3,700,541

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp	2,130	335,944
ConocoPhillips	4,955	440,301
Exxon Mobil Corp	35,411	4,049,602
Murphy Oil Corp	3,000	84,900
Shell PLC ADR	30,816	2,308,735
		7,219,482
Financials - 13.6%
Banks - 9.4%
Bank of America Corp	55,762	2,980,479
M&T Bank Corp	2,117	389,253
PNC Financial Services Group Inc/The	5,137	937,759
Truist Financial Corp	6,412	286,168
US Bancorp	5,606	261,687
Wells Fargo & Co (e)	68,747	5,978,927
		10,834,273
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	15,400	242,858
Charles Schwab Corp/The	1,851	174,957
KKR & Co Inc Class A	6,393	756,484
Moody's Corp	179	85,974
MSCI Inc	15	8,828
Northern Trust Corp	4,123	530,506
Raymond James Financial Inc	518	82,191
		1,881,798
Financial Services - 2.0%
Apollo Global Management Inc	1,662	206,603
Corpay Inc (b)	288	74,981
Global Payments Inc	541	42,067
Mastercard Inc Class A	609	336,162
PayPal Holdings Inc (b)	1,395	96,632
Visa Inc Class A	4,544	1,548,323
		2,304,768
Insurance - 0.6%
Arthur J Gallagher & Co	1,056	263,461
Brown & Brown Inc	4,928	392,959
Chubb Ltd	353	97,760
		754,180
TOTAL FINANCIALS		15,775,019

Health Care - 8.6%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	658	300,074
Exact Sciences Corp (b)	5,336	345,186
Gilead Sciences Inc	581	69,598
Vaxcyte Inc (b)	1,838	83,225
		798,083
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	1,207	149,209
Alcon AG (United States)	3,100	229,059
Baxter International Inc	14,000	258,580
Becton Dickinson & Co	586	104,724
Boston Scientific Corp (b)	10,258	1,033,186
Masimo Corp (b)	313	44,023
Solventum Corp (b)	742	51,228
		1,870,009
Health Care Providers & Services - 2.8%
Cardinal Health Inc	1,692	322,783
Cigna Group/The	2,271	555,055
Humana Inc	1,648	458,457
McKesson Corp	649	526,560
Molina Healthcare Inc (b)	100	15,305
UnitedHealth Group Inc	4,087	1,395,956
		3,274,116
Life Sciences Tools & Services - 1.0%
Bruker Corp	10,435	406,339
Danaher Corp	1,680	361,838
Thermo Fisher Scientific Inc	749	424,975
		1,193,152
Pharmaceuticals - 2.5%
Eli Lilly & Co	697	601,413
GSK PLC ADR	22,505	1,054,585
Haleon PLC ADR	68,656	636,441
Johnson & Johnson	2,103	397,194
Merck & Co Inc	2,046	175,915
		2,865,548
TOTAL HEALTH CARE		10,000,908

Industrials - 16.8%
Aerospace & Defense - 10.0%
Boeing Co (b)	22,651	4,553,304
GE Aerospace (e)	17,466	5,396,121
General Dynamics Corp	919	316,963
Howmet Aerospace Inc	630	129,749
Huntington Ingalls Industries Inc	1,157	372,577
RTX Corp	337	60,155
Spirit AeroSystems Holdings Inc Class A (b)	15,093	553,762
Textron Inc	800	64,648
		11,447,279
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	11,846	1,142,191
Building Products - 0.2%
A O Smith Corp	3,000	197,970
AAON Inc	500	49,195
		247,165
Commercial Services & Supplies - 0.0%
Veralto Corp	446	44,011
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	2,148	43,368
Electrical Equipment - 4.4%
Emerson Electric Co	400	55,828
GE Vernova Inc (e)	7,171	4,196,040
Hubbell Inc	374	175,780
Vertiv Holdings Co Class A (e)	2,704	521,493
		4,949,141
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	3,407	153,724
Machinery - 1.1%
Allison Transmission Holdings Inc	1,058	87,338
Cummins Inc	380	166,318
Deere & Co	299	138,027
Donaldson Co Inc	1,270	106,998
Nordson Corp	348	80,719
Otis Worldwide Corp	1,621	150,364
Stanley Black & Decker Inc	483	32,708
Westinghouse Air Brake Technologies Corp	2,572	525,820
		1,288,292
Trading Companies & Distributors - 0.0%
Watsco Inc	148	54,465
TOTAL INDUSTRIALS		19,369,636

Information Technology - 22.4%
IT Services - 0.0%
Gartner Inc (b)	155	38,493
Semiconductors & Semiconductor Equipment - 12.7%
Applied Materials Inc	1,195	278,555
Broadcom Inc	7,761	2,868,698
First Solar Inc (b)(e)	1,390	371,047
Lam Research Corp	2,388	376,014
Marvell Technology Inc	8,668	812,538
Micron Technology Inc	3,696	827,054
NVIDIA Corp (e)	44,256	8,961,397
Teradyne Inc	506	91,971
		14,587,274
Software - 7.2%
Adobe Inc (b)	1,317	448,188
Autodesk Inc (b)	925	278,740
Intuit Inc	271	180,906
Microsoft Corp	14,184	7,344,617
Synopsys Inc (b)	350	158,837
		8,411,288
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	10,741	2,904,044
TOTAL INFORMATION TECHNOLOGY		25,941,099

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc	456	110,621
Dow Inc	1,524	36,347
LyondellBasell Industries NV Class A1	487	22,607
Mosaic Co/The	13,712	376,394
Sherwin-Williams Co/The	57	19,662
		565,631
Construction Materials - 0.1%
James Hardie Industries PLC (b)	8,800	184,184
TOTAL MATERIALS		749,815

Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	1,048	59,872
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	13,500	104,085
Residential REITs - 0.1%
Sun Communities Inc	802	101,533
Specialized REITs - 0.4%
American Tower Corp	1,216	217,640
Crown Castle Inc	2,220	200,288
Equinix Inc	28	23,688
		441,616
TOTAL REAL ESTATE		707,106

Utilities - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp	298	37,041
Edison International	1,165	64,518
Entergy Corp	966	92,823
PG&E Corp	2,328	37,155
Southern Co/The	7,674	721,663
		953,200
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	575	108,273
Multi-Utilities - 0.1%
Sempra	1,048	96,353
TOTAL UTILITIES		1,157,826

TOTAL UNITED STATES		98,719,785
ZAMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
First Quantum Minerals Ltd (b)	69,874	1,450,737
TOTAL COMMON STOCKS (Cost $73,656,454)		109,354,182

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A (Cost $113,040)	450	140,202

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	6,308,598	6,309,860
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	1,024,048	1,024,150
TOTAL MONEY MARKET FUNDS (Cost $7,334,010)			7,334,010

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $81,103,504)	116,828,394
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(640,725)
NET ASSETS - 100.0%	116,187,669

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
First Solar Inc	Chicago Board Options Exchange	3	80,082	240.00	11/21/2025	(9,383)
First Solar Inc	Chicago Board Options Exchange	6	160,164	250.00	11/21/2025	(14,250)
GE Aerospace	Chicago Board Options Exchange	3	92,685	340.00	12/19/2025	(1,125)
GE Aerospace	Chicago Board Options Exchange	8	247,160	320.00	11/21/2025	(3,740)
GE Aerospace	Chicago Board Options Exchange	5	154,475	300.00	11/21/2025	(7,513)
GE Vernova Inc	Chicago Board Options Exchange	3	175,542	800.00	1/16/2026	(1,545)
NVIDIA Corp	Chicago Board Options Exchange	21	425,229	220.00	12/19/2025	(14,648)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	1	19,286	200.00	12/19/2025	(1,428)
Wells Fargo & Co	Chicago Board Options Exchange	32	278,304	95.00	11/21/2025	(560)
Wells Fargo & Co	Chicago Board Options Exchange	3	26,091	92.50	11/21/2025	(122)

						(54,314)
TOTAL WRITTEN OPTIONS						(54,314)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $110,829 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,829 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,659,018.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	640,120	23,919,545	18,249,844	105,354	39	-	6,309,860	6,308,598	0.0%
Fidelity Securities Lending Cash Central Fund	93,425	4,626,983	3,696,258	1,400	-	-	1,024,150	1,024,048	0.0%
Total	733,545	28,546,528	21,946,102	106,754	39	-	7,334,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,250,738	10,857,018	393,720	-
Consumer Discretionary	3,241,335	3,241,335	-	-
Consumer Staples	4,851,194	4,851,194	-	-
Energy	9,324,962	9,324,962	-	-
Financials	15,826,871	15,775,019	51,852	-
Health Care	11,797,153	11,797,153	-	-
Industrials	20,740,429	19,821,364	919,065	-
Information Technology	28,256,016	28,256,016	-	-
Materials	2,200,552	2,200,552	-	-
Real Estate	707,106	707,106	-	-
Utilities	1,157,826	1,157,826	-	-

Convertible Preferred Stocks
Health Care	140,202	-	140,202	-

Money Market Funds	7,334,010	7,334,010	-	-
Total Investments in Securities:	116,828,394	115,323,555	1,504,839	-
Derivative Instruments:

Liabilities
Written Options	(54,314)	(54,314)	-	-
Total Liabilities	(54,314)	(54,314)	-	-
Total Derivative Instruments:	(54,314)	(54,314)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(54,314)
Total Equity Risk	-	(54,314)
Total Value of Derivatives	-	(54,314)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $950,212) - See accompanying schedule:
Unaffiliated issuers (cost $73,769,494)	$109,494,384
Fidelity Central Funds (cost $7,334,010)	7,334,010

Total Investment in Securities (cost $81,103,504)		$116,828,394
Cash		14,861
Receivable for investments sold		24,747
Receivable for fund shares sold		500,130
Dividends receivable		35,432
Distributions receivable from Fidelity Central Funds		25,033
Total assets		117,428,597
Liabilities
Payable to custodian bank	$4
Payable for investments purchased	114,742
Payable for fund shares redeemed	5,500
Accrued management fee	42,218
Written options, at value (premium received $45,023)	54,314
Collateral on securities loaned	1,024,150
Total liabilities		1,240,928
Net Assets		$116,187,669
Net Assets consist of:
Paid in capital		$78,946,153
Total accumulated earnings (loss)		37,241,516
Net Assets		$116,187,669
Net Asset Value, offering price and redemption price per share ($116,187,669 ÷ 6,303,293 shares)		$18.43
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$513,484
Interest		2,752
Income from Fidelity Central Funds (including $1,400 from security lending)		106,754
Total income		622,990
Expenses
Management fee	$190,307
Independent trustees' fees and expenses	128
Total expenses before reductions	190,435
Expense reductions	(131)
Total expenses after reductions		190,304
Net Investment income (loss)		432,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,478,740
Affiliated issuers	39
Foreign currency transactions	(1,703)
Written options	(78,871)
Total net realized gain (loss)		1,398,205
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,005,892
Assets and liabilities in foreign currencies	(9)
Written options	(922)
Total change in net unrealized appreciation (depreciation)		16,004,961
Net gain (loss)		17,403,166
Net increase (decrease) in net assets resulting from operations		$17,835,852
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$432,686	$684,120
Net realized gain (loss)	1,398,205	2,889,338
Change in net unrealized appreciation (depreciation)	16,004,961	2,784,917
Net increase (decrease) in net assets resulting from operations	17,835,852	6,358,375
Distributions to shareholders	(2,170,519)	(2,787,627)

Share transactions
Proceeds from sales of shares	51,553,056	24,535,119
Reinvestment of distributions	2,170,519	2,787,627
Cost of shares redeemed	(9,183,539)	(24,642,065)

Net increase (decrease) in net assets resulting from share transactions	44,540,036	2,680,681
Total increase (decrease) in net assets	60,205,369	6,251,429

Net Assets
Beginning of period	55,982,300	49,730,871
End of period	$116,187,669	$55,982,300

Other Information
Shares
Sold	2,976,701	1,619,018
Issued in reinvestment of distributions	135,404	186,863
Redeemed	(537,615)	(1,616,869)
Net increase (decrease)	2,574,490	189,012

Financial Highlights
Fidelity® Large Cap Stock K6 Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.01	$14.05	$11.63	$14.34	$15.41	$10.37
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.18	.19	.30 C	.22
Net realized and unrealized gain (loss)	3.87	1.51	2.63	.92	(.36)	5.27
Total from investment operations	3.96	1.68	2.81	1.11	(.06)	5.49
Distributions from net investment income	(.05)	(.19)	(.16)	(.28)	(.30)	(.25)
Distributions from net realized gain	(.49)	(.53)	(.23)	(3.54)	(.71)	(.20)
Total distributions	(.54)	(.72)	(.39)	(3.82)	(1.01)	(.45)
Net asset value, end of period	$18.43	$15.01	$14.05	$11.63	$14.34	$15.41
Total Return D,E	26.88%	12.05%	24.71%	11.14%	(.72)%	54.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.02% H	1.14%	1.47%	1.65%	1.95% C	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$116,188	$55,982	$49,731	$33,486	$45,095	$72,208
Portfolio turnover rate I	14 % H,J	22%	14%	27% J	18% J	19% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,262,751
Gross unrealized depreciation	(2,863,339)
Net unrealized appreciation (depreciation)	$35,399,412
Tax cost	$81,419,691

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	40,231,730	5,523,026

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Large Cap Stock K6 Fund	137,491	2,291,981
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Large Cap Stock K6 Fund	400

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock K6 Fund	1,897,467	221,101	52,688
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock K6 Fund	147	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $131.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9883970.108
LCSK6-SANN-1225
Fidelity® Large Cap Stock Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Stock Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,785,728	7,372,616
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	280,092	71,833,690
CANADA - 2.2%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Athabasca Oil Corp (b)	2,172,007	10,669,942
Imperial Oil Ltd (a)	1,063,565	94,068,118
MEG Energy Corp	718,515	15,204,824
		119,942,884
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	186,200	26,016,622
TOTAL CANADA		145,959,506
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	362,910	17,949,529
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	122,950	12,040,388
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	97,234	23,975,101
TOTAL FRANCE		36,015,489
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE ADR	191,081	49,682,971
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	810,191	5,634,951
JAPAN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Money Forward Inc (b)	36,300	1,059,957
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	5,650	2,209,780
NETHERLANDS - 0.8%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	581,578	15,599,075
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	5,388	4,410,078
Merus NV (b)	75,766	7,187,163
		11,597,241
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	13,094	13,869,558
BE Semiconductor Industries NV	84,965	14,455,192
		28,324,750
TOTAL NETHERLANDS		55,521,066
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	239,045	7,441,888
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	426,900	7,153,164
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	159,017	47,773,477
UNITED KINGDOM - 1.1%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR (a)	126,902	11,686,405
Tobacco - 0.6%
British American Tobacco PLC ADR	718,231	36,766,245
TOTAL CONSUMER STAPLES		48,452,650

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	46,879	2,712,917
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,477,661	22,739,444
TOTAL UNITED KINGDOM		73,905,011
UNITED STATES - 87.0%
Communication Services - 9.5%
Entertainment - 0.4%
Walt Disney Co/The	210,631	23,721,263
Interactive Media & Services - 8.3%
Alphabet Inc Class A	696,775	195,926,163
Alphabet Inc Class C	597,076	168,267,958
Meta Platforms Inc Class A	276,106	179,013,325
		543,207,446
Media - 0.8%
Comcast Corp Class A	1,850,772	51,516,239
TOTAL COMMUNICATION SERVICES		618,444,948

Consumer Discretionary - 2.8%
Broadline Retail - 1.1%
Amazon.com Inc (b)	263,186	64,275,285
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings Inc	2,148	10,906,986
Chipotle Mexican Grill Inc (b)	78,000	2,471,819
Marriott International Inc/MD Class A1	41,410	10,790,618
Starbucks Corp	127,726	10,329,202
		34,498,625
Household Durables - 0.5%
Somnigroup International Inc	369,971	29,353,499
Whirlpool Corp (a)	90,947	6,514,534
		35,868,033
Specialty Retail - 0.6%
Home Depot Inc/The	3,100	1,176,729
Lowe's Cos Inc	152,447	36,302,204
Restoration Hardware Inc (b)	21,991	3,793,228
		41,272,161
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	5,198	886,466
NIKE Inc Class B	121,856	7,870,679
		8,757,145
TOTAL CONSUMER DISCRETIONARY		184,671,249

Consumer Staples - 3.2%
Beverages - 1.4%
Brown-Forman Corp Class B (a)	467,161	12,720,794
Coca-Cola Co/The	502,438	34,617,978
Keurig Dr Pepper Inc	1,515,069	41,149,275
		88,488,047
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co (b)	88,372	8,549,107
Sprouts Farmers Market Inc (b)	18,700	1,476,552
Sysco Corp	133,506	9,916,826
Target Corp	206,113	19,110,797
US Foods Holding Corp (b)	109,016	7,916,742
		46,970,024
Food Products - 0.0%
Lamb Weston Holdings Inc	21,840	1,348,183
Household Products - 0.0%
Procter & Gamble Co/The	7,600	1,142,812
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	167,525	16,197,992
Kenvue Inc	1,923,613	27,642,319
		43,840,311
Tobacco - 0.4%
Philip Morris International Inc	185,239	26,735,545
TOTAL CONSUMER STAPLES		208,524,922

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp	123,600	19,494,192
ConocoPhillips	228,900	20,340,054
Exxon Mobil Corp	2,008,989	229,747,982
Murphy Oil Corp	164,100	4,644,030
Shell PLC ADR	1,740,823	130,422,459
		404,648,717
Financials - 14.5%
Banks - 10.2%
Bank of America Corp	3,324,315	177,684,637
M&T Bank Corp	127,029	23,356,822
PNC Financial Services Group Inc/The	281,889	51,458,837
Truist Financial Corp	389,213	17,370,576
US Bancorp	285,360	13,320,605
Wells Fargo & Co (e)	4,380,098	380,937,123
		664,128,600
Capital Markets - 1.7%
Blue Owl Capital Inc Class A	879,600	13,871,292
Charles Schwab Corp/The	114,547	10,826,982
KKR & Co Inc Class A	359,832	42,578,921
Moody's Corp	9,996	4,801,079
MSCI Inc	900	529,695
Northern Trust Corp	243,804	31,370,261
Raymond James Financial Inc	29,920	4,747,406
		108,725,636
Financial Services - 2.0%
Acacia Research Corp (b)(f)	24,000	83,280
Apollo Global Management Inc	90,488	11,248,563
Corpay Inc (b)	17,192	4,475,937
Global Payments Inc	36,434	2,833,108
Mastercard Inc Class A	32,698	18,048,969
PayPal Holdings Inc (b)	87,105	6,033,763
Visa Inc Class A	258,832	88,194,416
		130,918,036
Insurance - 0.6%
Arthur J Gallagher & Co	56,384	14,067,244
Brown & Brown Inc	283,500	22,606,291
Chubb Ltd	18,992	5,259,644
		41,933,179
TOTAL FINANCIALS		945,705,451

Health Care - 8.7%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	38,529	17,570,765
Exact Sciences Corp (b)	332,364	21,500,628
Gilead Sciences Inc	35,084	4,202,712
Vaxcyte Inc (b)	93,443	4,231,099
		47,505,204
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	88,828	10,980,917
Alcon AG (United States)	157,800	11,659,842
Baxter International Inc	840,000	15,514,800
Becton Dickinson & Co	33,369	5,963,374
Boston Scientific Corp (b)	596,363	60,065,681
Masimo Corp (b)	27,987	3,936,372
Solventum Corp (b)	45,264	3,125,027
		111,246,013
Health Care Providers & Services - 2.9%
Cardinal Health Inc	84,493	16,118,730
Cigna Group/The	132,913	32,485,266
Humana Inc	97,822	27,213,102
McKesson Corp	35,321	28,657,340
Molina Healthcare Inc (b)	8,100	1,239,786
UnitedHealth Group Inc	237,348	81,068,583
		186,782,807
Life Sciences Tools & Services - 1.0%
Bruker Corp (a)	580,062	22,587,614
Danaher Corp	92,997	20,029,694
Thermo Fisher Scientific Inc	42,394	24,053,932
		66,671,240
Pharmaceuticals - 2.4%
Eli Lilly & Co	28,680	24,746,825
GSK PLC ADR	1,311,029	61,434,819
Haleon PLC ADR	4,054,487	37,585,094
Johnson & Johnson	123,917	23,404,204
Merck & Co Inc	127,943	11,000,539
		158,171,481
TOTAL HEALTH CARE		570,376,745

Industrials - 16.8%
Aerospace & Defense - 10.1%
Boeing Co (b)	1,266,036	254,498,557
GE Aerospace (e)	1,000,004	308,951,236
General Dynamics Corp	53,271	18,373,168
Howmet Aerospace Inc	35,284	7,266,740
Huntington Ingalls Industries Inc	69,388	22,344,324
RTX Corp	21,191	3,782,594
Spirit AeroSystems Holdings Inc Class A (b)	937,191	34,385,538
Textron Inc	40,800	3,297,047
		652,899,204
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	680,562	65,619,788
Building Products - 0.2%
A O Smith Corp	144,800	9,555,352
AAON Inc	13,937	1,371,261
		10,926,613
Commercial Services & Supplies - 0.0%
Veralto Corp	21,135	2,085,602
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	122,545	2,474,184
Electrical Equipment - 4.3%
Emerson Electric Co	26,500	3,698,605
GE Vernova Inc (e)	401,480	234,922,007
Hubbell Inc	22,031	10,354,570
Vertiv Holdings Co Class A	156,621	30,205,926
		279,181,108
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	200,401	9,042,093
Machinery - 1.1%
Allison Transmission Holdings Inc	70,369	5,808,961
Cummins Inc	21,733	9,512,099
Deere & Co	17,092	7,890,180
Donaldson Co Inc	75,466	6,358,011
Nordson Corp	28,187	6,537,975
Otis Worldwide Corp	80,133	7,433,137
Stanley Black & Decker Inc	28,604	1,937,062
Westinghouse Air Brake Technologies Corp	113,606	23,225,611
		68,703,036
Trading Companies & Distributors - 0.0%
Watsco Inc	7,897	2,906,175
TOTAL INDUSTRIALS		1,093,837,803

Information Technology - 23.0%
IT Services - 0.0%
Gartner Inc (b)	8,900	2,210,225
Semiconductors & Semiconductor Equipment - 13.1%
Applied Materials Inc	67,715	15,784,367
Broadcom Inc	464,993	171,875,363
First Solar Inc (b)(e)	80,962	21,611,996
Lam Research Corp	130,602	20,564,591
Marvell Technology Inc	512,263	48,019,534
Micron Technology Inc	219,698	49,161,821
NVIDIA Corp (e)	2,552,767	516,909,790
Teradyne Inc	39,382	7,158,072
		851,085,534
Software - 7.3%
Adobe Inc (b)	77,209	26,274,995
Autodesk Inc (b)	55,496	16,723,165
Intuit Inc	13,789	9,204,847
Microsoft Corp	799,841	414,165,668
Synopsys Inc (b)	20,800	9,439,456
		475,808,131
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	627,653	169,698,542
TOTAL INFORMATION TECHNOLOGY		1,498,802,432

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc	31,585	7,662,205
Dow Inc	79,800	1,903,230
LyondellBasell Industries NV Class A1	24,400	1,132,648
Mosaic Co/The	770,335	21,145,696
Sherwin-Williams Co/The	1,498	516,720
		32,360,499
Construction Materials - 0.1%
James Hardie Industries PLC (b)	413,700	8,658,740
TOTAL MATERIALS		41,019,239

Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	62,072	3,546,172
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	755,794	5,827,172
Residential REITs - 0.1%
Sun Communities Inc	48,778	6,175,295
Specialized REITs - 0.4%
American Tower Corp	75,513	13,515,317
Crown Castle Inc	126,929	11,451,534
Equinix Inc	1,120	947,531
		25,914,382
TOTAL REAL ESTATE		41,463,021

Utilities - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp	28,287	3,516,074
Edison International	68,680	3,803,498
Entergy Corp	52,806	5,074,129
PG&E Corp	128,842	2,056,318
Southern Co/The	455,383	42,824,218
		57,274,237
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	38,782	7,302,651
Multi-Utilities - 0.1%
Sempra	64,178	5,900,525
TOTAL UTILITIES		70,477,413

TOTAL UNITED STATES		5,677,971,940
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (b)	3,984,802	82,733,189
TOTAL COMMON STOCKS (Cost $3,465,150,415)		6,290,218,224

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A (Cost $5,872,794)	23,300	7,259,348

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	240,695,055	240,743,195
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	27,103,744	27,106,454
TOTAL MONEY MARKET FUNDS (Cost $267,849,649)			267,849,649

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,738,872,858)	6,565,327,221
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(30,506,052)
NET ASSETS - 100.0%	6,534,821,169

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
First Solar Inc	Chicago Board Options Exchange	201	5,365,494	240.00	11/21/2025	(628,628)
First Solar Inc	Chicago Board Options Exchange	403	10,757,682	250.00	11/21/2025	(957,125)
GE Aerospace	Chicago Board Options Exchange	181	5,591,995	340.00	12/19/2025	(67,875)
GE Aerospace	Chicago Board Options Exchange	507	15,663,765	320.00	11/21/2025	(237,023)
GE Aerospace	Chicago Board Options Exchange	404	12,481,580	300.00	11/21/2025	(607,010)
GE Vernova Inc	Chicago Board Options Exchange	193	11,293,202	800.00	1/16/2026	(99,395)
NVIDIA Corp	Chicago Board Options Exchange	1,269	25,695,981	220.00	12/19/2025	(885,128)
Wells Fargo & Co	Chicago Board Options Exchange	2,182	18,976,854	95.00	11/21/2025	(38,185)
Wells Fargo & Co	Chicago Board Options Exchange	225	1,956,825	92.50	11/21/2025	(9,113)

						(3,529,482)
TOTAL WRITTEN OPTIONS						(3,529,482)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,441,888 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,441,888 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $107,783,378.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,280 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/2012	881,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,200,825	468,149,757	290,607,291	4,001,599	(96)	-	240,743,195	240,695,055	0.4%
Fidelity Securities Lending Cash Central Fund	23,322,787	310,273,708	306,490,041	59,584	-	-	27,106,454	27,103,744	0.1%
Total	86,523,612	778,423,465	597,097,332	4,061,183	(96)	-	267,849,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	641,485,911	618,444,948	23,040,963	-
Consumer Discretionary	184,671,249	184,671,249	-	-
Consumer Staples	274,652,911	274,652,911	-	-
Energy	531,964,217	531,964,217	-	-
Financials	948,418,368	945,705,451	2,712,917	-
Health Care	671,757,205	671,757,205	-	-
Industrials	1,173,722,134	1,119,854,425	53,867,709	-
Information Technology	1,627,853,367	1,627,853,367	-	-
Materials	123,752,428	123,752,428	-	-
Real Estate	41,463,021	41,463,021	-	-
Utilities	70,477,413	70,477,413	-	-

Convertible Preferred Stocks
Health Care	7,259,348	-	7,259,348	-

Money Market Funds	267,849,649	267,849,649	-	-
Total Investments in Securities:	6,565,327,221	6,478,446,284	86,880,937	-
Derivative Instruments:

Liabilities
Written Options	(3,529,482)	(3,529,482)	-	-
Total Liabilities	(3,529,482)	(3,529,482)	-	-
Total Derivative Instruments:	(3,529,482)	(3,529,482)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(3,529,482)
Total Equity Risk	-	(3,529,482)
Total Value of Derivatives	-	(3,529,482)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,230,822) - See accompanying schedule:
Unaffiliated issuers (cost $3,471,023,209)	$6,297,477,572
Fidelity Central Funds (cost $267,849,649)	267,849,649

Total Investment in Securities (cost $3,738,872,858)		$6,565,327,221
Foreign currency held at value (cost $149,416)		149,376
Receivable for investments sold		3,777,024
Receivable for fund shares sold		4,503,148
Dividends receivable		2,905,638
Distributions receivable from Fidelity Central Funds		995,603
Prepaid expenses		6,275
Total assets		6,577,664,285
Liabilities
Payable for investments purchased	$5,146,209
Payable for fund shares redeemed	3,068,680
Accrued management fee	3,947,035
Written options, at value (premium received $2,846,834)	3,529,482
Other payables and accrued expenses	45,256
Collateral on securities loaned	27,106,454
Total liabilities		42,843,116
Net Assets		$6,534,821,169
Net Assets consist of:
Paid in capital		$3,434,837,760
Total accumulated earnings (loss)		3,099,983,409
Net Assets		$6,534,821,169
Net Asset Value, offering price and redemption price per share ($6,534,821,169 ÷ 99,305,784 shares)		$65.81
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$38,400,194
Interest		135,039
Income from Fidelity Central Funds (including $59,584 from security lending)		4,061,183
Total income		42,596,416
Expenses
Management fee
Basic fee	$17,929,773
Performance adjustment	3,936,812
Custodian fees and expenses	33,019
Independent trustees' fees and expenses	9,906
Registration fees	90,825
Audit fees	37,706
Legal	3,658
Miscellaneous	10,484
Total expenses before reductions	22,052,183
Expense reductions	(2,107)
Total expenses after reductions		22,050,076
Net Investment income (loss)		20,546,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	264,709,118
Redemptions in-kind	1,427,807
Fidelity Central Funds	(96)
Foreign currency transactions	(33,618)
Written options	(5,939,940)
Total net realized gain (loss)		260,163,271
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,060,687,697
Assets and liabilities in foreign currencies	(3,631)
Written options	122,814
Total change in net unrealized appreciation (depreciation)		1,060,806,880
Net gain (loss)		1,320,970,151
Net increase (decrease) in net assets resulting from operations		$1,341,516,491
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,546,340	$41,886,358
Net realized gain (loss)	260,163,271	192,840,421
Change in net unrealized appreciation (depreciation)	1,060,806,880	276,355,816
Net increase (decrease) in net assets resulting from operations	1,341,516,491	511,082,595
Distributions to shareholders	(129,144,541)	(208,537,305)

Share transactions
Proceeds from sales of shares	707,787,849	1,450,948,276
Reinvestment of distributions	86,714,993	140,096,428
Cost of shares redeemed	(428,089,631)	(1,127,401,138)

Net increase (decrease) in net assets resulting from share transactions	366,413,211	463,643,566
Total increase (decrease) in net assets	1,578,785,161	766,188,856

Net Assets
Beginning of period	4,956,036,008	4,189,847,152
End of period	$6,534,821,169	$4,956,036,008

Other Information
Shares
Sold	11,453,472	27,432,962
Issued in reinvestment of distributions	1,518,651	2,672,664
Redeemed	(7,037,567)	(21,560,247)
Net increase (decrease)	5,934,556	8,545,379

Financial Highlights
Fidelity® Large Cap Stock Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.08	$49.39	$40.97	$39.00	$41.09	$27.80
Income from Investment Operations
Net investment income (loss) A,B	.21	.45	.46	.49	.75 C	.57
Net realized and unrealized gain (loss)	13.90	5.56	9.24	2.64	(.86)	14.10
Total from investment operations	14.11	6.01	9.70	3.13	(.11)	14.67
Distributions from net investment income	(.13)	(.46)	(.48)	(.48)	(.77)	(.65)
Distributions from net realized gain	(1.25)	(1.86)	(.79)	(.68)	(1.21)	(.73)
Total distributions	(1.38)	(2.32)	(1.28) D	(1.16)	(1.98)	(1.38)
Net asset value, end of period	$65.81	$53.08	$49.39	$40.97	$39.00	$41.09
Total Return E,F	26.98%	12.28%	24.07%	8.33%	(.46)%	54.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.84%	.76%	.54%	.48%
Expenses net of fee waivers, if any	.75 % I	.75%	.83%	.76%	.53%	.48%
Expenses net of all reductions, if any	.75% I	.75%	.83%	.76%	.53%	.48%
Net investment income (loss)	.70% I	.85%	1.04%	1.29%	1.80% C	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$6,534,821	$4,956,036	$4,189,847	$3,025,247	$2,869,284	$2,969,140
Portfolio turnover rate J	20 % I,K	17%	17%	8% K	15% K	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,978,486,585
Gross unrealized depreciation	(156,464,857)
Net unrealized appreciation (depreciation)	$2,822,021,728
Tax cost	$3,742,622,845

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	686,059,778	555,633,579

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Stock Fund	38,940	-	1,427,807	1,427,807	2,291,981
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Large Cap Stock Fund	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Large Cap Stock Fund	.61

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Large Cap Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .13%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Large Cap Stock Fund	8,315

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock Fund	58,075,802	20,614,088	9,837,800
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Large Cap Stock Fund	3,314
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock Fund	6,290	1,371	3,015,623

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Stock Fund	1,856,401
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,107.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization.
The Board of Trustees of Fidelity Advisor Large Cap Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Large Cap Fund and the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on November 13, 2025. The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Large Cap Fund in exchange for corresponding shares of the Fund equal in value to the net assets of the Fund on the day the reorganization was effective.

The Fund's shareholders approved the reorganization that became effective on November 21, 2025. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.465347.128
LCS-SANN-1225
Fidelity® Founders Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Founders Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	188	309,487
BRAZIL - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (c)	764	1,778,027
CANADA - 8.5%
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Dollarama Inc	33,793	4,392,572
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tourmaline Oil Corp	55,609	2,445,916
Industrials - 0.7%
Professional Services - 0.7%
Thomson Reuters Corp	11,629	1,781,308
Information Technology - 1.6%
IT Services - 1.6%
Shopify Inc Class A (United States) (c)	20,334	3,535,269
Materials - 3.1%
Metals & Mining - 3.1%
Alamos Gold Inc Class A	101,078	3,116,190
Franco-Nevada Corp	19,683	3,676,696
		6,792,886
TOTAL CANADA		18,947,951
CHINA - 1.2%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	22,760	1,848,744
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Trip.com Group Ltd ADR	12,906	911,809
TOTAL CHINA		2,760,553
FRANCE - 1.7%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	755	1,870,169
Industrials - 0.8%
Aerospace & Defense - 0.8%
Dassault Aviation SA	5,700	1,831,745
TOTAL FRANCE		3,701,914
JAPAN - 0.9%
Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Japan Elevator Service Holdings Co Ltd	160,749	1,895,797
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc GDR (Germany) (d)	2,216	868,453
NETHERLANDS - 0.7%
Information Technology - 0.7%
Software - 0.7%
Topicus.com Inc (c)	16,034	1,577,621
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,765	5,036,709
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (a)	44,800	137,718
UNITED STATES - 82.3%
Communication Services - 15.6%
Entertainment - 4.7%
Netflix Inc (c)	3,569	3,993,211
ROBLOX Corp Class A (c)	36,751	4,179,324
Spotify Technology SA (c)	3,513	2,302,139
		10,474,674
Interactive Media & Services - 10.9%
Alphabet Inc Class C	58,206	16,403,615
Meta Platforms Inc Class A	9,484	6,148,951
Reddit Inc Class A (c)	8,201	1,713,599
		24,266,165
TOTAL COMMUNICATION SERVICES		34,740,839

Consumer Discretionary - 9.5%
Automobiles - 1.8%
Tesla Inc (c)	8,908	4,067,036
Broadline Retail - 5.4%
Amazon.com Inc (c)	48,564	11,860,300
Hotels, Restaurants & Leisure - 2.3%
Marriott International Inc/MD Class A1	19,685	5,129,517
Monarch Casino & Resort Inc	1	90
		5,129,607
Household Durables - 0.0%
Garmin Ltd	1	214
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp Class A	16	5,115
TOTAL CONSUMER DISCRETIONARY		21,062,272

Consumer Staples - 3.8%
Beverages - 3.8%
Coca-Cola Consolidated Inc	19,778	2,578,656
Monster Beverage Corp (c)	88,840	5,937,177
		8,515,833
Financials - 19.6%
Banks - 1.5%
First Citizens BancShares Inc/NC Class A	1,826	3,332,121
Capital Markets - 10.5%
Blackrock Inc	3,736	4,045,378
Charles Schwab Corp/The	31,623	2,989,006
Coinbase Global Inc Class A (c)	7,133	2,452,183
Interactive Brokers Group Inc Class A	91,311	6,424,642
Intercontinental Exchange Inc	34,616	5,063,975
MSCI Inc	4,099	2,412,466
		23,387,650
Consumer Finance - 1.3%
Capital One Financial Corp	12,966	2,852,390
Financial Services - 2.6%
Apollo Global Management Inc	13,145	1,634,055
Berkshire Hathaway Inc Class B (c)	8,660	4,135,496
		5,769,551
Insurance - 3.7%
Arthur J Gallagher & Co	6,447	1,608,462
Fidelity National Financial Inc/US	42,420	2,343,282
Kinsale Capital Group Inc	5,277	2,108,003
W R Berkley Corp	31,122	2,220,243
		8,279,990
TOTAL FINANCIALS		43,621,702

Health Care - 0.0%
Biotechnology - 0.0%
Blueprint Medicines Corp rights (a)(c)	1,000	0
Health Care Technology - 0.0%
Doximity Inc Class A (c)	26	1,716
TOTAL HEALTH CARE		1,716

Industrials - 8.6%
Aerospace & Defense - 5.1%
GE Aerospace	15,711	4,853,914
HEICO Corp Class A	14,934	3,699,600
TransDigm Group Inc	2,095	2,741,328
		11,294,842
Commercial Services & Supplies - 3.0%
Cintas Corp	13,348	2,446,288
Copart Inc (c)	51,594	2,219,058
Rollins Inc	33,192	1,912,191
Waste Connections Inc (United States)	1	168
		6,577,705
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	8,684	1,219,407
TOTAL INDUSTRIALS		19,091,954

Information Technology - 22.8%
Communications Equipment - 1.7%
Arista Networks Inc	24,323	3,835,494
IT Services - 1.0%
Cloudflare Inc Class A (c)	8,504	2,154,064
CoreWeave Inc Class A (c)	202	27,009
		2,181,073
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices Inc	10	2,341
NVIDIA Corp	82,443	16,693,883
		16,696,224
Software - 11.4%
Applied Intuition Inc Class A (a)(b)(c)	270	36,261
Microsoft Corp	29,722	15,390,349
Oracle Corp	11,221	2,946,747
Palantir Technologies Inc Class A (c)	22,533	4,517,191
Synopsys Inc (c)	5,595	2,539,123
Zoom Communications Inc Class A (c)	19	1,657
Zscaler Inc (c)	6	1,987
		25,433,315
Technology Hardware, Storage & Peripherals - 1.2%
Dell Technologies Inc Class C	16,114	2,610,629
TOTAL INFORMATION TECHNOLOGY		50,756,735

Materials - 1.3%
Metals & Mining - 1.3%
MP Materials Corp (c)	29	1,830
Steel Dynamics Inc	17,990	2,820,832
		2,822,662
Real Estate - 1.1%
Specialized REITs - 1.1%
Public Storage Operating Co	8,486	2,363,860
TOTAL UNITED STATES		182,977,573
TOTAL COMMON STOCKS (Cost $156,750,359)		219,991,803

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(b)(c)	17	27,985
Canva Australia Holdings Pty Ltd Series A2 (a)(b)(c)	3	4,938

TOTAL AUSTRALIA		32,923
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	638	164,987
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	2,484	6,905
Yanka Industries Inc Series F (a)(b)(c)	12,743	56,961
		63,866
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)(c)	352	47,274
Applied Intuition Inc Series B2 (a)(b)(c)	171	22,965
Evozyne Inc Series A (a)(b)(c)	1,000	16,530
MOLOCO Inc Series A (a)(b)(c)	3,703	276,022
		362,791
TOTAL UNITED STATES		426,657
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $803,322)		624,567

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,778,290)	4.18	1,777,934	1,778,290

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $159,331,971)	222,394,660
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(114,928)
NET ASSETS - 100.0%	222,279,732

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $970,315 or 0.4% of net assets.

(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,453 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/2/2024	16,118

Applied Intuition Inc Series A2	7/2/2024	21,013

Applied Intuition Inc Series B2	7/2/2024	10,207

Bytedance Ltd Series E1	11/18/2020	69,908

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 5/3/2024	200,532

Canva Australia Holdings Pty Ltd Series A	9/22/2023	18,133

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	3,200

Evozyne Inc Series A	4/9/2021	22,470

MOLOCO Inc Series A	6/26/2023	222,180

Yanka Industries Inc Series E	5/15/2020	30,005

Yanka Industries Inc Series F	4/8/2021	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,663,370	28,636,581	31,521,583	91,983	(78)	-	1,778,290	1,777,934	0.0%
Fidelity Securities Lending Cash Central Fund	3,276,043	24,470,817	27,746,860	3,034	-	-	-	-	0.0%
Total	7,939,413	53,107,398	59,268,443	95,017	(78)	-	1,778,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	36,589,583	34,740,839	1,848,744	-
Consumer Discretionary	30,014,849	30,014,849	-	-
Consumer Staples	8,515,833	8,515,833	-	-
Energy	2,445,916	2,445,916	-	-
Financials	43,759,420	43,621,702	-	137,718
Health Care	1,716	1,716	-	-
Industrials	24,600,804	24,600,804	-	-
Information Technology	62,084,274	61,738,526	-	345,748
Materials	9,615,548	9,615,548	-	-
Real Estate	2,363,860	2,363,860	-	-

Convertible Preferred Stocks
Communication Services	164,987	-	-	164,987
Information Technology	459,580	-	-	459,580

Money Market Funds	1,778,290	1,778,290	-	-
Total Investments in Securities:	222,394,660	219,437,883	1,848,744	1,108,033
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $157,553,681)	$220,616,370
Fidelity Central Funds (cost $1,778,290)	1,778,290

Total Investment in Securities (cost $159,331,971)		$222,394,660
Foreign currency held at value (cost $822,154)		822,154
Receivable for investments sold		218,660
Receivable for fund shares sold		147,336
Dividends receivable		7,340
Distributions receivable from Fidelity Central Funds		5,605
Prepaid expenses		222
Total assets		223,595,977
Liabilities
Payable for investments purchased	$1,042,214
Payable for fund shares redeemed	94,282
Accrued management fee	135,806
Distribution and service plan fees payable	17,770
Other payables and accrued expenses	26,173
Total liabilities		1,316,245
Net Assets		$222,279,732
Net Assets consist of:
Paid in capital		$135,422,061
Total accumulated earnings (loss)		86,857,671
Net Assets		$222,279,732

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($38,165,117 ÷ 1,452,915 shares)(a)		$26.27
Maximum offering price per share (100/94.25 of $26.27)		$27.87
Class M :
Net Asset Value and redemption price per share ($16,578,779 ÷ 639,463 shares)(a)		$25.93
Maximum offering price per share (100/96.50 of $25.93)		$26.87
Class C :
Net Asset Value and offering price per share ($3,642,758 ÷ 144,613 shares)(a)		$25.19
Fidelity Founders Fund :
Net Asset Value, offering price and redemption price per share ($147,626,859 ÷ 5,549,509 shares)		$26.60
Class I :
Net Asset Value, offering price and redemption price per share ($7,419,151 ÷ 278,865 shares)		$26.60
Class Z :
Net Asset Value, offering price and redemption price per share ($8,847,068 ÷ 330,679 shares)		$26.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$592,910
Income from Fidelity Central Funds (including $3,034 from security lending)		95,017
Total income		687,927
Expenses
Management fee
Basic fee	$698,673
Performance adjustment	66,676
Distribution and service plan fees	98,622
Custodian fees and expenses	2,720
Independent trustees' fees and expenses	353
Registration fees	32,037
Audit fees	24,100
Legal	880
Miscellaneous	310
Total expenses before reductions	924,371
Expense reductions	(102)
Total expenses after reductions		924,269
Net Investment income (loss)		(236,342)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2)	2,394,661
Redemptions in-kind	22,424,394
Fidelity Central Funds	(78)
Foreign currency transactions	(9,596)
Total net realized gain (loss)		24,809,381
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,903,116
Assets and liabilities in foreign currencies	82
Total change in net unrealized appreciation (depreciation)		18,903,198
Net gain (loss)		43,712,579
Net increase (decrease) in net assets resulting from operations		$43,476,237
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(236,342)	$(155,577)
Net realized gain (loss)	24,809,381	12,770,741
Change in net unrealized appreciation (depreciation)	18,903,198	3,774,661
Net increase (decrease) in net assets resulting from operations	43,476,237	16,389,825
Distributions to shareholders	(5,145,232)	(5,577,008)

Share transactions - net increase (decrease)	8,915,369	28,207,614
Total increase (decrease) in net assets	47,246,374	39,020,431

Net Assets
Beginning of period	175,033,358	136,012,927
End of period	$222,279,732	$175,033,358

Financial Highlights
Fidelity Advisor® Founders Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.60	$19.61	$15.07	$15.71	$18.71	$11.85
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.06)	(.04)	.07	- C,D	(.14)
Net realized and unrealized gain (loss)	5.36	2.79	4.58	(.38)	(1.88)	7.00
Total from investment operations	5.31	2.73	4.54	(.31)	(1.88)	6.86
Distributions from net investment income	-	-	-	(.07)	(.02)	-
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.11)	-
Total distributions	(.64)	(.74)	-	(.33)	(1.12) E	-
Net asset value, end of period	$26.27	$21.60	$19.61	$15.07	$15.71	$18.71
Total Return F,G,H	24.95%	13.61%	30.13%	(1.90)%	(10.74)%	57.89%
Ratios to Average Net Assets A,I,J
Expenses before reductions	1.08% K	1.07%	1.06%	1.24%	1.17%	1.25%
Expenses net of fee waivers, if any	1.08 % K	1.07%	1.05%	1.15%	1.15%	1.25%
Expenses net of all reductions, if any	1.08% K	1.07%	1.05%	1.15%	1.15%	1.24%
Net investment income (loss)	(.42)% K	(.28)%	(.21)%	.49%	-% D,L	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$38,165	$28,600	$22,456	$13,884	$11,013	$11,606
Portfolio turnover rate M	68 % K,N	41%	31%	51%	47%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Founders Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.35	$19.43	$14.97	$15.62	$18.62	$11.82
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.11)	(.08)	.03	(.04) C	(.17)
Net realized and unrealized gain (loss)	5.30	2.77	4.54	(.38)	(1.87)	6.97
Total from investment operations	5.22	2.66	4.46	(.35)	(1.91)	6.80
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.09)	-
Total distributions	(.64)	(.74)	-	(.30)	(1.09)	-
Net asset value, end of period	$25.93	$21.35	$19.43	$14.97	$15.62	$18.62
Total Return D,E,F	24.82%	13.37%	29.79%	(2.20)%	(10.93)%	57.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.33% I	1.31%	1.29%	1.44%	1.39%	1.46%
Expenses net of fee waivers, if any	1.33 % I	1.31%	1.28%	1.40%	1.38%	1.46%
Expenses net of all reductions, if any	1.33% I	1.31%	1.28%	1.40%	1.38%	1.45%
Net investment income (loss)	(.67)% I	(.52)%	(.44)%	.24%	(.24)% C	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,579	$12,629	$14,328	$8,354	$8,562	$7,357
Portfolio turnover rate J	68 % I,K	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Founders Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.81	$19.05	$14.76	$15.43	$18.41	$11.75
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.22)	(.17)	(.04)	(.14) C	(.26)
Net realized and unrealized gain (loss)	5.16	2.72	4.46	(.37)	(1.84)	6.92
Total from investment operations	5.02	2.50	4.29	(.41)	(1.98)	6.66
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.00)	-
Total distributions	(.64)	(.74)	-	(.26)	(1.00)	-
Net asset value, end of period	$25.19	$20.81	$19.05	$14.76	$15.43	$18.41
Total Return D,E,F	24.50%	12.79%	29.07%	(2.67)%	(11.40)%	56.68%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.83% I	1.82%	1.83%	2.01%	1.99%	2.04%
Expenses net of fee waivers, if any	1.83 % I	1.82%	1.83%	1.90%	1.91%	2.00%
Expenses net of all reductions, if any	1.83% I	1.82%	1.82%	1.90%	1.91%	1.99%
Net investment income (loss)	(1.17)% I	(1.03)%	(.98)%	(.26)%	(.76)% C	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,643	$2,854	$3,085	$1,613	$1,717	$2,035
Portfolio turnover rate J	68 % I,K	41%	31%	51%	47%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Founders Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.84	$19.75	$15.16	$15.79	$18.80	$11.88
Income from Investment Operations
Net investment income (loss) A,B	(.02)	- C	.01	.11	.05 D	(.09)
Net realized and unrealized gain (loss)	5.42	2.83	4.60	(.39)	(1.89)	7.01
Total from investment operations	5.40	2.83	4.61	(.28)	(1.84)	6.92
Distributions from net investment income	-	-	(.02)	(.09)	(.04)	-
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.13)	-
Total distributions	(.64)	(.74)	(.02)	(.35)	(1.17)	-
Net asset value, end of period	$26.60	$21.84	$19.75	$15.16	$15.79	$18.80
Total Return E,F	25.09%	14.02%	30.42%	(1.69)%	(10.48)%	58.25%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.79% I	.77%	.80%	.98%	.90%	.97%
Expenses net of fee waivers, if any	.79 % I	.77%	.79%	.90%	.90%	.97%
Expenses net of all reductions, if any	.79% I	.77%	.79%	.90%	.90%	.97%
Net investment income (loss)	(.12)% I	.02%	.06%	.74%	.25% D	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$147,627	$117,850	$84,557	$62,601	$69,885	$96,052
Portfolio turnover rate J	68 % I,K	41%	31%	51%	47%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Founders Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.84	$19.75	$15.16	$15.79	$18.81	$11.88
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.02	.11	.06 C	(.08)
Net realized and unrealized gain (loss)	5.41	2.82	4.60	(.39)	(1.89)	7.01
Total from investment operations	5.40	2.83	4.62	(.28)	(1.83)	6.93
Distributions from net investment income	-	-	(.03)	(.10)	(.05)	-
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.14)	-
Total distributions	(.64)	(.74)	(.03)	(.35) D	(1.19)	-
Net asset value, end of period	$26.60	$21.84	$19.75	$15.16	$15.79	$18.81
Total Return E,F	25.09%	14.02%	30.48%	(1.64)%	(10.45)%	58.33%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.77% I	.75%	.74%	.88%	.85%	.93%
Expenses net of fee waivers, if any	.77 % I	.75%	.73%	.88%	.85%	.93%
Expenses net of all reductions, if any	.77% I	.75%	.73%	.88%	.85%	.92%
Net investment income (loss)	(.11)% I	.04%	.12%	.76%	.30% C	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,419	$6,208	$4,792	$2,899	$1,263	$1,449
Portfolio turnover rate J	68 % I,K	41%	31%	51%	47%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Founders Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.95	$19.83	$15.21	$15.83	$18.86	$11.90
Income from Investment Operations
Net investment income (loss) A,B	- C	.03	.04	.13	.07 D	(.07)
Net realized and unrealized gain (loss)	5.44	2.83	4.62	(.39)	(1.89)	7.03
Total from investment operations	5.44	2.86	4.66	(.26)	(1.82)	6.96
Distributions from net investment income	-	-	(.04)	(.10)	(.06)	-
Distributions from net realized gain	(.64)	(.74)	-	(.26)	(1.15)	-
Total distributions	(.64)	(.74)	(.04)	(.36)	(1.21)	-
Net asset value, end of period	$26.75	$21.95	$19.83	$15.21	$15.83	$18.86
Total Return E,F	25.15%	14.11%	30.66%	(1.55)%	(10.37)%	58.49%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.68% I	.66%	.63%	.78%	.76%	.83%
Expenses net of fee waivers, if any	.68 % I	.66%	.63%	.75%	.75%	.83%
Expenses net of all reductions, if any	.68% I	.66%	.63%	.75%	.75%	.82%
Net investment income (loss)	(.02)% I	.13%	.22%	.89%	.40% D	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,847	$6,892	$6,795	$4,165	$18,186	$21,966
Portfolio turnover rate J	68 % I,K	41%	31%	51%	47%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC),capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,401,833
Gross unrealized depreciation	(4,513,340)
Net unrealized appreciation (depreciation)	$62,888,493
Tax cost	$159,506,167

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	117,952,779	69,015,352

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Founders Fund	1,667,288	-	22,424,394	22,424,394	44,233,124
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Fidelity Founders Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Fidelity Founders Fund	.66
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Founders Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Founders Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	43,712	2,064
Class M	.25%	.25%	37,942	-
Class C	.75%	.25%	16,968	4,011
			98,622	6,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,571
Class M	2,810
Class CA	2
12,383

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Founders Fund	1,172

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	5,872,161	6,545,061	592,822
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Founders Fund	117
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Founders Fund	305	8	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $102.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Founders Fund
Distributions to shareholders
Class A	$867,118	$883,447
Class M	380,074	518,849
Class C	88,963	112,181
Fidelity Founders Fund	3,426,316	3,641,890
Class I	182,427	182,993
Class Z	200,334	237,648
Total	$5,145,232	$5,577,008
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Founders Fund
Class A
Shares sold	182,431	338,276	$4,451,751	$7,573,309
Reinvestment of distributions	37,176	37,460	864,716	880,691
Shares redeemed	(90,735)	(197,095)	(2,215,813)	(4,339,772)
Net increase (decrease)	128,872	178,641	$3,100,654	$4,114,228
Class M
Shares sold	62,381	133,428	$1,517,153	$2,941,891
Reinvestment of distributions	16,314	21,430	374,898	498,682
Shares redeemed	(30,704)	(300,638)	(734,862)	(6,486,249)
Net increase (decrease)	47,991	(145,780)	$1,157,189	$(3,045,676)
Class C
Shares sold	11,668	43,765	$277,950	$972,749
Reinvestment of distributions	3,979	4,938	88,963	112,181
Shares redeemed	(8,166)	(73,466)	(197,938)	(1,580,466)
Net increase (decrease)	7,481	(24,763)	$168,975	$(495,536)
Fidelity Founders Fund
Shares sold	2,587,672	2,494,272	$67,896,535	$58,023,745
Reinvestment of distributions	134,182	141,129	3,157,314	3,351,822
Shares redeemed	(2,569,479)	(1,518,670)	(66,813,590)	(34,052,548)
Net increase (decrease)	152,375	1,116,731	$4,240,259	$27,323,019
Class I
Shares sold	20,338	113,204	$503,607	$2,597,868
Reinvestment of distributions	7,611	7,659	179,089	181,903
Shares redeemed	(33,398)	(79,162)	(849,461)	(1,851,405)
Net increase (decrease)	(5,449)	41,701	$(166,765)	$928,366
Class Z
Shares sold	17,636	20,903	$454,907	$478,964
Reinvestment of distributions	8,177	9,631	193,398	229,802
Shares redeemed	(9,176)	(59,142)	(233,248)	(1,325,553)
Net increase (decrease)	16,637	(28,608)	$415,057	$(616,787)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Founders Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9892519.106
RFFF-SANN-1225
Fidelity® Series Small Cap Core Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Core Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.9%
Consumer Discretionary - 0.9%
Diversified Consumer Services - 0.9%
OneSpaWorld Holdings Ltd	569,448	13,251,055
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
StoneCo Ltd Class A (a)	329,600	6,265,696
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
IAMGOLD Corp (United States) (a)	436,300	5,052,354
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd (b)	132,585	5,442,614
CANADA - 1.8%
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	143,016	5,995,231
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (a)(b)	166,500	6,170,490
Materials - 0.3%
Metals & Mining - 0.3%
Triple Flag Precious Metals Corp (United States)	191,600	5,318,816
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	217,029	9,833,584
TOTAL CANADA		27,318,121
ISRAEL - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	31,889	10,990,225
Software - 0.4%
Cellebrite DI Ltd (a)	335,289	5,720,030
TOTAL ISRAEL		16,710,255
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (a)	209,211	6,259,593
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Ltd (a)(b)	182,900	5,772,324
PUERTO RICO - 0.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liberty Latin America Ltd Class C (a)	489,727	3,873,740
Financials - 0.5%
Banks - 0.2%
Popular Inc	26,959	3,005,120
Financial Services - 0.3%
EVERTEC Inc	180,200	5,130,294
TOTAL FINANCIALS		8,135,414

TOTAL PUERTO RICO		12,009,154
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	63,406	6,220,763
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	41,700	18,371,769
UNITED STATES - 90.1%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc	52,100	2,149,125
Entertainment - 1.1%
Cinemark Holdings Inc	281,300	7,597,913
IMAX Corp (a)	263,191	8,551,076
		16,148,989
Media - 1.0%
EchoStar Corp Class A (a)	150,500	11,267,935
Magnite Inc (a)	220,900	3,949,692
		15,217,627
TOTAL COMMUNICATION SERVICES		33,515,741

Consumer Discretionary - 9.3%
Automobile Components - 1.7%
LCI Industries	54,958	5,687,603
Modine Manufacturing Co (a)	79,500	12,180,196
Patrick Industries Inc	74,260	7,750,516
		25,618,315
Diversified Consumer Services - 1.8%
Grand Canyon Education Inc (a)	49,574	9,334,784
Laureate Education Inc (a)	643,498	18,680,747
		28,015,531
Hotels, Restaurants & Leisure - 0.8%
Dutch Bros Inc Class A (a)	87,400	4,854,196
Noodles & Co Class A (a)	17,284	11,266
Red Rock Resorts Inc Class A	128,720	6,862,063
		11,727,525
Household Durables - 1.7%
Cavco Industries Inc (a)	21,762	11,529,508
Champion Homes Inc (a)	104,600	7,136,858
Meritage Homes Corp	100,300	6,776,268
		25,442,634
Leisure Products - 0.7%
Brunswick Corp/DE	82,320	5,442,175
Latham Group Inc (a)	752,100	5,452,725
		10,894,900
Specialty Retail - 2.1%
Academy Sports & Outdoors Inc	117,377	5,621,185
Boot Barn Holdings Inc (a)	38,723	7,343,817
Camping World Holdings Inc Class A	295,732	3,891,833
Murphy USA Inc	17,361	6,218,710
Signet Jewelers Ltd (b)	90,400	8,936,040
		32,011,585
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd (b)	262,800	8,911,547
TOTAL CONSUMER DISCRETIONARY		142,622,037

Consumer Staples - 1.9%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (a)	18,006	3,727,062
Vita Coco Co Inc/The (a)	139,300	5,736,374
		9,463,436
Consumer Staples Distribution & Retail - 0.3%
Grocery Outlet Holding Corp (a)	316,100	4,302,121
Food Products - 0.8%
Darling Ingredients Inc (a)	147,600	4,730,580
Simply Good Foods Co/The (a)	203,886	3,990,049
TreeHouse Foods Inc (a)	153,445	2,792,699
		11,513,328
Household Products - 0.2%
Energizer Holdings Inc	180,020	4,181,865
TOTAL CONSUMER STAPLES		29,460,750

Energy - 4.2%
Energy Equipment & Services - 2.4%
Cactus Inc Class A	201,948	8,920,043
Expro Group Holdings NV (a)	111,400	1,512,812
Flowco Holdings Inc Class A	382,000	6,188,400
Kodiak Gas Services Inc	134,100	4,945,608
Solaris Energy Infrastructure Inc Class A (b)	277,400	14,766,002
		36,332,865
Oil, Gas & Consumable Fuels - 1.8%
Chord Energy Corp	98,211	8,909,702
Gulfport Energy Corp (a)	44,900	8,351,849
Northern Oil & Gas Inc (b)	135,053	2,988,723
Uranium Energy Corp (a)(b)	554,855	8,394,956
		28,645,230
TOTAL ENERGY		64,978,095

Financials - 15.9%
Banks - 9.7%
Ameris Bancorp	82,000	5,872,840
BOK Financial Corp	57,266	5,988,878
Byline Bancorp Inc	198,247	5,301,125
Camden National Corp	153,980	5,874,337
Community Financial System Inc (b)	130,700	7,251,236
Connectone Bancorp Inc	205,227	4,937,762
CVB Financial Corp	339,800	6,242,126
Eastern Bankshares Inc	623,777	10,934,811
First Bancorp/Southern Pines NC (b)	169,100	8,208,114
First Foundation Inc (a)(b)	520,810	2,833,206
First Hawaiian Inc	292,800	7,182,384
First Interstate BancSystem Inc Class A	338,507	10,578,344
First Northwest Bancorp	118,801	1,077,525
FNB Corp/PA	553,906	8,707,402
Hancock Whitney Corp	136,200	7,778,382
Independent Bank Corp/MI	200,965	6,073,162
United Community Banks Inc/GA	256,589	7,492,399
Univest Financial Corp	28,315	831,328
Webster Financial Corp	200,767	11,451,750
Western Alliance Bancorp	129,098	9,985,730
Wintrust Financial Corp	108,919	14,161,649
		148,764,490
Capital Markets - 3.5%
P10 Inc Class A (b)	619,483	6,293,946
Perella Weinberg Partners Class A	651,707	12,173,887
Piper Sandler Cos	27,375	8,739,743
PJT Partners Inc Class A (b)	56,891	9,165,709
StepStone Group Inc Class A	170,070	10,353,862
WisdomTree Inc (b)	559,500	6,691,620
		53,418,767
Consumer Finance - 0.8%
FirstCash Holdings Inc	79,450	12,592,825
Financial Services - 0.9%
HA Sustainable Infrastructure Capital Inc	260,500	7,218,455
Walker & Dunlop Inc	73,376	5,864,210
		13,082,665
Insurance - 1.0%
Baldwin Insurance Group Inc/The Class A (a)	155,848	3,444,241
Selective Insurance Group Inc	89,885	6,771,936
TWFG Inc Class A (a)(b)	192,950	4,700,262
		14,916,439
TOTAL FINANCIALS		242,775,186

Health Care - 15.5%
Biotechnology - 8.0%
Alkermes PLC (a)	190,600	5,851,420
Annexon Inc (a)(b)	1,089,200	3,441,872
Arcellx Inc (a)	65,653	5,925,183
Avidity Biosciences Inc (a)	76,300	5,329,555
Bicara Therapeutics Inc (a)(b)	206,100	3,349,125
Blueprint Medicines Corp rights (a)(c)	35,641	0
Celldex Therapeutics Inc (a)(b)	178,728	4,777,399
Cytokinetics Inc (a)	122,751	7,805,737
CytomX Therapeutics Inc (a)	828,400	2,957,388
Day One Biopharmaceuticals Inc (a)	499,300	3,714,792
Denali Therapeutics Inc (a)	288,500	4,696,780
Janux Therapeutics Inc (a)	112,000	3,215,520
Kymera Therapeutics Inc (a)	25,500	1,576,920
Legend Biotech Corp ADR (a)	93,200	3,019,680
Madrigal Pharmaceuticals Inc (a)(b)	16,982	7,113,760
Monte Rosa Therapeutics Inc (a)	373,300	4,796,905
Perspective Therapeutics Inc (a)(b)	491,620	1,342,123
PTC Therapeutics Inc (a)	100,400	6,858,324
Rhythm Pharmaceuticals Inc (a)	54,400	6,188,544
Stoke Therapeutics Inc (a)	131,600	3,953,264
Travere Therapeutics Inc (a)	179,200	6,300,672
Ultragenyx Pharmaceutical Inc (a)	105,100	3,636,460
Vaxcyte Inc (a)	150,566	6,817,628
Vericel Corp (a)	118,600	4,158,116
Viking Therapeutics Inc (a)(b)	113,600	4,325,888
Vir Biotechnology Inc (a)	573,900	3,420,444
Viridian Therapeutics Inc (a)	179,132	4,232,889
Zenas Biopharma Inc (a)	112,500	3,515,625
		122,322,013
Health Care Equipment & Supplies - 2.5%
ICU Medical Inc (a)	54,100	6,496,869
iRhythm Technologies Inc (a)	57,298	10,731,916
Masimo Corp (a)	48,794	6,862,876
Merit Medical Systems Inc (a)	105,576	9,242,123
TransMedics Group Inc (a)	38,900	5,116,906
ViewRay Inc (a)	34,227	0
		38,450,690
Health Care Providers & Services - 2.5%
Ensign Group Inc/The	71,449	12,867,965
LifeStance Health Group Inc (a)	888,065	4,351,519
Option Care Health Inc (a)	340,500	8,863,215
Progyny Inc (a)	308,400	5,770,164
Surgery Partners Inc (a)(b)	304,369	6,674,812
		38,527,675
Health Care Technology - 0.1%
Waystar Holding Corp (a)	39,400	1,412,490
Life Sciences Tools & Services - 0.8%
BioLife Solutions Inc (a)	122,600	3,416,862
Charles River Laboratories International Inc (a)	28,700	5,168,009
Repligen Corp (a)	24,100	3,592,346
		12,177,217
Pharmaceuticals - 1.6%
Axsome Therapeutics Inc (a)	51,002	6,884,760
Crinetics Pharmaceuticals Inc (a)	126,045	5,482,958
Elanco Animal Health Inc (a)	196,500	4,352,475
Jazz Pharmaceuticals PLC (a)	25,900	3,564,875
Structure Therapeutics Inc ADR (a)(b)	132,400	4,411,568
		24,696,636
TOTAL HEALTH CARE		237,586,721

Industrials - 18.0%
Aerospace & Defense - 3.5%
Cadre Holdings Inc (b)	156,160	6,630,554
Carpenter Technology Corp	32,576	10,290,758
Karman Holdings Inc (a)	100,000	8,424,000
Kratos Defense & Security Solutions Inc (a)	138,468	12,545,201
V2X Inc (a)	106,878	6,101,664
VSE Corp	50,645	9,150,539
		53,142,716
Building Products - 1.4%
AZZ Inc	70,755	7,064,887
Tecnoglass Inc	117,512	7,007,240
UFP Industries Inc	82,524	7,602,936
		21,675,063
Commercial Services & Supplies - 2.0%
ACV Auctions Inc Class A (a)	371,283	3,367,537
Brady Corp Class A	117,873	8,947,739
BrightView Holdings Inc (a)	411,700	5,072,144
Brink's Co/The	121,791	13,538,288
		30,925,708
Construction & Engineering - 4.6%
Bowman Consulting Group Ltd (a)	157,138	6,802,504
Construction Partners Inc Class A (a)	121,653	13,911,021
Fluor Corp (a)	138,700	6,764,399
IES Holdings Inc (a)	38,821	15,213,173
Legence Corp Class A	117,000	4,840,290
Limbach Holdings Inc (a)(b)	72,700	6,868,696
Sterling Infrastructure Inc (a)	42,168	15,935,288
		70,335,371
Electrical Equipment - 1.6%
Eos Energy Enterprises Inc (a)(b)	257,000	4,119,710
Fluence Energy Inc Class A (a)(b)	109,000	2,289,000
NEXTracker Inc Class A (a)	180,768	18,297,337
		24,706,047
Machinery - 2.1%
Atmus Filtration Technologies Inc	175,000	7,959,000
Gates Industrial Corp PLC (a)	330,500	7,297,440
REV Group Inc	270,800	13,883,916
Wabash National Corp	346,700	2,780,534
		31,920,890
Passenger Airlines - 0.3%
Alaska Air Group Inc (a)	96,600	4,031,118
Professional Services - 1.3%
CRA International Inc	51,350	9,781,662
ExlService Holdings Inc (a)	240,200	9,391,820
		19,173,482
Trading Companies & Distributors - 1.2%
Herc Holdings Inc (b)	98,700	14,020,335
Xometry Inc Class A (a)(b)	91,021	4,431,812
		18,452,147
TOTAL INDUSTRIALS		274,362,542

Information Technology - 13.8%
Communications Equipment - 1.3%
Ciena Corp (a)	41,445	7,871,234
Lumentum Holdings Inc (a)	61,241	12,343,736
		20,214,970
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries Inc	60,276	12,219,753
Bel Fuse Inc Class A (b)	15,785	2,158,283
Bel Fuse Inc Class B	34,500	5,312,655
Belden Inc	84,303	10,272,321
Crane NXT Co	102,684	6,494,763
Mirion Technologies Inc Class A (a)	266,600	7,830,042
OSI Systems Inc (a)	30,200	8,409,492
Sanmina Corp (a)	93,200	12,773,061
TTM Technologies Inc (a)	178,300	11,981,760
		77,452,130
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic Inc (a)	66,454	8,815,123
Credo Technology Group Holding Ltd (a)	48,500	9,099,571
Diodes Inc (a)	152,626	8,144,123
MACOM Technology Solutions Holdings Inc (a)	45,733	6,774,429
Onto Innovation Inc (a)	49,439	6,672,287
Rigetti Computing Inc Class A (a)(b)	172,000	7,614,440
		47,119,973
Software - 3.9%
Agilysys Inc (a)	75,150	9,428,319
Bitdeer Technologies Group Class A (a)	244,500	5,427,900
Commvault Systems Inc (a)	54,700	7,615,334
nCino Inc (a)(b)	190,200	5,074,536
PAR Technology Corp (a)(b)	120,100	4,244,334
Riot Platforms Inc (a)	331,000	6,547,180
Terawulf Inc (a)(b)	441,000	6,835,500
Varonis Systems Inc (a)	201,152	7,086,585
Workiva Inc Class A (a)	88,816	7,550,248
		59,809,936
Technology Hardware, Storage & Peripherals - 0.4%
IonQ Inc (a)(b)	117,900	7,354,602
TOTAL INFORMATION TECHNOLOGY		211,951,611

Materials - 2.1%
Chemicals - 0.4%
Element Solutions Inc	229,479	6,131,679
Construction Materials - 0.4%
Eagle Materials Inc	29,873	6,342,635
Containers & Packaging - 0.3%
Graphic Packaging Holding CO	282,510	4,517,335
Metals & Mining - 0.5%
Constellium SE (a)	208,401	3,278,148
Warrior Met Coal Inc	68,450	4,643,648
		7,921,796
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	83,200	7,247,552
TOTAL MATERIALS		32,160,997

Real Estate - 5.6%
Diversified REITs - 0.1%
Armada Hoffler Properties Inc Class A	401,139	2,623,449
Health Care REITs - 1.0%
CareTrust REIT Inc	197,300	6,836,445
Sabra Health Care REIT Inc	442,300	7,881,786
		14,718,231
Office REITs - 1.0%
Douglas Emmett Inc	443,507	5,738,981
Kilroy Realty Corp	165,300	6,983,925
Postal Realty Trust Inc Class A	194,318	2,877,849
		15,600,755
Real Estate Management & Development - 1.5%
Compass Inc Class A (a)	817,100	6,299,841
Cushman & Wakefield PLC (a)	879,591	13,809,579
Landbridge Co LLC Class A (b)	48,642	2,878,147
		22,987,567
Retail REITs - 1.4%
Curbline Properties Corp	249,424	5,751,717
Tanger Inc	235,100	7,654,856
Urban Edge Properties	402,077	7,731,941
		21,138,514
Specialized REITs - 0.6%
Four Corners Property Trust Inc	139,457	3,296,763
Outfront Media Inc	317,744	5,620,892
		8,917,655
TOTAL REAL ESTATE		85,986,171

Utilities - 1.6%
Electric Utilities - 0.8%
IDACORP Inc	43,073	5,557,278
TXNM Energy Inc	106,600	6,054,880
		11,612,158
Gas Utilities - 0.5%
New Jersey Resources Corp	112,713	4,993,186
Southwest Gas Holdings Inc	33,300	2,647,350
		7,640,536
Water Utilities - 0.3%
WaterBridge Infrastructure LLC Class A	209,900	5,037,600
TOTAL UTILITIES		24,290,294

TOTAL UNITED STATES		1,379,690,145
TOTAL COMMON STOCKS (Cost $1,261,733,852)		1,502,363,843

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	27,710,590	27,716,132
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	81,514,796	81,522,947
TOTAL MONEY MARKET FUNDS (Cost $109,239,079)			109,239,079

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,370,972,931)	1,611,602,922
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(80,072,138)
NET ASSETS - 100.0%	1,531,530,784

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,862,794	141,264,148	146,411,195	473,339	384	1	27,716,132	27,710,590	0.0%
Fidelity Securities Lending Cash Central Fund	70,860,393	319,843,235	309,180,681	93,917	-	-	81,522,947	81,514,796	0.3%
Total	103,723,187	461,107,383	455,591,876	567,256	384	1	109,239,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	37,389,481	37,389,481	-	-
Consumer Discretionary	155,873,092	155,873,092	-	-
Consumer Staples	29,460,750	29,460,750	-	-
Energy	76,193,033	76,193,033	-	-
Financials	257,176,296	257,176,296	-	-
Health Care	243,581,952	243,581,952	-	-
Industrials	274,362,542	274,362,542	-	-
Information Technology	265,684,481	265,684,481	-	-
Materials	42,532,167	42,532,167	-	-
Real Estate	85,986,171	85,986,171	-	-
Utilities	34,123,878	34,123,878	-	-

Money Market Funds	109,239,079	109,239,079	-	-
Total Investments in Securities:	1,611,602,922	1,611,602,922	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,197,960) - See accompanying schedule:
Unaffiliated issuers (cost $1,261,733,852)	$1,502,363,843
Fidelity Central Funds (cost $109,239,079)	109,239,079

Total Investment in Securities (cost $1,370,972,931)		$1,611,602,922
Receivable for investments sold		2,197,529
Receivable for fund shares sold		549,185
Dividends receivable		176,635
Distributions receivable from Fidelity Central Funds		108,633
Receivable from investment adviser for expense reductions		3,239
Total assets		1,614,638,143
Liabilities
Payable for investments purchased	$986,015
Payable for fund shares redeemed	589,356
Other payables and accrued expenses	9,040
Collateral on securities loaned	81,522,948
Total liabilities		83,107,359
Net Assets		$1,531,530,784
Net Assets consist of:
Paid in capital		$1,334,884,094
Total accumulated earnings (loss)		196,646,690
Net Assets		$1,531,530,784
Net Asset Value, offering price and redemption price per share ($1,531,530,784 ÷ 114,721,961 shares)		$13.35
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$7,890,571
Interest		4,146
Income from Fidelity Central Funds (including $93,917 from security lending)		567,256
Total income		8,461,973
Expenses
Custodian fees and expenses	$41,557
Independent trustees' fees and expenses	2,534
Total expenses before reductions	44,091
Expense reductions	(21,809)
Total expenses after reductions		22,282
Net Investment income (loss)		8,439,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,722,142
Fidelity Central Funds	384
Total net realized gain (loss)		14,722,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	321,425,946
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		321,425,947
Net gain (loss)		336,148,473
Net increase (decrease) in net assets resulting from operations		$344,588,164
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,439,691	$12,673,627
Net realized gain (loss)	14,722,526	(65,473,001)
Change in net unrealized appreciation (depreciation)	321,425,947	(76,378,468)
Net increase (decrease) in net assets resulting from operations	344,588,164	(129,177,842)
Distributions to shareholders	-	(15,287,650)

Share transactions
Proceeds from sales of shares	73,085,781	1,130,889,247
Reinvestment of distributions	-	15,287,420
Cost of shares redeemed	(167,158,852)	(194,910,114)

Net increase (decrease) in net assets resulting from share transactions	(94,073,071)	951,266,553
Total increase (decrease) in net assets	250,515,093	806,801,061

Net Assets
Beginning of period	1,281,015,691	474,214,630
End of period	$1,531,530,784	$1,281,015,691

Other Information
Shares
Sold	6,295,635	93,746,144
Issued in reinvestment of distributions	-	1,205,910
Redeemed	(13,447,414)	(15,935,042)
Net increase (decrease)	(7,151,779)	79,017,012

Financial Highlights
Fidelity® Series Small Cap Core Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$11.07	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.14	.05
Net realized and unrealized gain (loss)	2.77	(.51)	1.30	(.22)
Total from investment operations	2.84	(.37)	1.44	(.17)
Distributions from net investment income	-	(.18)	(.12)	(.03)
Distributions from net realized gain	-	(.01)	(.05)	-
Total distributions	-	(.19)	(.17)	(.03)
Net asset value, end of period	$13.35	$10.51	$11.07	$9.80
Total Return D,E	27.02%	(3.64)%	14.81%	(1.67)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	-% I	.02%	.20% H
Expenses net of fee waivers, if any	- % H,I	-% I	-% I	-% H,I
Expenses net of all reductions, if any	-% H,I	-% I	-% I	-% H,I
Net investment income (loss)	1.15% H	1.15%	1.30%	1.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,531,531	$1,281,016	$474,215	$29,790
Portfolio turnover rate J	73 % H	42%	90%	12% K

AFor the period November 4, 2022 (commencement of operations) through April 30, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Series Small Cap Core Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), certain corporate actions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$326,712,518
Gross unrealized depreciation	(89,364,861)
Net unrealized appreciation (depreciation)	$237,347,657
Tax cost	$1,374,255,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,606,376)
Long-term	(7,172,582)
Total capital loss carryforward	$(63,778,958)

The Fund elected to defer to its next fiscal year approximately $247,785 of ordinary losses recognized during the period January 1, 2025 to April 30, 2025.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Core Fund	520,589,671	612,916,733
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Core Fund	6,100

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Core Fund	44,997,846	46,898,123	36,533

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Small Cap Core Fund	14,973
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Core Fund	9,958	1,682	21,567

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Small Cap Core Fund	23,150,316
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $19,543.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,266.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Core Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9906192.102
SCC-SANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025